Artisan Partners Funds
ARTISAN PARTNERS FUNDS, INC
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Footnotes
* Non-income producing security.
# Percentages for the various classifications relate to total net assets.
^ Amount rounds to less than $1 or 0.1% or 1 share.
‡ One contract is equal to 100 shares.
Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.
Investment Abbreviations
ADR American Depositary Receipt
BOA Bank of America
BUBOR Budapest Interbank Offered Rate
CAONREPO Canadian Overnight Repo Rate
CGM Citigroup Global Markets
CITI Citibank, N.A.
DB Deutsche Bank AG
ETF Exchange Traded Fund
GDR Global Depositary Receipt
GS Goldman Sachs International
ICBCSB ICBC Standard Bank Plc
IO Interest Only
JIBAR Johannesburg Interbank Average Rate
JPM JPMorganChase Bank, N.A.
KLIBOR Kuala Lumpur Interbank Offered Rate
LSE London Stock Exchange
MIBOR Mumbai Interbank Offered Rate
MS Morgan Stanley & Co International plc
NYSE New York Stock Exchange
OMO Open Market Operation
OTC Over-the-Counter
PIK Payment-In-Kind
Preference A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
SCB Standard Chartered Bank
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor's Depository Receipts
TDB Toronto Dominion Bank
TIIE Mexican Interbank Equilibrium Interest Rate
TIIEOIS Mexican Interbank Equilibrium Interest Rate Overnight Index Swap
THOR Thai Overnight Repurchase Rate
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offer Rate

Artisan Partners Funds
Currency Abbreviations
AED United Arab Emirates dirham
ALL Albanian lek
AMD Armenian dram
AUD Australian dollar
BRL Brazilian real
CAD Canadian dollar
CHF Swiss franc
CLP Chilean peso
CNH Chinese yuan offshore
CNY Chinese yuan onshore
COP Colombian peso
CZK Czech koruna
DKK Danish krone
DOP Dominican peso
EGP Egyptian pound
EUR Euro
GBP British pound
GEL Georgian lari
GTQ Guatemala quetzal
HKD Hong Kong dollar
HUF Hungarian forint
IDR Indonesian rupiah
ILS Israel new shekel
INR Indian rupee
ISK Iceland krona
JMD Jamaica dollar
JPY Japanese yen
KRW Korean won
KWD Kuwait dinar
KZT Kazakhstan tenge
MXN Mexican peso
MYR Malaysia ringgit
NGN Nigerian naira
PEN Peru nuevo sol
PLN Polish zloty
PYG Paraguay guarani
RSD Serbian dinar
RUB Russian ruble
SEK Swedish krona
THB Thailand baht
TJS Tajikistani somoni
TRY Turkish lira
TWD New Taiwan dollar
USD U.S. dollar
UZS Uzbekistani som
VND Vietnamese dong
ZAR South African rand

ARTISAN DEVELOPING WORLD FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 96.3%
AUSTRALIA - 2.0%
WiseTech Global Ltd. 969 $ 72,605
BRAZIL - 9.2%
MercadoLibre, Inc.
*
117 198,309
NU Holdings Ltd., Class A
*
12,533 129,844
328,153
CHINA - 16.0%
Kanzhun Ltd., ADR
*
3,909 53,948
KE Holdings, Inc., ADR 3,054 56,252
Kweichow Moutai Co. Ltd., Class A 359 74,891
Meituan, Class B
(1) *
7,188 140,404
PDD Holdings, Inc., ADR
*
817 79,199
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A 1,567 54,732
Tencent Holdings Ltd. 2,059 110,546
569,972
FRANCE - 3.6%
Hermes International SCA 17 41,565
LVMH Moet Hennessy Louis Vuitton SE 129 85,200
126,765
INDIA - 15.2%
Apollo Hospitals Enterprise Ltd. 975 83,068
HDFC Bank Ltd., ADR 1,744 111,369
MakeMyTrip Ltd.
*
1,646 184,765
One 97 Communications Ltd.
*
3,465 41,190
PB Fintech Ltd.
*
1,742 42,910
Zomato Ltd.
*
24,251 78,761
542,063
ITALY - 1.1%
Ferrari NV 96 40,882
NETHERLANDS - 4.4%
Adyen NV
(1) *
105 156,613
SINGAPORE - 9.6%
Grab Holdings Ltd., Class A
*
30,364 143,320
Sea Ltd., ADR
*
1,877 199,132
342,452
UNITED STATES - 35.2%
Airbnb, Inc., Class A
*
1,102 144,866
ARM Holdings plc, ADR
*
742 91,577
Cadence Design Systems, Inc.
*
366 110,088
Coca-Cola Co. (The) 1,784 111,055
Crowdstrike Holdings, Inc., Class A
*
444 151,900
Mastercard, Inc., Class A 76 40,185
Netflix, Inc.
*
122 108,511
NVIDIA Corp. 1,100 147,678
Snowflake, Inc., Class A
*
487 75,184
Veeva Systems, Inc., Class A
*
525 110,373
Visa, Inc., Class A 513 161,981
1,253,398
Total common stocks
(
Cost
$1,948,064) 3,432,903
Shares
Held Value
SHORT-TERM INVESTMENT - 3.1%
2
INVESTMENT COMPANY - 3.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(2)
(Cost $110,672)
110,672 $ 110,672
Total investments - 99.4%
(Cost $2,058,736) 3,543,575
Other assets less liabilities - 0.6% 19,742
Total net assets - 100.0%
#
$ 3,563,317
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024,
the value of these securities was $297,017 or 8.3% of net assets.
(2)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 472,137 13 .3%
Consumer Discretionary 993,951 28 .1
Consumer Staples 185,946 5 .3
Financials 684,092 19 .3
Health Care 248,173 7 .0
Industrials 143,320 4 .0
Information Technology 649,032 18 .3
Real Estate 56,252 1 .6
Short-Term Investment 110,672 3 .1
Total investments $ 3,543,575 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
AUD $ 72,605 2 .0%
CNY 129,623 3 .7
EUR 283,378 8 .0
HKD 250,950 7 .1
INR 245,929 6 .9
USD 2,561,090 72 .3
Total investments $ 3,543,575 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND
Consolidated Schedule of Investments — December 31, 2024 (Unaudited)
Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

Artisan Partners Funds
Principal
Amount Value
SOVEREIGN GOVERNMENT BONDS AND
CREDIT-LINKED NOTES - 60.3%
ALBANIA - 2.1%
Albanian Government Bond
4.21%, 1/15/2026 ALL 14,000 $ 149
5.00%, 2/24/2026 ALL 13,000 139
4.30%, 7/10/2027 ALL 11,300 122
6.00%, 2/13/2028 ALL 9,500 108
5.25%, 1/26/2029 ALL 21,500 240
5.63%, 11/8/2030 ALL 19,000 219
Republic of Albania
5.90%, 6/9/2028
(1)
EUR 620 666
1,643
ANGOLA - 1.6%
Republic of Angola
6.93%, 2/19/2027
(1)
104 98
8.25%, 5/9/2028
(1)
550 517
8.00%, 11/26/2029
(1)
220 197
9.13%, 11/26/2049
(1)
550 441
1,253
ARGENTINA - 1.3%
Argentine Republic
3.88%, 7/9/2035
(2)
EUR 791 503
4.25%, 1/9/2038
(2)
EUR 40 26
3.00%, 7/9/2041
(2)
EUR 891 531
1,060
ARMENIA - 0.2%
Republic of Armenia
9.25%, 4/29/2028 AMD 70,000 175
BAHAMAS - 6.7%
Commonwealth of the Bahamas
6.00%, 11/21/2028
(1)
2,354 2,242
9.00%, 6/16/2029
(1)
620 643
6.95%, 11/20/2029
(1)
253 240
8.95%, 10/15/2032
(1)
2,175 2,244
5,369
BENIN - 3.3%
Benin Government Bond
4.88%, 1/19/2032
(1)
EUR 1,980 1,848
4.95%, 1/22/2035
(1)
EUR 370 324
6.88%, 1/19/2052
(1)
EUR 515 448
2,620
CAMEROON - 1.2%
Republic of Cameroon
9.50%, 11/19/2025
(1)
460 456
5.95%, 7/7/2032
(1)
EUR 625 522
978
DOMINICAN REPUBLIC - 0.0%
^
Dominican Republic Government Bond
6.50%, 11/27/2026
(1)
DOP 1,450 22
EGYPT - 0.9%
Arab Republic of Egypt
6.38%, 4/11/2031
(1)
EUR 775 706
Principal
Amount Value
EL SALVADOR - 0.3%
Republic of El Salvador
0.25%, 04/17/2030 IO
(1)
11,395 $ 203
0.25%, 04/17/2030 IO
(3)
1,020 18
221
GABON - 1.3%
Gabonese Republic
6.95%, 6/16/2025
(1)
1,072 1,036
GEORGIA - 0.9%
Republic of Georgia
2.75%, 4/22/2026
(1)
780 734
GHANA - 1.5%
Republic of Ghana
Zero Coupon, 7/3/2026
(1)
1,247 1,164
INDIA - 2.0%
Asian Infrastructure Investment Bank (The)
7.00%, 3/1/2029
(1)
INR 76,000 880
International Bank for Reconstruction & Development
6.50%, 4/17/2030 INR 65,000 736
1,616
INDONESIA - 7.4%
Republic of Indonesia
6.38%, 4/15/2032 IDR 4,100,000 245
7.50%, 8/15/2032 IDR 4,500,000 286
7.00%, 2/15/2033 IDR 5,500,000 340
6.63%, 2/15/2034 IDR 17,000,000 1,027
8.38%, 3/15/2034 IDR 7,000,000 472
8.25%, 5/15/2036 IDR 9,854,000 666
7.50%, 5/15/2038 IDR 1,399,000 90
8.38%, 4/15/2039 IDR 2,121,000 146
7.13%, 6/15/2042 IDR 25,000,000 1,548
7.13%, 6/15/2043 IDR 16,785,000 1,043
5,863
IRAQ - 3.9%
Republic of Iraq
5.80%, 1/15/2028
(1)
3,174 3,088
IRELAND - 0.3%
Avenir Issuer IV Ireland DAC
6.00%, 10/25/2027
(1)
280 262
IVORY COAST - 2.6%
Republic of Cote d'Ivoire
5.25%, 3/22/2030
(1)
EUR 1,085 1,060
6.88%, 10/17/2040
(1)
EUR 1,170 1,048
2,108
JAMAICA - 0.7%
Jamaica Government Bond
9.63%, 11/3/2030 JMD 79,000 533
NIGERIA - 1.5%
Federal Republic of Nigeria
7.63%, 11/21/2025
(1)
1,196 1,190
PAKISTAN - 1.6%
Islamic Republic of Pakistan
6.88%, 12/5/2027
(1)
470 424

Artisan Partners Funds
Principal
Amount Value
7.38%, 4/8/2031
(1)
1,040 $ 869
1,293
PAPUA NEW GUINEA - 1.9%
Papua New Guinea Government International Bond
8.38%, 10/4/2028
(1)
1,525 1,502
PARAGUAY - 1.8%
Paraguay Treasury Credit-Linked Notes
9.03%, 2/15/2030
(4)(5)(6)
654 616
8.00%, 3/3/2036
(4)(5)(6)
211 195
Republic of Paraguay
7.90%, 2/9/2031
(1)
PYG 5,045,000 653
1,464
PERU - 6.1%
Bonos de la Tesoreria
7.30%, 8/12/2033
(1)
PEN 2,200 616
5.40%, 8/12/2034 PEN 17,610 4,270
4,886
RWANDA - 0.7%
Republic of Rwanda
5.50%, 8/9/2031
(1)
650 547
SOUTH AFRICA - 1.3%
Republic of South Africa
8.25%, 3/31/2032 ZAR 20,800 1,020
TAJIKISTAN - 1.7%
Republic of Tajikistan
7.13%, 9/14/2027
(1)
1,340 1,312
TUNISIA - 1.9%
Tunisian Republic
5.75%, 1/30/2025
(1)
740 736
6.38%, 7/15/2026
(1)
EUR 755 747
1,483
UKRAINE - 1.7%
Ukraine Government Bond
1.75%, 2/1/2029
(1)(2)
625 434
1.75%, 2/1/2035
(1)(2)
810 446
0.00%, 2/1/2035
(1)(2)
243 143
0.00%, 2/1/2036
(1)(2)
497 291
1,314
UZBEKISTAN - 0.4%
Republic of Uzbekistan International Bond
5.38%, 5/29/2027
(1)
EUR 330 344
ZAMBIA - 1.5%
Republic of Zambia
5.75%, 6/30/2033
(1)(2)
1,382 1,213
1,213
Total Sovereign government bonds and credit-linked notes
(
Cost
$47,622) 48,019
CORPORATE BONDS - 18.2%
ARGENTINA - 0.4%
MSU Energy SA
9.75%, 12/5/2030
(1)
381 374
BRAZIL - 3.0%
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031
(1)
842 700
NewCo Holding USD 20 SARL
9.38%, 11/7/2029
(1)
240 239
Principal
Amount Value
OHI Group SA
13.00%, 7/22/2029
(1)
810 $ 810
Trident Energy Finance plc
12.50%, 11/30/2029
(1)
550 576
Unigel Luxembourg SA
8.75%, 10/1/2026
(1)(7)
253 49
2,374
CAMEROON - 0.7%
Golar LNG Ltd.
7.75%, 9/19/2029
(1)
600 594
CHILE - 0.5%
ATP Tower Holdings LLC
4.05%, 4/27/2026
(1)
420 403
COLOMBIA - 1.2%
Aris Mining Corp.
8.00%, 10/31/2029
(1)
200 198
EnfraGen Energia Sur SA
5.38%, 12/30/2030
(1)
460 392
Gran Tierra Energy, Inc.
9.50%, 10/15/2029
(1)
370 345
935
CZECH REPUBLIC - 0.5%
Energo-Pro A/S
11.00%, 11/2/2028
(1)
370 397
DOMINICAN REPUBLIC - 3.9%
Banco Central de la Republica Dominicana
13.00%, 12/5/2025
(1)
DOP 101,120 1,677
13.00%, 1/30/2026
(1)
DOP 80,020 1,337
9.00%, 12/11/2026
(1)
DOP 4,360 69
3,083
MOLDOVA, REPUBLIC OF - 0.5%
Aragvi Finance International DAC
11.13%, 11/20/2029
(1)
390 386
NETHERLANDS - 0.5%
VEON Holdings BV
3.38%, 11/25/2027
(1)
430 379
NIGERIA - 0.5%
SEPLAT Energy plc
7.75%, 4/1/2026
(1)
410 408
NORWAY - 0.3%
Panoro Energy ASA
10.25%, 12/11/2029 260 257
PARAGUAY - 0.3%
Frigorifico Concepcion SA
7.70%, 7/21/2028
(1)(8)
310 239
SINGAPORE - 0.4%
Yinson Production Financial Services Pte. Ltd.
9.63%, 5/3/2029
(1)
350 361
TURKEY - 2.4%
GDZ Elektrik Dagitim A/S
9.00%, 10/15/2029
(1)
460 443
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu ve Kuzey Cevre Otoyolu Yatirim ve I
7.54%, 10/31/2027
(1)
770 772
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036
(1)
755 719
1,934
UNITED ARAB EMIRATES - 0.5%
Pearl Petroleum Co. Ltd.
13.00%, 5/15/2028
(1)
373 388

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Paraguay Treasury Credit-Linked Note,
9.03%, 2/15/2030
8/17/2023 - 3/4/2024
$ 651
$ 616
0.8%
Paraguay Treasury Credit-Linked Note,
8.00%, 3/3/2036
3/27/2024
211
195
0.2%
Principal
Amount Value
UNITED KINGDOM - 1.0%
3T Global Holdco Ltd.
11.25%, 5/22/2028 125 $ 124
ACG Holdco 1 Ltd.
14.75%, 1/13/2029 650 652
776
UZBEKISTAN - 1.6%
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027
(1)
UZS 15,500,000 1,264
Total corporate bonds
(
Cost
$14,809) 14,552
BANK LOANS - 2.5%
PARAGUAY - 0.7%
Frigorifico Concepcion SA First Lien Term Loan B
(SOFR + 5.50%), 9.93%, 12/8/2026
(4)(5)(9)
600 537
TANZANIA - 1.8%
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 10.09%, 3/6/2031
(4)(5)(9)
1,450 1,434
Total bank loans
(
Cost
$2,050) 1,971
SHORT-TERM INVESTMENTS - 10.9%
SOVEREIGN GOVERNMENT TREASURY BILLS - 6.7%
Arab Republic of Egypt
26.70%, 2/25/2025
(10)
EGP 83,925 1,586
27.37%, 3/18/2025
(10)
EGP 29,800 554
27.49%, 3/25/2025
(10)
EGP 52,750 976
Egypt Treasury Bill
4.35%, 1/7/2025
(10)
EGP 1,150 23
Federal Republic of Nigeria
25.23%, 3/6/2025
(10)
NGN 160,000 99
24.76%, 3/27/2025
(10)
NGN 940,000 575
Nigeria OMO Bill
25.49%, 5/20/2025
(10)
NGN 210,000 124
25.89%, 6/17/2025
(10)
NGN 242,000 140
28.08%, 10/7/2025
(10)
NGN 890,500 474
23.87%, 12/9/2025
(10)
NGN 260,000 138
Republic of Albania
3.01%, 1/30/2025
(10)
ALL 12,000 126
3.13%, 2/13/2025
(10)
ALL 27,800 293
2.96%, 4/17/2025
(10)
ALL 7,500 79
3.35%, 5/1/2025
(10)
ALL 16,800 175
Total sovereign government treasury bills
(
Cost
$5,495 ) 5,362
U.S. TREASURY OBLIGATIONS - 3.9%
U.S. Treasury Bills
2.92%, 1/7/2025
(10)
2,400 2,398
Principal
Amount Value
3.91%, 1/28/2025
(10)
680 $ 678
Total U.S. treasury obligations
(
Cost
$3,076 ) 3,076
Shares
Held
2
INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(11)
218 218
Federated Treasury Obligations Fund - Institutional Class, 4.35%
(11)
4 4
Fidelity Investments Money Market Treasury Portfolio - Institutional
Class, 4.38%
(11)
4 4
Total investment companies
(Cost $226) 226
Total short-term investments
(
Cost
$8,797) 8,664
Total investments - 91.9%
(Cost $73,278) 73,206
REVERSE REPURCHASE AGREEMENT -  (0.2)%
(Proceeds $(163)) (163)
Other assets less liabilities - 8.3% 6,599
Total net assets - 100.0%
#
$ 79,642
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024,
the value of these securities was $46,075 or 57.9% of net assets.
(2)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger.  The interest rate shown was the current rate as of December 31, 2024.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,782, or 3.5% of total net assets. See notes (2) and (3) in the accompanying notes.
(5)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)
Security is restricted.
(7)
Defaulted security.
(8)
All or a position of the security has been pledge as collateral in connection with outstanding reverse repurchase agreements.
(9)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of December 31, 2024.
(10)
Yield to maturity.
(11)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 379 0 .5%
Consumer Discretionary 124 0 .2
Consumer Staples 1,162 1 .6
Energy 5,052 6 .9
Financials 5,781 7 .9
Industrials 1,894 2 .6
Materials 899 1 .2
Sovereign Government Securities 48,019 65 .6
Utilities 1,232 1 .7
Short-Term Investments 8,664 11 .8
Total investments $ 73,206 100 .0%

Artisan Partners Funds
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
ALL $ 1,650 2 .3%
AMD 175 0 .2
DOP 3,105 4 .2
EGP 3,139 4 .3
EUR 8,773 12 .0
IDR 5,863 8 .0
INR 1,616 2 .2
JMD 533 0 .7
NGN 1,550 2 .1
PEN 4,886 6 .7
PYG 653 1 .0
USD 38,979 53 .2
UZS 1,264 1 .7
ZAR 1,020 1 .4
Total investments $ 73,206 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL
**
740 USD 118 CGM 1/3/2025 $ 2
CZK 3,800 EUR 150 SCB 1/3/2025 —
^
EUR 151 CZK 3,800 SCB 1/3/2025 —
^
USD 704 MYR
**
3,150 GS 1/6/2025 —
^
TRY 159,875 USD 4,441 SCB 1/13/2025 35
USD 400 INR
**
34,049 SCB 1/13/2025 3
USD 204 INR
**
17,333 TDB 1/13/2025 2
USD 2,756 PEN
**
10,278 TDB 1/13/2025 22
KZT
**
116,000 USD 220 DB 1/17/2025 1
USD 381 EGP
**
19,350 ICBCSB 1/21/2025 3
USD 366 INR
**
31,399 CGM 1/21/2025 —
^
USD 322 MXN 6,568 TDB 1/21/2025 8
USD 1,162 ZAR 20,838 SCB 1/21/2025 60
UZS
**
5,300,000 USD 407 ICBCSB 1/23/2025 1
KZT
**
1,412,390 USD 2,671 DB 1/24/2025 7
USD 3,967 INR
**
340,351 SCB 2/3/2025 5
BRL
**
34,363 USD 5,506 CGM 2/4/2025 22
USD 16 IDR
**
256,073 CGM 2/5/2025 —
^
USD 288 IDR
**
4,599,636 TDB 2/5/2025 5
UZS
**
200,000 USD 14 SCB 2/7/2025 1
USD 240 IDR
**
3,829,887 TDB 2/13/2025 4
USD 11,029 EUR 10,457 SCB 3/19/2025 161
GTQ
**
5,650 USD 714 CITI 9/3/2025 14
TRY 9,950 USD 206 SCB 12/18/2025 1
Total unrealized appreciation 357
BRL
**
34,594 USD 5,924 CGM 1/3/2025 (325)
MYR
**
3,150 USD 705 GS 1/6/2025 (1)
INR
**
33,709 USD 396 TDB 1/13/2025 (3)
KZT
**
140,000 USD 273 DB 1/13/2025 (7)
PEN
**
480 USD 129 CGM 1/13/2025 (1)
PEN
**
3,850 USD 1,033 TDB 1/13/2025 (8)
INR
**
6,959 USD 82 CGM 1/21/2025 (1)
INR
**
238,437 USD 2,808 TDB 1/21/2025 (29)
TJS
**
2,530 USD 232 JPM 1/31/2025 (3)
BRL
**
3,362 USD 543 CGM 2/4/2025 (2)
CZK 3,800 EUR 151 SCB 2/4/2025 ( — )
^
MYR
**
3,150 USD 705 GS 2/6/2025 (2)
USD 14 UZS
**
200,000 SCB 2/7/2025 (1)
TJS
**
2,560 USD 232 JPM 3/14/2025 (2)
EUR 134 USD 142 SCB 3/19/2025 (2)
UZS
**
5,260,000 USD 397 ICBCSB 4/2/2025 (1)
USD 365 EGP
**
19,350 SCB 4/3/2025 (2)
TJS
**
4,710 USD 426 ICBCSB 4/11/2025 (6)
UZS
**
2,800,000 USD 209 CITI 5/20/2025 (1)
FOREIGN CURRENCY FORWARD CONTRACTS (continued)
Values in thousands
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Total unrealized depreciation $ (397)
Net unrealized depreciation $ (40)
** Non-deliverable.
FUTURES CONTRACTS
Values in thousands
Description
No. of
Contracts Expiration Date
Trading
Currency
Notional
Amount
Notional
Value
Unrealized
Appreciation
Short Positions Contracts
Euro-Bobl (23) 3/6/2025 EUR $ (2,300) $ (2,808) $ 33
Euro-Bund (31) 3/6/2025 EUR (3,100) (4,285) 94
Euro-Schatz (11) 3/6/2025 EUR (1,100) (1,219) 4
U.S. Treasury 2 Year Note (42) 3/31/2025 USD (8,400) (8,636) 8
U.S. Treasury 5 Year Note (103) 3/31/2025 USD (10,300) (10,949) 92
U.S. Treasury 10 Year Note (43) 3/20/2025 USD (4,300) (4,676) 86
U.S. Treasury 10 Year Ultra Note (4) 3/20/2025 USD (400) (445) 11
Net unrealized appreciation $ 328

Artisan Partners Funds
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate
Received by the
Fund (%)
Frequency of Payment
Made/Received
Termination
Date Credit Spread (bps)
Notional
Amount
***
Upfront (Payments)
Receipts
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Arab Republic of Egypt 1.00 Quarterly 6/20/2029 558.65 515 (97) 12 (85)
Republic of Colombia 1.00 Quarterly 6/20/2034 319.20 2,770 (351) (64) (415)
– – –
Total sell protection (448) (52) (500)
*** If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At
December 31, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $3,285.
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional amounts and values in thousands and reported in USD unless otherwise stated
Floating Rate Index (Frequency) Fixed Rate (%) (Frequency)
Fund Pays/
Receives
Floating
Rate Termination Date Notional Amount
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
6 month PRIBOR semi-annually 3.95 annually Pay 12/1/2030 CZK 31,850 8 11 19
3 month JIBAR quarterly 9.80 quarterly Pay 4/3/2034 ZAR 15,200 24 38 62
6 month PRIBOR semi-annually 3.82 annually Pay 4/5/2034 CZK 79,500 (53) 125 72
4 week TIIE monthly 10.53 monthly Pay 12/29/2025 MXN 283,100 — 107 107
1 day TIIEOIS monthly 9.47 monthly Pay 3/31/2027 MXN 50,600 —
^
9 9
1 day TIIEOIS monthly 10.53 monthly Pay 6/15/2026 MXN 283,100 1 80 81
– – –
Total positive value (20) 370 350
6 month PRIBOR semi-annually 3.36 annually Pay 8/9/2034 CZK 18,000 — (29) (29)
6 month PRIBOR semi-annually 3.54 annually Pay 10/14/2034 CZK 24,250 1 (23) (22)
4 week TIIE monthly 9.52 monthly Pay 12/17/2025 MXN 33,900 — (4) (4)
4 week TIIE monthly 9.47 monthly Pay 12/10/2025 MXN 50,600 — (7) (7)
1 day MIBOR semi-annually 6.06 semi-annually Pay 8/9/2029 INR 235,000 — (23) (23)
1 day MIBOR semi-annually 6.19 semi-annually Pay 5/26/2033 INR 81,000 (8) 5 (3)
1 day TIIEOIS monthly 9.52 monthly Pay 9/14/2033 MXN 33,900 —
^
(2) (2)
– – –
Total negative value (7) (83) (90)
Total (27) 287 260
REVERSE REPURCHASE AGREEMENT
Values in thousands
Counterparty
Interest
Rate Trade Date Maturity Date
Face value
($)
Face Value
Including Accrued
Interest
($)
Type of Non Cash
Underlying Collateral
Remaining
Contractual Maturity
of Agreement
Morgan Stanley & Co International plc (3.00)% 9/23/2024 Open (163) (163) Frigorifico Concepcion SA Up to 25 Years
*
*
Reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN FLOATING RATE FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Principal amount, shares and dollar values in thousands

Artisan Partners Funds
Principal
Amount Value
BANK LOANS - 83.2%
AUTOMOBILE COMPONENTS - 1 .2%
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 6.00%), 10.55%, 12/3/2029
(1)
887 $ 887
BROADLINE RETAIL - 1 .3%
CNT Holdings I Corp. First Lien Term Loan
(SOFR + 3.50%), 8.09%, 11/8/2027
(1)
990 995
CAPITAL MARKETS - 5 .1%
CPI Holdco B LLC First Lien Term Loan B
(SOFR + 2.25%), 6.03%, 5/19/2031
(1)
429 428
Edelman Financial Engines Center LLC (The) First Lien Term Loan
(SOFR + 3.00%), 7.38%, 4/7/2028
(1)
1,336 1,342
Edelman Financial Engines Center LLC (The) Second Lien Term Loan
(SOFR + 5.25%), 9.61%, 10/20/2028
(1)
1,250 1,259
Gen II Fund Services LLC First Lien Term Loan
(SOFR + 2.75%), 7.08%, 11/19/2031
(1)
750 753
Summit Acquisition, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.08%, 10/16/2031
(1)
147 148
3,930
CHEMICALS - 1 .2%
Bakelite US Holdco, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.09%, 5/28/2029
(1)
929 923
COMMERCIAL SERVICES - 0 .7%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.71%, 12/21/2028
(1)
564 547
COMMERCIAL SERVICES & SUPPLIES - 1 .6%
OMNIA Partners LLC First Lien Term Loan B
(SOFR + 2.75%), 7.37%, 7/25/2030
(1)
474 476
Ryan LLC First Lien Term Loan
(SOFR + 3.50%), 7.86%, 11/14/2030
(1)
735 736
1,212
COMMUNICATIONS EQUIPMENT - 4 .7%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.20%, 11/30/2029
(1)
2,375 2,392
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.95%, 12/24/2030
(1)
1,199 1,215
3,607
CONSTRUCTION & ENGINEERING - 0 .6%
Construction Partners, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.84%, 11/3/2031
(1)
466 467
CONTAINERS & PACKAGING - 2 .7%
Iris Holdings, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.44%, 6/28/2028
(1)
1,150 1,106
Ring Container Technologies Group LLC First Lien Term Loan
(SOFR + 2.75%), 7.11%, 8/14/2028
(1)
995 996
2,102
DISTRIBUTORS - 0 .7%
Core & Main LP First Lien Term Loan D
(SOFR + 2.00%), 6.34%, 7/27/2028
(1)
408 408
Verde Purchaser LLC First Lien Term Loan B
(SOFR + 4.50%), 8.81%, 11/29/2030
(1)
134 134
542
DIVERSIFIED CONSUMER SERVICES - 2 .0%
KUEHG Corp. First Lien Term Loan
(SOFR + 3.25%), 7.45%, 6/12/2030
(1)
929 938
Principal
Amount Value
DIVERSIFIED CONSUMER SERVICES (continued)
Wand NewCo 3, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.61%, 1/30/2031
(1)
599 $ 601
1,539
DIVERSIFIED TELECOMMUNICATION SERVICES - 0 .5%
Zayo Group Holdings, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.47%, 3/9/2027
(1)
378 353
ENTERTAINMENT - 0 .7%
J&J Ventures Gaming LLC Delayed Draw First Lien Term Loan
(SOFR + 4.25%), 8.72%, 4/26/2028
(1)
501 503
FOOD - 0 .6%
Chefs' Warehouse, Inc. (The) First Lien Term Loan
(SOFR + 3.50%), 7.86%, 8/23/2029
(1)
474 477
FOOD PRODUCTS - 3 .6%
1440 Foods Topco LLC First Lien Term Loan
(SOFR + 5.00%), 9.36%, 11/5/2031
(1)
1,336 1,271
B&G Foods, Inc. First Lien Term Loan B5
(SOFR + 3.50%), 7.86%, 10/10/2029
(1)
257 256
Fiesta Purchaser, Inc. First Lien Term Loan B
(SOFR + 3.25%), 7.56%, 2/12/2031
(1)
546 546
H-Food Holdings LLC First Lien Term Loan
(US Prime Rate + 4.69%), 12.19%, 5/23/2025
(1)
453 286
H-Food Holdings LLC First Lien Term Loan B2
(US Prime Rate + 3.00%), 10.50%, 5/23/2025
(1)
295 186
H-Food Holdings LLC First Lien Term Loan B3
(SOFR + 5.00%), 9.57%, 5/23/2025
(1)
353 223
2,768
FOOD SERVICE - 1 .8%
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.36%, 5/15/2028
(1)
636 642
TKC Midco 1 LLC First Lien Term Loan
12.00% Cash, 13.50% PIK, 2/16/2027 831 750
1,392
GROUND TRANSPORTATION - 0 .7%
Vortex Opco LLC First Lien Term Loan
(SOFR + 6.25%), 10.58%, 4/30/2030
(1)
528 545
HEALTH CARE EQUIPMENT & SUPPLIES - 0 .5%
Medline Borrower LP First Lien Term Loan
(SOFR + 2.25%), 6.61%, 10/23/2028
(1)
395 396
HEALTH CARE PROVIDERS & SERVICES - 1 .6%
Mamba Purchaser, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.36%, 10/16/2028
(1)
805 808
Surgery Center Holdings, Inc. First Lien Term Loan
(SOFR + 2.75%), 7.09%, 12/19/2030
(1)
371 374
1,182
HOTEL & RESORT REITS - 1 .3%
OEG Borrower LLC First Lien Term Loan
(SOFR + 3.50%), 7.85%, 6/30/2031
(1)
998 996
HOTELS, RESTAURANTS & LEISURE - 5 .1%
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.11%, 9/30/2030
(1)
1,740 1,702
Life Time, Inc. First Lien Term Loan
(SOFR + 2.50%), 7.03%, 10/22/2031
(1)
750 752

Artisan Partners Funds
Principal
Amount Value
HOTELS, RESTAURANTS & LEISURE (continued)
Motion Finco SARL First Lien Term Loan B3
(SOFR + 3.50%), 7.83%, 11/13/2029
(1)(2)
1,490 $ 1,471
3,925
HOUSEHOLD DURABLES - 2 .1%
TGP Holdings III LLC First Lien Term Loan
(SOFR + 3.25%), 7.71%, 6/29/2028
(1)
1,636 1,591
INSURANCE - 14 .8%
Acrisure LLC First Lien Term Loan B1
(SOFR + 2.75%), 6.92%, 2/16/2027
(1)
1,649 1,650
AmWINS Group, Inc. First Lien Term Loan
(SOFR + 2.25%), 6.72%, 2/21/2028
(1)
487 488
Amynta Agency Borrower, Inc. First Lien Term Loan B
(SOFR + 3.00%), 7.17%, 12/6/2031
(1)
1,485 1,484
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B
(SOFR + 3.75%), 8.51%, 2/18/2031
(1)(2)
1,000 1,005
AssuredPartners, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.86%, 2/14/2031
(1)
209 210
Baldwin Insurance Group Holdings LLC (The) First Lien Term Loan
(SOFR + 3.25%), 7.61%, 5/26/2031
(1)
692 696
Baldwin Insurance Group Holdings LLC (The) First Lien Term Loan B
(SOFR + 3.00%), 7.17%, 5/27/2031
(1)
500 502
Broadstreet Partners, Inc. First Lien Term Loan B
(SOFR + 3.00%), 7.57%, 6/16/2031
(1)
835 837
Cross Financial Corp. First Lien Term Loan B3
(SOFR + 3.25%), 7.61%, 10/24/2031
(1)
995 1,000
Goosehead Insurance Holdings LLC First Lien Term Loan B
(SOFR + 3.50%), 7.67%, 12/11/2031
(1)
342 344
HUB International Ltd. First Lien Term Loan
(SOFR + 2.75%), 7.37%, 6/20/2030
(1)
223 224
IMA Financial Group, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.37%, 11/1/2028
(1)
1,180 1,180
Jones Deslauriers Insurance Management, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.82%, 3/15/2030
(1)(2)
995 999
OneDigital Borrower LLC First Lien Term Loan
(SOFR + 3.25%), 8.49%, 7/2/2031
(1)
496 497
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 9.08%, 5/6/2032
(1)
357 364
11,480
INVESTMENT COMPANIES - 4 .7%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 4.00%), 8.36%, 7/31/2031
(1)
2,132 2,137
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 6.25%), 10.71%, 11/1/2029
(1)
1,476 1,471
3,608
IT SERVICES - 1 .8%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.71%, 12/6/2027
(1)
1,431 1,395
LEISURE PRODUCTS - 4 .0%
Bulldog Purchaser, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.06%, 6/30/2031
(1)
11 11
(SOFR + 4.25%), 8.85%, 6/27/2031
(1)
140 140
GSM Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.33%, 9/29/2031
(1)
2,105 2,055
Peloton Interactive, Inc. First Lien Term Loan
(SOFR + 6.00%), 10.36%, 5/30/2029
(1)
802 819
3,025
MACHINERY - 0 .7%
Madison Safety & Flow LLC First Lien Term Loan
(SOFR + 3.25%), 7.61%, 9/26/2031
(1)
499 502
Principal
Amount Value
MEDIA - 1 .3%
Virgin Media Bristol LLC First Lien Term Loan
(SOFR + 2.50%), 7.01%, 1/31/2028
(1)
1,000 $ 992
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .6%
Forest City Enterprises LP First Lien Term Loan
(SOFR + 3.50%), 3.61%, 12/8/2025
(1)
1,294 1,265
PROFESSIONAL SERVICES - 1 .1%
VT Topco, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.33%, 8/9/2030
(1)
842 847
SOFTWARE - 7 .8%
Applied Systems, Inc. First Lien Term Loan B
(SOFR + 3.00%), 7.33%, 2/24/2031
(1)
1,334 1,346
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.58%, 2/23/2032
(1)
471 484
Ellucian Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 9.11%, 11/15/2032
(1)
113 115
Orchid Merger Sub II LLC First Lien Term Loan
(SOFR + 4.75%), 9.21%, 7/27/2027
(1)
724 434
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.00%), 8.36%, 4/5/2030
(1)
961 958
Reorg Mobileum Acquisitionco LLC First Lien Term Loan A
(SOFR + 1.00%), 5.45%, 9/11/2029
(1)
343 327
Rithum Holdings, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.80%, 12/29/2027
(1)
697 660
Rithum Holdings, Inc. Second Lien Term Loan
(SOFR + 7.00%), 11.80%, 12/29/2028
(1)
60 49
UKG, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.62%, 2/10/2031
(1)
1,597 1,607
5,980
SPECIALTY RETAIL - 0 .9%
Evergreen Acqco 1 LP First Lien Term Loan
(SOFR + 3.75%), 8.08%, 4/26/2028
(1)
707 708
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0 .8%
Ivanti Software, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.90%, 12/1/2027
(1)
868 591
Ivanti Software, Inc. First Lien Term Loan B1
(SOFR + 4.25%), 9.12%, 12/1/2027
(1)
43 30
621
TEXTILES, APPAREL & LUXURY GOODS - 0 .5%
Champ Acquisition Corp. First Lien Term Loan
(SOFR + 4.50%), 8.86%, 11/7/2031
(1)
380 382
TRANSPORTATION - 0 .8%
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 12.35%, 8/20/2029
(1)
345 337
(SOFR + 8.00%), 12.52%, 8/20/2029
(1)
822 337
674
WIRELESS TELECOMMUNICATION SERVICES - 2 .1%
CCI Buyer, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.33%, 12/17/2027
(1)
1,654 1,654
Total bank loans
(
Cost
$64,994) 64,012
CORPORATE BONDS - 3.6%
BANKS - 0 .8%
Goldman Sachs Capital II
(SOFR + 1.03%), 5.53%, 1/30/2025
(1)(3)
720 607
DIVERSIFIED TELECOMMUNICATION SERVICES - 0 .2%
Zayo Group Holdings, Inc.
4.00%, 3/1/2027
(4)
218 201

Artisan Partners Funds
Security
Country
Trading
Currency
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 8.51%, 2/18/2031
United Kingdom
USD
Jones Deslauriers Insurance Management, Inc. First Lien Term Loan, 7.82%,
3/15/2030
Canada
USD
Motion Finco SARL First Lien Term Loan B3, 7.83%, 11/13/2029
Luxembourg
USD
Principal
Amount Value
FOOD PRODUCTS - 0 .0%
^
H-Food Holdings LLC
8.50%, 6/1/2026
(4)(5)
5 $ —
^
HOTELS, RESTAURANTS & LEISURE - 2 .1%
TKC Holdings, Inc.
6.88%, 5/15/2028
(4)
371 367
10.50%, 5/15/2029
(4)
1,216 1,224
1,591
TEXTILES, APPAREL & LUXURY GOODS - 0 .5%
Champ Acquisition Corp.
8.38%, 12/1/2031
(4)
183 187
S&S Holdings LLC
8.38%, 10/1/2031
(4)
209 210
397
Total corporate bonds
(
Cost
$2,840) 2,796
Shares
Held
COMMON STOCKS - 0.3%
SOFTWARE - 0 .3%
Matrix Exit Equity
*
16 241
TRANSPORTATION - 0 .0%
^
SIRVA Worldwide, Inc.
*
2 4
Total common stocks
(
Cost
$93) 245
PREFERRED STOCK - 0.1%
TRANSPORTATION - 0 .1%
Sirva Worldwide Preferred Stock (Cost $41)
*
–
^
73
No. of
Warrants
‡
WARRANTS - 0.0%
FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027,
strike price 10
(Cost $—)
(5)(6)(7) *
1 —
Shares
Held
SHORT-TERM INVESTMENT - 14.9%
INVESTMENT COMPANY - 14.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(8)
(Cost $11,468)
11,468 11,468
Total investments - 102.1%
(Cost $79,436) 78,594
Other assets less liabilities - (2.1%) (1,630)
Total net assets - 100.0%
#
$ 76,964
(1)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of December 31, 2024.
(2)
The Fund considers the company to be from outside the United States.
(3)
Perpetual security. The rate reflected was the rate in effect on December 31, 2024. The maturity date reflects the next call date.
(4)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)
Defaulted security.
(6)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (2) and (3) in the accompanying notes.
(8)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 3,703 4 .7%
Consumer Discretionary 15,582 19 .8
Consumer Staples 4,637 5 .9
Financials 20,890 26 .6
Health Care 1,578 2 .0
Industrials 4,871 6 .2
Information Technology 11,844 15 .1
Materials 3,025 3 .8
Real Estate 996 1 .3
Short-Term Investment 11,468 14 .6
Total investments $ 78,594 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN FOCUS FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands except per share amounts

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 88.5%
AEROSPACE & DEFENSE - 7 .3%
Axon Enterprise, Inc.
*
36 $ 21,234
GE Aerospace 298 49,652
TransDigm Group, Inc. 2 2,531
73,417
BUILDING PRODUCTS - 3 .1%
Trane Technologies plc 84 30,973
CAPITAL MARKETS - 9 .2%
KKR & Co., Inc. 129 19,038
Moody's Corp. 33 15,532
Nasdaq, Inc. 623 48,173
S&P Global, Inc. 21 10,617
93,360
COMMUNICATIONS EQUIPMENT - 3 .4%
Motorola Solutions, Inc. 75 34,506
ELECTRIC UTILITIES - 3 .5%
Constellation Energy Corp. 158 35,386
ELECTRICAL EQUIPMENT - 5 .2%
GE Vernova, Inc. 69 22,688
Siemens Energy AG
(1)(2) *
581 30,315
53,003
FINANCIAL SERVICES - 2 .1%
Apollo Global Management, Inc. 128 21,142
HEALTH CARE EQUIPMENT & SUPPLIES - 3 .7%
Intuitive Surgical, Inc.
*
72 37,424
INTERACTIVE MEDIA & SERVICES - 6 .5%
Meta Platforms, Inc., Class A 112 65,753
OIL, GAS & CONSUMABLE FUELS - 4 .3%
Kinder Morgan, Inc. 1,467 40,183
Williams Cos., Inc. (The) 54 2,943
43,126
PHARMACEUTICALS - 1 .4%
Eli Lilly & Co. 19 14,656
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18 .6%
NVIDIA Corp.
(3)
759 101,954
Taiwan Semiconductor Manufacturing Co. Ltd., ADR
(1)
434 85,690
187,644
SOFTWARE - 14 .8%
Microsoft Corp.
(3)
236 99,269
ServiceNow, Inc.
*
47 50,296
149,565
SPECIALIZED REITS - 5 .4%
Equinix, Inc. 58 54,975
Total common stocks
(
Cost
$659,258) 894,930
No. of
Contracts
‡
OPTIONS PURCHASED - 8.4%
CALL OPTIONS - 6.2%
No. of
Contracts
‡
Value
AUTOMOBILES - 3.0%
Tesla, Inc.
2/21/2025 at USD 295.00; Notional Amount:
USD 106,129
2,628 $ 30,413
BROADLINE RETAIL - 0.9%
Amazon.com, Inc.
3/21/2025 at USD 210.00; Notional Amount:
USD 101,051
4,606 9,097
CAPITAL MARKETS - 1.0%
KKR & Co., Inc.
9/19/2025 at USD 100.00; Notional Amount:
USD 26,165
1,769 9,455
FINANCIAL SERVICES - 0.4%
Apollo Global Management, Inc.
3/21/2025 at USD 155.00; Notional Amount:
USD 38,152
2,310 4,077
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.7%
Vistra Corp.
4/17/2025 at USD 120.00; Notional Amount:
USD 35,543
2,578 7,334
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
Apple, Inc.
7/18/2025 at USD 270.00; Notional Amount:
USD 40,944
1,635 1,717
Total Call Options 62,093
PUT OPTIONS - 2.2%
AUTOMOBILES - 0.8%
Tesla, Inc.
1/31/2025 at USD 395.00; Notional Amount:
USD 123,131
3,049 8,689
BROADLINE RETAIL - 0.3%
Amazon.com, Inc.
2/21/2025 at USD 220.00; Notional Amount:
USD 56,010
2,553 2,700
ELECTRIC UTILITIES - 0.3%
Constellation Energy Corp.
2/21/2025 at USD 230.00; Notional Amount:
USD 35,525
1,588 2,771
INTERACTIVE MEDIA & SERVICES - 0.2%
Meta Platforms, Inc.
2/21/2025 at USD 580.00; Notional Amount:
USD 47,251
807 2,502
SOFTWARE - 0.6%
Microsoft Corp.
2/21/2025 at USD 430.00; Notional Amount:
USD 100,233
2,378 4,376
ServiceNow, Inc.
2/21/2025 at USD 1,060.00; Notional Amount:
USD 27,669
261 1,370
5,746
Total Put Options 22,408
Total Options Purchased
(
Cost
$54,823) 84,501

Artisan Partners Funds
Security
Country
Trading
Currency
Siemens Energy AG
Germany
EUR
Taiwan Semiconductor Manufacturing Co. Ltd.
Taiwan
USD
Shares
Held Value
SHORT-TERM INVESTMENT - 1.7%
INVESTMENT COMPANY - 1.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(4)
(Cost $17,460)
17,460 $ 17,460
Total investments - 98.6%
(Cost $731,541) 996,891
WRITTEN OPTION CONTRACTS - (0.3)%
(Premiums received $(4,916)) (3,442)
Other assets less liabilities - 1.7% 18,097
Total net assets - 100.0%
#
$ 1,011,546
(1)
The Fund considers the company to be from outside the United States.
(2)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $30,315, or 3.0% of total net assets. See notes (2) and (3) in the accompanying notes.
(3)
At December 31, 2024, all or a portion of this security was pledged to cover collateral requirements for written options.
(4)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 68,255 6 .9%
Consumer Discretionary 50,899 5 .1
Energy 43,126 4 .3
Financials 128,034 12 .8
Health Care 52,080 5 .2
Industrials 157,393 15 .8
Information Technology 379,178 38 .0
Real Estate 54,975 5 .5
Utilities 45,491 4 .6
Short-Term Investment 17,460 1 .8
Total investments $ 996,891 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
EUR $ 30,315 3 .0%
USD 966,576 97 .0
Total investments $ 996,891 100 .0%

Artisan Partners Funds
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 14,018 CAD 19,239 JPM 1/14/2025 $ 629
USD 67,520 EUR 61,851 JPM 1/14/2025 3,423
USD 31,753 GBP 24,443 JPM 1/27/2025 1,160
Total unrealized appreciation 5,212
CAD 19,239 USD 14,021 JPM 1/14/2025 (631)
EUR 34,793 USD 36,844 JPM 1/14/2025 (787)
GBP 24,443 USD 31,413 JPM 1/27/2025 (820)
Total unrealized depreciation (2,238)
Net unrealized appreciation $ 2,974
WRITTEN OPTION CONTRACTS
Dollar values in thousands except exercise price
Call Options
Number of
Contracts ‡ Description
Exercise
Price
Notional
Amount Expiration Date
Premiums Paid
(Received)
by Fund
Market
Value
Unrealized
Appreciation
(Depreciation)
2,531 Tesla, Inc. $ 470.00 $ 102,212 01/31/25 $ (4,916) $ (3,442) $ 1,474
Total written option contracts $ – $ – $ –
Total written option contracts $ (4,916) $ (3,442) $ 1,474
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL DISCOVERY FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 97.5%
CANADA - 1 .6%
Altus Group Ltd. 47 $ 1,843
Colliers International Group, Inc. 15 2,053
3,896
CHINA - 1 .0%
Trip.com Group Ltd., ADR
*
38 2,581
DENMARK - 4 .3%
Ascendis Pharma A/S, ADR
*
52 7,166
Novonesis (Novozymes) B, Class B
(1)
62 3,479
10,645
GERMANY - 7 .7%
adidas AG
(1)
28 6,936
Douglas AG
(1) *
104 2,173
Gerresheimer AG
(1)
35 2,567
Nemetschek SE
(1)
41 3,988
Sartorius AG (Preference)
(1)
14 3,217
18,881
HONG KONG - 2 .2%
Techtronic Industries Co. Ltd. 406 5,357
ITALY - 1 .0%
Brunello Cucinelli SpA
(1)
22 2,436
LUXEMBOURG - 0 .8%
CVC Capital Partners plc
(2) *
88 1,933
NETHERLANDS - 5 .6%
Argenx SE, ADR
*
18 11,143
Redcare Pharmacy NV
(1)(3) *
19 2,590
13,733
SINGAPORE - 1 .7%
Sea Ltd., ADR
*
39 4,177
SWEDEN - 1 .2%
MIPS AB
(1)(3)
68 2,865
SWITZERLAND - 3 .3%
Galderma Group AG
(1) *
46 5,096
Sandoz Group AG
(1)
74 3,030
8,126
UNITED KINGDOM - 11 .0%
Babcock International Group plc 910 5,700
London Stock Exchange Group plc 52 7,386
Melrose Industries plc 904 6,265
Sage Group plc (The) 242 3,850
Smiths Group plc 182 3,917
27,118
UNITED STATES - 56 .1%
API Group Corp.
*
64 2,288
Atlassian Corp., Class A
*
15 3,653
Bright Horizons Family Solutions, Inc.
*
11 1,242
CCC Intelligent Solutions Holdings, Inc.
*
265 3,112
Chewy, Inc., Class A
*
41 1,381
Clearwater Analytics Holdings, Inc., Class A
*
153 4,210
Coherent Corp.
*
24 2,279
Elastic NV
*
22 2,207
Equifax, Inc. 11 2,896
Flex Ltd.
*
58 2,215
Gitlab, Inc., Class A
*
52 2,949
Shares
Held Value
UNITED STATES (continued)
GoDaddy, Inc., Class A
*
12 $ 2,395
Guidewire Software, Inc.
*
27 4,498
Hubbell, Inc., Class B 10 4,206
HubSpot, Inc.
*
4 2,920
Illumina, Inc.
*
15 1,943
Insmed, Inc.
*
31 2,161
iRhythm Technologies, Inc.
*
41 3,663
John Bean Technologies Corp. 20 2,565
Lattice Semiconductor Corp.
*
85 4,827
Liberty Media Corp-Liberty Formula One, Class C
*
55 5,140
Live Nation Entertainment, Inc.
*
29 3,819
MACOM Technology Solutions Holdings, Inc.
*
46 5,913
Monolithic Power Systems, Inc. 6 3,494
ON Semiconductor Corp.
*
25 1,555
Onto Innovation, Inc.
*
20 3,375
Pure Storage, Inc., Class A
*
40 2,447
Quanta Services, Inc. 13 3,961
Saia, Inc.
*
9 4,138
Samsara, Inc., Class A
*
36 1,588
ServiceTitan, Inc., Class A
*
13 1,308
SiteOne Landscape Supply, Inc.
*
21 2,738
Spotify Technology SA
*
12 5,323
Tradeweb Markets, Inc., Class A 25 3,224
Twist Bioscience Corp.
*
100 4,660
Tyler Technologies, Inc.
*
15 8,562
US Foods Holding Corp.
*
42 2,855
Veeva Systems, Inc., Class A
*
13 2,792
Veracyte, Inc.
*
120 4,738
West Pharmaceutical Services, Inc. 19 6,131
Westinghouse Air Brake Technologies Corp. 15 2,819
138,190
Total common stocks
(
Cost
$180,263) 239,938
SHORT-TERM INVESTMENT - 1.7%
2
INVESTMENT COMPANY - 1.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(4)
(Cost $4,242)
4,242 4,242
Total investments - 99.2%
(Cost $184,505) 244,180
Other assets less liabilities - 0.8% 2,046
Total net assets - 100.0%
#
$ 246,226
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $38,377, or 15.6% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024,
the value of these securities was $5,455 or 2.2% of net assets.
(4)
Represents the current yield as of December 31, 2024.

Artisan Partners Funds
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 18,459 7 .6%
Consumer Discretionary 19,614 8 .1
Consumer Staples 5,445 2 .2
Financials 12,543 5 .1
Health Care 58,307 23 .9
Industrials 46,850 19 .2
Information Technology 71,345 29 .2
Materials 3,479 1 .4
Real Estate 3,896 1 .6
Short-Term Investment 4,242 1 .7
Total investments $ 244,180 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CAD $ 3,896 1 .6%
CHF 8,126 3 .3
DKK 3,479 1 .4
EUR 25,840 10 .6
GBP 27,118 11 .1
HKD 5,357 2 .2
SEK 2,865 1 .2
USD 167,499 68 .6
Total investments $ 244,180 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL EQUITY FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 96.3%
BELGIUM - 3 .2%
Anheuser-Busch InBev SA/NV 29 $ 1,462
Anheuser-Busch InBev SA/NV, ADR 14 714
Financiere de Tubize SA 17 2,521
UCB SA 4 742
5,439
CANADA - 0 .5%
TransAlta Corp. 63 885
CHILE - 0 .7%
Holding Bursatil Regional SA
(1)
306 1,232
CHINA - 0 .9%
Tencent Music Entertainment Group, ADR 132 1,496
DENMARK - 4 .4%
NKT A/S
(1) *
36 2,562
Novo Nordisk A/S, Class B
(1)
32 2,749
Novonesis (Novozymes) B, Class B
(1)
39 2,180
7,491
FRANCE - 7 .8%
Accor SA 36 1,749
Air Liquide SA 18 2,887
BNP Paribas SA 29 1,779
Bureau Veritas SA 36 1,107
Cie de Saint-Gobain SA 23 2,078
Engie SA 144 2,288
EssilorLuxottica SA 1 340
Pernod Ricard SA 8 930
13,158
GERMANY - 3 .8%
TUI AG
(1) *
507 4,386
Vonovia SE
(1)
65 1,984
6,370
GREECE - 2 .2%
Alpha Services and Holdings SA 2,259 3,783
ITALY - 5 .6%
BFF Bank SpA
(1)(2)
747 7,145
Mediobanca Banca di Credito Finanziario SpA
(1)
47 680
UniCredit SpA
(1)
9 369
Wizz Air Holdings plc
(2) *
74 1,332
9,526
JAPAN - 4 .0%
Nippon Sanso Holdings Corp.
(1)
57 1,583
Otsuka Holdings Co. Ltd.
(1)
27 1,480
Sumitomo Mitsui Financial Group, Inc.
(1)
92 2,206
Takeuchi Manufacturing Co. Ltd.
(1)
18 567
Tokyo Gas Co. Ltd.
(1)
31 849
6,685
NETHERLANDS - 0 .4%
Heineken NV 9 638
RUSSIA - 0 .0%
Sberbank of Russia PJSC
(1)(3)(4)
1,137 —
SOUTH KOREA - 2 .2%
Hanwha Aerospace Co. Ltd.
(1) *
9 2,026
LIG Nex1 Co. Ltd.
(1) *
11 1,711
3,737
Shares
Held Value
SPAIN - 1 .7%
Aena SME SA
(2)
14 $ 2,918
SWITZERLAND - 7 .5%
Galderma Group AG
(1) *
13 1,487
Medacta Group SA
(1)(2)
5 585
SGS SA
(1)
34 3,361
UBS Group AG
(1)
239 7,302
12,735
TURKEY - 0 .3%
TAV Havalimanlari Holding A/S
*
53 411
UNITED ARAB EMIRATES - 1 .2%
Dubai Taxi Co. PJSC 2,666 2,018
UNITED KINGDOM - 14 .0%
3i Group plc 36 1,587
Babcock International Group plc 532 3,333
British American Tobacco plc 105 3,781
Flutter Entertainment plc (LSE)
*
1 192
Flutter Entertainment plc (NYSE)
*
8 2,145
Intermediate Capital Group plc 78 2,017
National Grid plc 702 8,349
Reckitt Benckiser Group plc 37 2,222
23,626
UNITED STATES - 35 .9%
Amazon.com, Inc.
*
16 3,532
Aon plc, Class A 15 5,481
Arthur J Gallagher & Co. 14 4,026
Blue Owl Capital, Inc., Class A 131 3,045
Coca-Cola Co. (The) 46 2,883
Guardant Health, Inc.
*
24 741
Intercontinental Exchange, Inc. 11 1,682
Intuit, Inc. 3 1,657
Legend Biotech Corp., ADR
*
22 729
LPL Financial Holdings, Inc. 21 6,922
Meta Platforms, Inc., Class A 8 4,749
Microsoft Corp. 15 6,462
RTX Corp. 25 2,909
S&P Global, Inc. 8 4,179
Stryker Corp. 6 2,313
Swiss Re AG
(1)
9 1,329
TransUnion 26 2,429
Visa, Inc., Class A 18 5,763
60,831
Total common stocks
(
Cost
$154,520) 162,979
SHORT-TERM INVESTMENT - 3.3%
2
INVESTMENT COMPANY - 3.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(5)
(Cost $5,589)
5,589 5,589
Total investments - 99.6%
(Cost $160,109) 168,568
Other assets less liabilities - 0.4% 720
Total net assets - 100.0%
#
$ 169,288

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Sberbank of Russia PJSC
9/16/2021 - 2/11/2022
$ 4,750
$ –
0.0%
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $47,773, or 28.2% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024,
the value of these securities was $11,980 or 7.1% of net assets.
(3)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)
Security is restricted.
(5)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 6,245 3 .7%
Consumer Discretionary 12,004 7 .1
Consumer Staples 12,630 7 .5
Financials 60,527 35 .9
Health Care 13,687 8 .1
Industrials 28,762 17 .1
Information Technology 8,119 4 .8
Materials 6,650 4 .0
Real Estate 1,984 1 .2
Utilities 12,371 7 .3
Short-Term Investment 5,589 3 .3
Total investments $ 168,568 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
AED $ 2,018 1 .2%
CAD 885 0 .5
CHF 14,064 8 .4
CLP 1,232 0 .7
DKK 7,491 4 .5
EUR 39,786 23 .6
GBP 22,813 13 .5
JPY 6,685 4 .0
KRW 3,737 2 .2
RUB – 0 .0
TRY 411 0 .2
USD 69,446 41 .2
Total investments $ 168,568 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL OPPORTUNITIES FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 95.7%
BELGIUM - 0 .8%
UCB SA 88 $ 17,552
BRAZIL - 0 .8%
NU Holdings Ltd., Class A
*
1,711 17,730
CANADA - 2 .4%
Shopify, Inc., Class A
*
517 54,995
CHINA - 4 .2%
Meituan, Class B
(1) *
1,164 22,728
Tencent Holdings Ltd. 1,381 74,120
96,848
DENMARK - 2 .0%
Novo Nordisk A/S, Class B
(2)
534 45,933
GERMANY - 2 .8%
adidas AG
(2)
265 65,099
HONG KONG - 2 .7%
Techtronic Industries Co. Ltd. 4,810 63,483
JAPAN - 3 .5%
Hoya Corp.
(2)
270 33,575
Keyence Corp.
(2)
113 46,061
79,636
NETHERLANDS - 4 .0%
Argenx SE, ADR
*
151 92,813
SINGAPORE - 1 .3%
Sea Ltd., ADR
*
275 29,181
SWITZERLAND - 3 .2%
Lonza Group AG
(2)
124 73,006
TAIWAN - 4 .5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 527 104,079
UNITED KINGDOM - 11 .1%
AstraZeneca plc 301 39,415
BAE Systems plc 2,786 40,057
London Stock Exchange Group plc 594 83,874
RELX plc 873 39,649
Sage Group plc (The) 1,074 17,113
Unilever plc 634 36,086
256,194
UNITED STATES - 52 .4%
Advanced Micro Devices, Inc.
*
697 84,153
Alphabet, Inc., Class A 249 47,189
Amazon.com, Inc.
*
325 71,200
Apple, Inc. 271 67,853
Arista Networks, Inc.
*
335 37,069
ARM Holdings plc, ADR
*
207 25,557
Atlassian Corp., Class A
*
143 34,856
Boston Scientific Corp.
*
1,291 115,323
Carrier Global Corp. 280 19,117
CBRE Group, Inc., Class A
*
309 40,503
Danaher Corp. 234 53,612
Eaton Corp. plc 129 42,746
Ecolab, Inc. 147 34,354
GE Vernova, Inc. 62 20,298
Linde plc 106 44,443
Marvell Technology, Inc. 244 26,954
Shares
Held Value
UNITED STATES (continued)
Netflix, Inc.
*
132 $ 117,535
NIKE, Inc., Class B 214 16,194
ON Semiconductor Corp.
*
437 27,554
Oracle Corp. 387 64,433
PayPal Holdings, Inc.
*
244 20,804
Quanta Services, Inc. 144 45,642
S&P Global, Inc. 73 36,165
Vertex Pharmaceuticals, Inc.
*
77 30,816
West Pharmaceutical Services, Inc. 155 50,767
Xylem, Inc. 287 33,243
1,208,380
Total common stocks
(
Cost
$1,640,458) 2,204,929
SHORT-TERM INVESTMENT - 3.2%
2
INVESTMENT COMPANY - 3.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(3)
(Cost $73,133)
73,133 73,133
Total investments - 98.9%
(Cost $1,713,591) 2,278,062
Other assets less liabilities - 1.1% 25,575
Total net assets - 100.0%
#
$ 2,303,637
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024,
the value of these securities was $22,728 or 1.0% of net assets.
(2)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $263,674, or 11.4% of total net assets. See notes (2) and (3) in the accompanying notes.
(3)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 268,025 11 .8%
Consumer Discretionary 175,221 7 .7
Consumer Staples 36,086 1 .6
Financials 158,573 7 .0
Health Care 552,812 24 .3
Industrials 304,235 13 .3
Information Technology 590,677 25 .9
Materials 78,797 3 .4
Real Estate 40,503 1 .8
Short-Term Investment 73,133 3 .2
Total investments $ 2,278,062 100 .0%

Artisan Partners Funds
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 73,006 3 .2%
DKK 45,933 2 .0
EUR 82,651 3 .6
GBP 256,194 11 .3
HKD 160,331 7 .0
JPY 79,636 3 .5
USD 1,580,311 69 .4
Total investments $ 2,278,062 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL UNCONSTRAINED FUND
Consolidated Schedule of Investments — December 31, 2024 (Unaudited)
Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

Artisan Partners Funds
Principal
Amount Value
SOVEREIGN GOVERNMENT BONDS AND
CREDIT-LINKED NOTES - 53.0%
ALBANIA - 1.5%
Albanian Government Bond
4.21%, 1/15/2026 ALL 23,100 $ 245
5.00%, 2/24/2026 ALL 16,200 174
4.30%, 7/10/2027 ALL 14,800 160
6.00%, 2/13/2028 ALL 12,500 142
5.25%, 1/26/2029 ALL 21,500 240
5.63%, 11/8/2030 ALL 26,000 299
Republic of Albania
5.90%, 6/9/2028
(1)
EUR 720 774
2,034
ANGOLA - 1.2%
Republic of Angola
6.93%, 2/19/2027
(1)
57 54
8.25%, 5/9/2028
(1)
290 273
8.00%, 11/26/2029
(1)
740 661
9.13%, 11/26/2049
(1)
850 682
1,670
ARGENTINA - 0.8%
Argentine Republic
3.88%, 7/9/2035
(2)
EUR 872 554
4.25%, 1/9/2038
(2)
EUR 44 29
3.00%, 7/9/2041
(2)
EUR 981 584
1,167
ARMENIA - 0.1%
Republic of Armenia
9.25%, 4/29/2028 AMD 75,000 187
BAHAMAS - 6.3%
Commonwealth of the Bahamas
6.00%, 11/21/2028
(1)
3,916 3,730
9.00%, 6/16/2029
(1)
1,462 1,516
6.95%, 11/20/2029
(1)
404 383
8.95%, 10/15/2032
(1)
3,047 3,143
8,772
BENIN - 1.9%
Benin Government Bond
4.88%, 1/19/2032
(1)
EUR 1,664 1,553
6.88%, 1/19/2052
(1)
EUR 1,270 1,105
2,658
CAMEROON - 0.8%
Republic of Cameroon
9.50%, 11/19/2025
(1)
583 579
5.95%, 7/7/2032
(1)
EUR 720 601
1,180
COLOMBIA - 1.8%
Republic of Colombia
8.00%, 11/14/2035 2,206 2,218
7.75%, 11/7/2036 250 245
2,463
DOMINICAN REPUBLIC - 0.0%
^
Dominican Republic Government Bond
6.50%, 11/27/2026
(1)
DOP 1,230 19
Principal
Amount Value
EGYPT - 0.8%
Arab Republic of Egypt
6.38%, 4/11/2031
(1)
EUR 1,280 $ 1,167
EL SALVADOR - 0.2%
Republic of El Salvador
0.25%, 04/17/2030 IO
(1)
13,692 244
0.25%, 04/17/2030 IO
(3)
1,355 24
268
GABON - 1.0%
Gabonese Republic
6.95%, 6/16/2025
(1)
1,411 1,364
GEORGIA - 1.2%
Republic of Georgia
2.75%, 4/22/2026
(1)
1,720 1,620
GHANA - 1.2%
Republic of Ghana
Zero Coupon, 7/3/2026
(1)
1,822 1,700
GUATEMALA - 0.9%
Republic of Guatemala
4.50%, 5/3/2026
(1)
1,350 1,322
ICELAND - 4.6%
Republic of Iceland
8.00%, 6/12/2025 ISK 88,686 636
6.75%, 10/15/2026 ISK 428,443 3,024
7.00%, 9/17/2035 ISK 364,600 2,703
6,363
INDIA - 2.0%
Asian Infrastructure Investment Bank (The)
7.00%, 3/1/2029
(1)
INR 80,000 927
International Bank for Reconstruction & Development
6.50%, 4/17/2030 INR 63,000 713
Republic of India
7.54%, 5/23/2036 INR 88,000 1,076
2,716
INDONESIA - 2.5%
Republic of Indonesia
6.88%, 4/15/2029 IDR 15,900,000 982
7.50%, 8/15/2032 IDR 19,200,000 1,221
7.13%, 6/15/2042 IDR 21,250,000 1,316
3,519
IRAQ - 3.5%
Republic of Iraq
5.80%, 1/15/2028
(1)
5,023 4,888
IRELAND - 0.3%
Avenir Issuer IV Ireland DAC
6.00%, 10/25/2027
(1)
450 422
IVORY COAST - 1.0%
Republic of Cote d'Ivoire
5.25%, 3/22/2030
(1)
EUR 186 182
5.88%, 10/17/2031
(1)
EUR 380 368
6.88%, 10/17/2040
(1)
EUR 980 878
1,428

Artisan Partners Funds
Principal
Amount Value
JAMAICA - 0.5%
Jamaica Government Bond
9.63%, 11/3/2030 JMD 109,500 $ 739
KENYA - 0.0%
^
Republic of Kenya
9.75%, 2/16/2031
(1)
5 5
NAMIBIA - 0.4%
Republic of Namibia
5.25%, 10/29/2025
(1)
500 494
NIGERIA - 1.5%
Federal Republic of Nigeria
7.63%, 11/21/2025
(1)
2,040 2,030
PAKISTAN - 1.4%
Islamic Republic of Pakistan
6.88%, 12/5/2027
(1)
1,470 1,325
7.38%, 4/8/2031
(1)
825 690
2,015
PAPUA NEW GUINEA - 1.1%
Papua New Guinea Government International Bond
8.38%, 10/4/2028
(1)
1,495 1,473
PARAGUAY - 1.8%
Paraguay Treasury Credit-Linked Notes
9.03%, 2/15/2030
(4)(5)(6)
843 795
8.00%, 3/3/2036
(4)(5)(6)
298 275
Republic of Paraguay
7.90%, 2/9/2031
(1)
PYG 9,087,000 1,176
7.90%, 2/9/2031
(3)
PYG 1,800,000 233
2,479
PERU - 5.1%
Bonos de la Tesoreria
5.94%, 2/12/2029 PEN 16,160 4,437
7.30%, 8/12/2033
(1)
PEN 4,650 1,302
5.40%, 8/12/2034 PEN 5,400 1,309
7,048
RWANDA - 0.6%
Republic of Rwanda
5.50%, 8/9/2031
(1)
990 833
SERBIA - 1.5%
Republic of Serbia
4.50%, 8/20/2032 RSD 247,530 2,126
SURINAME - 0.1%
Suriname Government International Bond
4.95% Cash, 3.00% PIK, 7/15/2033
(1)
100 88
TAJIKISTAN - 1.0%
Republic of Tajikistan
7.13%, 9/14/2027
(1)
1,385 1,356
TUNISIA - 1.6%
Tunisian Republic
5.75%, 1/30/2025
(1)
1,110 1,104
6.38%, 7/15/2026
(1)
EUR 1,155 1,143
2,247
UKRAINE - 1.5%
Ukraine Government Bond
1.75%, 2/1/2029
(1)(2)
1,010 701
1.75%, 2/1/2035
(1)(2)
1,305 718
0.00%, 2/1/2035
(1)(2)
393 232
0.00%, 2/1/2036
(1)(2)
807 473
2,124
Principal
Amount Value
UZBEKISTAN - 0.4%
Republic of Uzbekistan International Bond
5.38%, 5/29/2027
(1)
EUR 500 $ 520
ZAMBIA - 0.9%
Republic of Zambia
5.75%, 6/30/2033
(1)(2)
1,401 1,229
1,229
Total Sovereign government bonds and credit-linked notes
(
Cost
$73,107) 73,733
CORPORATE BONDS - 16.1%
ARGENTINA - 0.5%
MSU Energy SA
9.75%, 12/5/2030
(1)
654 641
BRAZIL - 2.7%
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031
(1)
1,404 1,166
NewCo Holding USD 20 SARL
9.38%, 11/7/2029
(1)
400 398
OHI Group SA
13.00%, 7/22/2029
(1)
1,220 1,220
Trident Energy Finance plc
12.50%, 11/30/2029
(1)
865 907
Unigel Luxembourg SA
8.75%, 10/1/2026
(1)(7)
340 66
3,757
CAMEROON - 0.7%
Golar LNG Ltd.
7.75%, 9/19/2029
(1)
1,000 990
CHILE - 0.4%
ATP Tower Holdings LLC
4.05%, 4/27/2026
(1)
540 519
COLOMBIA - 0.8%
EnfraGen Energia Sur SA
5.38%, 12/30/2030
(1)
655 558
Gran Tierra Energy, Inc.
9.50%, 10/15/2029
(1)
560 522
1,080
CZECH REPUBLIC - 0.5%
Energo-Pro A/S
8.50%, 2/4/2027
(1)
200 202
11.00%, 11/2/2028
(1)
455 488
690
DOMINICAN REPUBLIC - 2.6%
Banco Central de la Republica Dominicana
12.00%, 10/3/2025
(1)
DOP 22,700 373
13.00%, 12/5/2025
(1)
DOP 84,800 1,407
13.00%, 1/30/2026
(1)
DOP 58,270 973
9.00%, 12/11/2026
(1)
DOP 56,550 894
3,647
MEXICO - 1.0%
Petroleos Mexicanos
6.95%, 1/28/2060 2,080 1,428
MOLDOVA, REPUBLIC OF - 0.5%
Aragvi Finance International DAC
11.13%, 11/20/2029
(1)
635 628

Artisan Partners Funds
Principal
Amount Value
NETHERLANDS - 0.4%
VEON Holdings BV
3.38%, 11/25/2027
(1)
660 $ 581
NIGERIA - 0.4%
SEPLAT Energy plc
7.75%, 4/1/2026
(1)
490 488
NORWAY - 0.2%
Panoro Energy ASA
10.25%, 12/11/2029 212 210
PARAGUAY - 0.2%
Frigorifico Concepcion SA
7.70%, 7/21/2028
(1)(8)
380 293
SINGAPORE - 0.4%
Yinson Production Financial Services Pte. Ltd.
9.63%, 5/3/2029
(1)
550 567
TURKEY - 2.2%
GDZ Elektrik Dagitim A/S
9.00%, 10/15/2029
(1)
725 699
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu ve Kuzey Cevre Otoyolu Yatirim ve I
7.54%, 10/31/2027
(1)
1,250 1,252
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036
(1)
1,182 1,127
3,078
UNITED ARAB EMIRATES - 0.4%
Pearl Petroleum Co. Ltd.
13.00%, 5/15/2028
(1)
600 624
UNITED KINGDOM - 0.9%
3T Global Holdco Ltd.
11.25%, 5/22/2028 125 124
ACG Holdco 1 Ltd.
14.75%, 1/13/2029 1,100 1,103
1,227
UZBEKISTAN - 1.3%
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027
(1)
UZS 22,900,000 1,868
Total corporate bonds
(
Cost
$22,448) 22,316
Shares
Held
COMMON STOCKS - 5.1%
AUSTRALIA - 0 .3%
Emerald Resources NL
*
27 54
OceanaGold Corp. 57 158
Resolute Mining Ltd.
*
100 24
West African Resources Ltd.
*
165 147
383
CANADA - 1 .5%
Africa Oil Corp. 210 288
Allied Gold Corp.
*
61 144
Asante Gold Corp.
*
50 36
Centerra Gold, Inc. 25 139
Dundee Precious Metals, Inc. 7 64
G Mining Ventures Corp. 43 323
Galiano Gold, Inc.
*
30 37
K92 Mining, Inc.
*
26 154
Lundin Gold, Inc. 7 149
New Gold, Inc.
*
104 258
Orla Mining Ltd.
*
34 185
Shares
Held Value
CANADA (continued)
Torex Gold Resources, Inc.
*
15 $ 286
2,063
COLOMBIA - 2 .1%
Aris Mining Corp.
*
822 2,876
GEORGIA - 1 .0%
Georgia Capital plc
*
94 1,419
PERU - 0 .0%
^
Hochschild Mining plc
*
20 54
UNITED STATES - 0 .2%
Aura Minerals, Inc. 27 332
Total common stocks
(
Cost $7,161
) 7,127
Principal
Amount
BANK LOANS - 1.9%
PARAGUAY - 0.5%
Frigorifico Concepcion SA First Lien Term Loan B
(SOFR + 5.50%), 9.93%, 12/8/2026
(4)(5)(9)
800 716
TANZANIA - 1.4%
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 10.09%, 3/6/2031
(4)(5)(9)
2,000 1,978
Total bank loans
(
Cost
$2,800) 2,694
Shares
Held
EXCHANGE TRADED FUNDS - 1.1%
Equity Fund - 1.1%
SPDR S&P 500 ETF Trust 1 321
VanEck Junior Gold Miners ETF 27 1,172
1,493
Total exchange traded funds
(
Cost
$1,656) 1,493
CLOSED END FUND - 0.4%
BERMUDA - 0.4%
ASA Gold and Precious Metals Ltd. (Cost $630) 29 584
Principal
Amount
SHORT-TERM INVESTMENTS - 18.9%
SOVEREIGN GOVERNMENT TREASURY BILLS - 7.0%
Arab Republic of Egypt
26.31%, 2/18/2025
(10)
EGP 14,775 281
26.70%, 2/25/2025
(10)
EGP 85,925 1,624
27.37%, 3/18/2025
(10)
EGP 46,450 864
27.49%, 3/25/2025
(10)
EGP 104,250 1,928
Egypt Treasury Bill
4.35%, 1/7/2025
(10)
EGP 3,550 70
Federal Republic of Nigeria
25.23%, 3/6/2025
(10)
NGN 920,000 570
24.84%, 4/10/2025
(10)
NGN 420,000 255
Nigeria OMO Bill
25.59%, 5/27/2025
(10)
NGN 480,000 282
25.89%, 6/17/2025
(10)
NGN 456,000 264
28.08%, 10/7/2025
(10)
NGN 1,400,000 746
23.87%, 12/9/2025
(10)
NGN 610,000 322

Artisan Partners Funds
Principal
Amount Value
Republic of Albania
3.01%, 1/30/2025
(10)
ALL 16,000 $ 169
3.13%, 2/13/2025
(10)
ALL 22,000 232
2.96%, 4/17/2025
(10)
ALL 30,500 319
3.35%, 5/1/2025
(10)
ALL 28,000 292
Republic of Armenia
6.07%, 2/3/2025
(10)
AMD 72,000 181
Republic of Iceland
8.74%, 3/19/2025
(10)
ISK 193,000 1,363
Total sovereign government treasury bills
(
Cost
$9,875 ) 9,762
U.S. TREASURY OBLIGATIONS - 6.1%
U.S. Treasury Bills
2.92%, 1/7/2025
(10)
2,225 2,224
3.60%, 1/14/2025
(10)
3,500 3,495
3.85%, 1/21/2025
(10)
1,901 1,896
3.91%, 1/28/2025
(10)
805 802
Total U.S. treasury obligations
(
Cost
$8,416 ) 8,417
REPURCHASE AGREEMENTS - 5 .0%
JPMorgan Chase Bank, N.A., Dated 12/19/24, with an interest
rate of 2.50% payable by the Fund, collateralized by Par USD
1,335 Republic of Senegal, 6.25% due 5/23/2033 and a
market value of $1,073
(11)
1,243 1,243
JPMorgan Chase Bank, N.A., Dated 12/19/24, with an interest
rate of 3.60% payable by the Fund, collateralized by Par USD
250 Republic of Costa Rica, 6.55% due 4/3/2034 and a
market value of $255
(11)
259 259
JPMorgan Chase Bank, N.A., Dated 12/19/24, with an interest
rate of 3.70% payable by the Fund, collateralized by Par USD
500 Republic of Costa Rica, 6.55% due 4/3/2034 and a
market value of $511
(11)
518 518
JPMorgan Chase Bank, N.A., Dated 12/19/24, with an interest
rate of 3.80% payable by the Fund, collateralized by Par USD
950 Republic of Paraguay, 2.74% due 1/29/2033 and a
market value of $774
(11)
782 782
JPMorgan Chase Bank, N.A., Dated 12/19/24, with an interest
rate of 4.10% payable by the Fund, collateralized by Par
USD 865 Dominican Republic Government Bond, 4.88% due
9/23/2032 and a market value of $777
(11)
784 784
Morgan Stanley & Co International plc, Dated 10/8/24, with an interest rate of 3.95% payable by the Fund, collateralized by
Par USD 500 Republic of Paraguay, 2.74% due 1/29/2033
and a market value of $407
(11)
446 446
Morgan Stanley & Co International plc, Dated 10/8/24, with an interest rate of 4.10% payable by the Fund, collateralized by
Par USD 400 Dominican Republic Government Bond, 4.88%
due 9/22/2032 and a market value of $359
(11)
397 397
Morgan Stanley & Co International plc, Dated 10/8/24, with an interest rate of 4.10% payable by the Fund, collateralized by
Par USD 400 Republic of Costa Rica, 6.55% due 4/3/2034
and a market value of $409
(11)
447 447
Morgan Stanley & Co International plc, Dated 11/20/24, with an interest rate of 4.20% payable by the Fund, collateralized by
Par USD 1,200 Republic of Ecuador, 0.00% due 7/31/2030
and a market value of $663
(11)
668 668
Principal
Amount Value
Morgan Stanley & Co International plc, Dated 12/10/24, with an interest rate of 3.75% payable by the Fund, collateralized by
Par USD 1,300 HTA Group Ltd., 7.50% due 6/4/2029 and a
market value of $1,327
(11)
1,392 $ 1,392
Total Repurchase Agreements
(Cost $6,936) 6,936
Shares
Held
INVESTMENT COMPANIES - 0.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(12)
1,112 1,112
Federated Treasury Obligations Fund - Institutional Class, 4.35%
(12)
10 10
Fidelity Investments Money Market Treasury Portfolio - Institutional
Class, 4.38%
(12)
10 10
Total investment companies
(Cost $1,132) 1,132
Total short-term investments
(
Cost
$26,359) 26,247
Total investments - 96.5%
  (Cost $134,161) 134,194
SECURITIES SOLD SHORT - (8.8)%
EXCHANGE TRADED FUND - (1.0)%
Equity Fund - (1.0)%
VanEck Gold Miners ETF (40) (1,346)
Total exchange traded funds
(
Proceeds
$(1,417)) (1,346)
Principal
Amount
CORPORATE BOND - (1.0)%
TANZANIA - (1.0)%
HTA Group Ltd.
7.50%, 6/4/2029
(1)
(
Proceeds
$(1,323)) (1,300) (1,327)
Shares
Held
COMMON STOCKS - (3.0)%
CANADA - ( 0 .8 ) %
Agnico Eagle Mines Ltd. (6) (469)
Barrick Gold Corp. (25) (380)
Kinross Gold Corp. (23) (213)
(1,062)
GEORGIA - ( 1 .0 ) %
Bank of Georgia Group plc (24) (1,403)
SOUTH AFRICA - ( 0 .2 ) %
Gold Fields Ltd., ADR (13) (172)
Harmony Gold Mining Co. Ltd., ADR (22) (176)
(348)
UNITED KINGDOM - ( 0 .8 ) %
Anglogold Ashanti plc (8) (185)
Ashmore Group plc (451) (902)
(1,087)
UNITED STATES - ( 0 .2 ) %
Newmont Corp. (9) (324)
Total common stocks
  (
Proceeds $(4,722)
) (4,224)

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Paraguay Treasury Credit-Linked Note,
9.03%, 2/15/2030
8/17/2023 - 3/4/2024
$ 841
$ 795
0.6%
Paraguay Treasury Credit-Linked Note,
8.00%, 3/3/2036
3/27/2024
298
275
0.2%
Principal
Amount Value
SOVEREIGN GOVERNMENT BONDS - (3.8)%
COSTA RICA - (0.8)%
Republic of Costa Rica
6.55%, 4/3/2034
(1)
(1,150) $ (1,176)
DOMINICAN REPUBLIC - (0.8)%
Dominican Republic Government Bond
4.88%, 9/23/2032
(1)
(1,265) (1,136)
ECUADOR - (0.5)%
Republic of Ecuador
Zero Coupon, 7/31/2030
(1)
(1,200) (663)
PARAGUAY - (0.9)%
Republic of Paraguay
2.74%, 1/29/2033
(1)
(1,450) (1,181)
SENEGAL - (0.8)%
Republic of Senegal
6.25%, 5/23/2033
(1)
(1,335) (1,073)
Total Sovereign government bonds
(
Proceeds
$(5,338)) (5,229)
Total securities sold short
  (Proceeds $(12,800)) (12,126)
Total investments after securities sold short - 87.7%
(Cost $121,361) 122,068
REVERSE REPURCHASE AGREEMENT -  (0.1)%
(Proceeds $(200)) (200)
Other assets less liabilities - 12.4% 17,121
Total net assets - 100.0%
#
$ 138,989
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024,
the value of these securities was $59,942 or 43.1% of net assets.
(2)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger.  The interest rate shown was the current rate as of December 31, 2024.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,764, or 2.7% of total net assets. See notes (2) and (3) in the accompanying notes.
(5)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)
Security is restricted.
(7)
Defaulted security.
(8)
All or a position of the security has been pledge as collateral in connection with outstanding reverse repurchase agreements.
(9)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of December 31, 2024.
(10)
Yield to maturity.
(11)
Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(12)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 581 0 .4%
Consumer Discretionary 124 0 .1
Consumer Staples 1,637 1 .2
Energy 9,449 7 .0
Financials 8,912 6 .6
Industrials 2,898 2 .2
Investment Funds 1,493 1 .1
Materials 6,589 4 .9
Mutual Funds 584 0 .4
Sovereign Government Securities 73,733 55 .0
Utilities 1,947 1 .5
Short-Term Investments 26,247 19 .6
Total investments $ 134,194 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
ALL $ 2,272 1 .7%
AMD 368 0 .3
AUD 225 0 .2
CAD 2,019 1 .5
DOP 3,666 2 .7
EGP 4,767 3 .6
EUR 9,458 7 .0
GBP 1,473 1 .1
IDR 3,519 2 .6
INR 2,716 2 .0
ISK 7,726 5 .8
JMD 739 0 .6
NGN 2,439 1 .8
PEN 7,048 5 .2
PYG 1,409 1 .0
RSD 2,126 1 .6
USD 80,356 59 .9
UZS 1,868 1 .4
Total investments $ 134,194 100 .0%

Artisan Partners Funds
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL
**
420 USD 67 JPM 1/3/2025 $ 1
USD 601 EGP
**
30,250 JPM 1/6/2025 6
TRY 242,570 USD 6,738 SCB 1/13/2025 53
USD 1,627 INR
**
138,315 SCB 1/13/2025 13
USD 1,902 INR
**
161,743 TDB 1/13/2025 15
USD 7,122 PEN
**
26,556 TDB 1/13/2025 57
KZT
**
440,100 USD 834 DB 1/17/2025 2
KZT
**
225,000 USD 425 ICBCSB 1/21/2025 1
RSD 296,400 EUR 2,526 SCB 1/21/2025 7
USD 596 EGP
**
30,250 ICBCSB 1/21/2025 5
USD 274 INR
**
23,445 JPM 1/21/2025 —
^
USD 1,869 MXN 38,139 TDB 1/21/2025 46
USD 2,757 ZAR 49,558 SCB 1/21/2025 135
UZS
**
9,000,000 USD 692 ICBCSB 1/23/2025 1
KZT
**
1,053,410 USD 1,992 DB 1/24/2025 5
USD 2,962 INR
**
254,131 SCB 2/3/2025 4
BRL
**
23,509 USD 3,768 JPM 2/4/2025 14
EUR 2,274 HUF 938,000 SCB 2/4/2025 1
IDR
**
4,000,000 USD 244 JPM 2/5/2025 3
USD 2,803 CNH 20,350 SCB 2/5/2025 28
USD 4,442 CNH 31,500 SCB 2/5/2025 147
USD 74 IDR
**
1,191,326 JPM 2/5/2025 —
^
USD 1,340 IDR
**
21,398,880 TDB 2/5/2025 22
UZS
**
1,700,000 USD 120 SCB 2/7/2025 10
USD 1,117 IDR
**
17,817,780 TDB 2/13/2025 20
USD 2,343 KWD 718 SCB 2/18/2025 7
USD 1,572 KWD 480 SCB 3/17/2025 7
USD 7,736 CNH 54,950 SCB 3/18/2025 234
USD 26,185 EUR 24,826 SCB 3/19/2025 385
USD 3,063 TWD
**
97,205 JPM 3/24/2025 100
USD 447 TWD
**
14,100 JPM 4/9/2025 17
USD 1,674 GEL
**
4,800 ICBCSB 5/5/2025 9
USD 1,963 GEL
**
5,600 ICBCSB 5/14/2025 23
USD 1,337 KWD 405 SCB 6/12/2025 8
GTQ
**
8,550 USD 1,081 CITI 9/3/2025 21
USD 895 KWD 270 SCB 9/16/2025 4
USD 932 KWD 280 SCB 12/16/2025 4
TRY 28,000 USD 579 SCB 12/18/2025 3
FOREIGN CURRENCY FORWARD CONTRACTS (continued)
Values in thousands
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,191 KWD 359 SCB 12/22/2025 $ 1
Total unrealized appreciation 1,419
BRL
**
22,514 USD 3,849 JPM 1/3/2025 (204)
BRL
**
2,292 USD 379 SCB 1/3/2025 (8)
EUR 2,269 HUF 938,000 SCB 1/3/2025 (11)
USD 3,790 BRL
**
23,509 JPM 1/3/2025 (15)
INR
**
136,932 USD 1,610 TDB 1/13/2025 (12)
USD 1,266 COP
**
5,619,959 TDB 1/14/2025 (8)
EUR 2,523 RSD 296,400 SCB 1/21/2025 (9)
INR
**
4,041 USD 48 JPM 1/21/2025 (1)
INR
**
138,460 USD 1,631 TDB 1/21/2025 (17)
TJS
**
3,617 USD 332 JPM 1/31/2025 (4)
BRL
**
1,717 USD 277 JPM 2/4/2025 (1)
USD 119 UZS
**
1,700,000 SCB 2/7/2025 (11)
USD 447 GEL
**
1,300 ICBCSB 3/6/2025 (10)
TJS
**
3,660 USD 332 JPM 3/14/2025 (3)
UZS
**
9,300,000 USD 702 ICBCSB 4/2/2025 (2)
USD 570 EGP
**
30,250 SCB 4/3/2025 (4)
TJS
**
6,723 USD 608 ICBCSB 4/11/2025 (8)
USD 955 THB 33,000 SCB 5/13/2025 (21)
UZS
**
4,300,000 USD 320 CITI 5/20/2025 (2)
UZS
**
2,500,000 USD 188 DB 5/20/2025 (2)
INR
**
48,600 USD 573 JPM 5/27/2025 (12)
USD 4,191 HKD 32,500 SCB 6/20/2025 (2)
Total unrealized depreciation (367)
Net unrealized appreciation $ 1,052
**
Non-deliverable.
FUTURES CONTRACTS
Values in thousands
Description
No. of
Contracts Expiration Date
Trading
Currency
Notional
Amount
Notional
Value
Unrealized
Appreciation
Short Positions Contracts
Euro-Bobl (51) 3/6/2025 EUR $ (5,100) $ (6,226) $ 72
Euro-BTP (11) 3/6/2025 EUR (1,100) (1,367) 32
Euro-Bund (42) 3/6/2025 EUR (4,200) (5,805) 131
Euro-Schatz (16) 3/6/2025 EUR (1,600) (1,773) 6
S&P 500 E-Mini Index (8) 3/21/2025 USD —
^
(2,374) 77
U.S. Treasury 2 Year Note (18) 3/31/2025 USD (3,600) (3,701) 3
U.S. Treasury 5 Year Note (100) 3/31/2025 USD (10,000) (10,630) 87
U.S. Treasury 10 Year Note (36) 3/20/2025 USD (3,600) (3,915) 73
U.S. Treasury 10 Year Ultra Note (5) 3/20/2025 USD (500) (557) 14
U.S. Treasury Ultra Bond (6) 3/20/2025 USD (600) (713) 40
Net unrealized appreciation $ 535
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate Paid
by the Fund (%)
Frequency of Payments
Made/Received Termination Date Notional Amount
Upfront (Payments)
Receipts
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Bank of China Ltd. 1.00 Quarterly 6/20/2029 550 (4) (5) (9)
Export-Import Bank of
China (The) 1.00 Quarterly 6/20/2029 550 (5) (4) (9)
Federative Republic of
Brazil 1.00 Quarterly 6/20/2028 1,650 46 (14) 32
Federative Republic of
Brazil 1.00 Quarterly 12/20/2028 3,280 38 51 89
French Republic 0.25 Quarterly 6/20/2034 4,800 74 70 144
Hungary 1.00 Quarterly 6/20/2027 965 21 (26) (5)
Hungary 1.00 Quarterly 6/20/2028 300 7 (7) —
^
Hungary 1.00 Quarterly 12/20/2028 1,600 21 (16) 5
Hungary 1.00 Quarterly 6/20/2029 1,300 13 (4) 9
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2029 6,700 (115) 5 (110)
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2032 1,070 (10) (1) (11)
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2033 2,220 (24) 11 (13)

Artisan Partners Funds
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION (continued)
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate Paid
by the Fund (%)
Frequency of Payments
Made/Received Termination Date Notional Amount
Upfront (Payments)
Receipts
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Kingdom of Saudi Arabia 1.00 Quarterly 12/20/2033 8,085 (51) 17 (34)
Kingdom of Spain 1.00 Quarterly 6/20/2032 570 (9) (9) (18)
Kingdom of Spain 1.00 Quarterly 6/20/2033 1,170 (21) (15) (36)
Kingdom of Spain 1.00 Quarterly 12/20/2033 915 (19) (8) (27)
Malaysia 1.00 Quarterly 12/20/2027 500 (5) (5) (10)
Malaysia 1.00 Quarterly 6/20/2028 1,290 (20) (7) (27)
Markit CDX North
American Emerging
Markets Index Series
42-V1 1.00 Quarterly 12/20/2029 2,700 62 22 84
Markit CDX North
American High Yield
Index Series 43-V1 5.00 Quarterly 12/20/2029 2,400 (226) 37 (189)
Penerbangan Malaysia
Bhd. 1.00 Quarterly 12/20/2028 650 (15) 1 (14)
Petrobras Global Finance
BV 1.00 Quarterly 12/20/2027 390 18 (14) 4
Petroleos Mexicanos 1.00 Quarterly 12/20/2028 700 73 (5) 68
Republic of Chile 1.00 Quarterly 6/20/2028 750 (5) (9) (14)
Republic of Chile 1.00 Quarterly 12/20/2028 3,710 (66) (—)
^
(66)
Republic of Chile 1.00 Quarterly 6/20/2032 950 42 (47) (5)
Republic of Colombia 1.00 Quarterly 6/20/2028 100 5 (4) 1
Republic of Indonesia 1.00 Quarterly 12/20/2027 690 2 (12) (10)
Republic of Indonesia 1.00 Quarterly 6/20/2028 2,050 (14) (14) (28)
Republic of Indonesia 1.00 Quarterly 12/20/2028 5,520 (60) (11) (71)
Republic of Indonesia 1.00 Quarterly 12/20/2029 1,150 (15) 4 (11)
Republic of Italy 1.00 Quarterly 6/20/2034 1,800 28 (14) 14
Republic of Kazakhstan 1.00 Quarterly 6/20/2028 2,085 33 (50) (17)
Republic of Panama 1.00 Quarterly 12/20/2033 2,950 335 39 374
Republic of Peru 1.00 Quarterly 6/20/2028 280 (1) (2) (3)
Republic of Peru 1.00 Quarterly 12/20/2028 2,850 (38) 6 (32)
Republic of Peru 1.00 Quarterly 6/20/2032 300 12 (8) 4
Republic of Peru 1.00 Quarterly 12/20/2032 660 34 (23) 11
Republic of Poland 1.00 Quarterly 6/20/2027 325 1 (6) (5)
Republic of Poland 1.00 Quarterly 12/20/2027 160 2 (4) (2)
Republic of Poland 1.00 Quarterly 6/20/2028 1,110 (8) (8) (16)
Republic of Poland 1.00 Quarterly 12/20/2028 1,100 (13) (3) (16)
Republic of Poland 1.00 Quarterly 6/20/2029 1,250 (16) (2) (18)
Republic of South Africa 1.00 Quarterly 6/20/2028 600 31 (25) 6
Republic of South Africa 1.00 Quarterly 6/20/2029 9,850 442 (158) 284
Republic of South Africa 1.00 Quarterly 12/20/2029 3,000 112 7 119
Republic of South Africa 1.00 Quarterly 6/20/2032 765 84 (14) 70
Republic of South Africa 1.00 Quarterly 12/20/2032 220 29 (7) 22
Republic of South Africa 1.00 Quarterly 6/20/2033 2,445 359 (88) 271
Republic of South Africa 1.00 Quarterly 12/20/2033 2,235 342 (75) 267
Republic of Turkey 1.00 Quarterly 12/20/2029 790 58 (4) 54
Republic of Turkey 1.00 Quarterly 6/20/2034 3,350 541 5 546
State of Qatar 1.00 Quarterly 6/20/2029 5,900 (125) (21) (146)
State of Qatar 1.00 Quarterly 12/20/2032 200 (3) (2) (5)
State of Qatar 1.00 Quarterly 6/20/2033 1,500 (28) (8) (36)
United Mexican States 1.00 Quarterly 12/20/2027 175 1 (1) —
^
United Mexican States 1.00 Quarterly 6/20/2028 2,960 6 (2) 4
United Mexican States 1.00 Quarterly 12/20/2028 3,195 (16) 32 16
United Mexican States 1.00 Quarterly 6/20/2029 1,700 (4) 24 20
United Mexican States 1.00 Quarterly 6/20/2034 1,850 133 13 146
– – –
Total buy protection 2,069 (418) 1,651

Artisan Partners Funds
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate
Received by the
Fund (%)
Frequency of Payment
Made/Received
Termination
Date Credit Spread (bps)
Notional
Amount
***
Upfront (Payments)
Receipts
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Federative Republic of Brazil 1.00 Quarterly 6/20/2026 102.12 2,050 8 (8) —
^
Republic of Colombia 1.00 Quarterly 6/20/2026 86.67 2,050 9 (4) 5
Republic of Turkey 1.00 Quarterly 6/20/2025 68.61 2,050 1 3 4
– – –
Total sell protection 18 (9) 9
*** If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At
December 31, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $6,150.
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional amounts and values in thousands and reported in USD unless otherwise stated
Floating Rate Index (Frequency) Fixed Rate (%) (Frequency)
Fund Pays/
Receives
Floating
Rate Termination Date Notional Amount
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
6 month WIBOR semi-annually 4.54 annually Receive 10/2/2028 PLN 5,100 6 18 24
6 month PRIBOR semi-annually 3.95 annually Pay 12/1/2030 CZK 11,400 2 5 7
4 week TIIE monthly 9.88 monthly Pay 12/24/2025 MXN 172,100 — 12 12
6 month PRIBOR semi-annually 3.90 annually Pay 4/10/2034 CZK 13,000 (8) 24 16
6 month BUBOR semi-annually 6.03 annually Receive 2/20/2033 HUF 160,000 1 6 7
1 day MIBOR semi-annually 6.29 semi-annually Pay 11/4/2029 INR 40,000 — 1 1
1 day TIIEOIS monthly 9.88 monthly Pay 3/18/2026 MXN 172,100 —
^
13 13
1 day CAONREPO semi-annually 4.20 semi-annually Pay 3/20/2026 CAD 11,150 —
^
133 133
– – –
Total positive value 1 212 213
6 month WIBOR semi-annually 5.30 annually Receive 4/15/2032 PLN 1,491 (3) (11) (14)
6 month WIBOR semi-annually 6.45 annually Receive 5/13/2032 PLN 225 — (6) (6)
6 month BUBOR semi-annually 7.25 annually Receive 5/13/2032 HUF 38,300 (10) 3 (7)
6 month BUBOR semi-annually 8.16 annually Receive 6/17/2032 HUF 174,000 8 (63) (55)
6 month WIBOR semi-annually 7.45 annually Receive 6/20/2032 PLN 3,625 (131) (27) (158)
6 month WIBOR semi-annually 5.11 annually Receive 3/28/2034 PLN 5,400 (27) (1) (28)
6 month BUBOR semi-annually 6.46 annually Receive 3/28/2034 HUF 48,000 — (1) (1)
6 month BUBOR semi-annually 6.65 annually Receive 4/10/2034 HUF 41,000 — (3) (3)
1 day THOR quarterly 2.83 quarterly Receive 8/17/2033 THB 3,600 — (5) (5)
1 day MIBOR semi-annually 6.19 semi-annually Pay 5/26/2033 INR 45,100 — (1) (1)
1 day TONAR annually 0.92 annually Receive 1/5/2033 JPY 308,800 (20) 6 (14)
1 day THOR quarterly 2.99 quarterly Receive 9/26/2032 THB 5,300 — (10) (10)
1 day THOR quarterly 2.59 quarterly Receive 9/1/2032 THB 7,450 (1) (6) (7)
1 day THOR quarterly 2.89 quarterly Receive 6/17/2032 THB 2,750 — (4) (4)
1 day THOR quarterly 2.95 quarterly Receive 10/2/2028 THB 23,260 — (27) (27)
– – –
Total negative value (184) (156) (340)
Total (183) 56 (127)

Artisan Partners Funds
OTC CREDIT DEFAULT SWAPS - BUY PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate Paid
by the Fund (%)
Frequency of
Payments Made/
Received Counterparty
Termination
Date Notional Amount
Upfront (Payments)
Receipts
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
China Construction Bank
Corp. 1.00 Quarterly JPM 6/20/2029 550 (4) (6) (10)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly JPM 6/20/2029 450 (3) (4) (7)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2029 100 (2) —
^
(2)
— — —
Total (9) (10) (19)
OTC INTEREST RATE SWAPS
Values in thousands
Floating Rate Index
(Frequency)
Fixed Rate (%)
(Frequency)
Fund Pays/
Receives
Floating
Rate Counterparty
Termination
Date Notional Amount
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
3 month KLIBOR quarterly 3.78 quarterly Receive GS 3/14/2033 MYR 2,210 6 (10) (4)
3 month KLIBOR quarterly 3.98 quarterly Receive GS 8/15/2033 MYR 1,550 1 (9) (8)
3 month KLIBOR quarterly 3.60 quarterly Receive JPM 11/1/2029 MYR 5,000 — (3) (3)
– – 0 0
Total 7 (22) (15)
REVERSE REPURCHASE AGREEMENT
Values in thousands
Counterparty
Interest
Rate Trade Date Maturity Date
Face value
($)
Face Value
Including Accrued
Interest
($)
Type of Non Cash
Underlying Collateral
Remaining
Contractual Maturity
of Agreement
Morgan Stanley & Co International plc (3.00)% 9/23/2024 Open (200) (200) Frigorifico Concepcion SA Up to 25 Years
*
*
Reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL VALUE FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Ryanair Holdings plc, Equity-Linked
Security
7/3/2024 - 10/22/2024
$ 16,872
$ 18,815
0.8%
Shares
Held Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 94.2%
BELGIUM - 0.9%
Groupe Bruxelles Lambert NV 314 $ 21,509
CHINA - 2.3%
Alibaba Group Holding Ltd. 5,079 53,887
FRANCE - 7.0%
Danone SA
(1)
1,468 99,053
Sodexo SA 379 31,247
TotalEnergies SE 605 33,421
163,721
GERMANY - 6.0%
Daimler Truck Holding AG
(1)
627 23,941
Heidelberg Materials AG
(1)
953 117,767
141,708
IRELAND - 0.8%
Ryanair Holdings plc, Equity-Linked Security
(1)(2)(3) *
953 18,815
NETHERLANDS - 6.9%
Heineken NV 555 39,526
Koninklijke Philips NV
*
3,402 85,989
Universal Music Group NV 1,424 36,467
161,982
SOUTH KOREA - 3.0%
Samsung Electronics Co. Ltd.
(1)
1,986 71,670
SWITZERLAND - 8.6%
Cie Financiere Richemont SA
(1)
344 52,287
Novartis AG
(1)
924 89,950
UBS Group AG
(1)
1,980 60,393
202,630
UNITED KINGDOM - 10.4%
BAE Systems plc 2,957 42,517
Compass Group plc 2,813 93,739
Diageo plc 1,105 35,100
Lloyds Banking Group plc 52,682 36,129
Reckitt Benckiser Group plc 610 36,889
244,374
UNITED STATES - 48.3%
Alphabet, Inc., Class A 604 114,274
American Express Co. 362 107,507
Aon plc, Class A 89 31,913
Bank of New York Mellon Corp. (The) 1,303 100,117
Berkshire Hathaway, Inc., Class B
*
204 92,287
Charles Schwab Corp. (The) 1,483 109,753
Citigroup, Inc. 917 64,580
Elevance Health, Inc. 238 87,858
Henry Schein, Inc.
*
512 35,463
Lam Research Corp. 419 30,254
Marsh & McLennan Cos., Inc. 283 60,218
Meta Platforms, Inc., Class A 166 97,351
PayPal Holdings, Inc.
*
289 24,631
Progressive Corp. (The) 324 77,546
Shell plc 2,397 74,309
Southwest Airlines Co. 882 29,652
1,137,713
Total common stocks and equity-linked security
(
Cost
$1,448,005) 2,218,009
Shares
Held Value
SHORT-TERM INVESTMENT - 4.8%
2
INVESTMENT COMPANY - 4.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(4)
(Cost $112,505)
112,505 $ 112,505
Total investments - 99.0%
(Cost $1,560,510) 2,330,514
Other assets less liabilities - 1.0% 24,520
Total net assets - 100.0%
#
$ 2,355,034
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $533,876, or 22.7% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.
(3)
Security is an equity-linked security issued by HSBC Bank plc. Eequity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 248,092 10 .7%
Consumer Discretionary 231,160 9 .9
Consumer Staples 210,568 9 .0
Energy 107,730 4 .6
Financials 786,583 33 .8
Health Care 299,260 12 .8
Industrials 114,925 4 .9
Information Technology 101,924 4 .4
Materials 117,767 5 .1
Short-Term Investment 112,505 4 .8
Total investments $ 2,330,514 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 202,630 8 .7%
EUR 488,920 21 .0
GBP 318,683 13 .6
HKD 53,887 2 .3
KRW 71,670 3 .1
USD 1,194,724 51 .3
Total investments $ 2,330,514 100 .0%

Artisan Partners Funds
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 55,783 CNH 401,599 JPM 12/17/2025 $ 16
Total unrealized appreciation 16
CNH 39,549 USD 5,533 JPM 12/17/2025 (41)
Total unrealized depreciation (41)
Net unrealized depreciation $ (25)
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN HIGH INCOME FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Artisan Partners Funds
Principal
Amount Value
CORPORATE BONDS - 71.3%
AEROSPACE & DEFENSE - 0 .2%
TransDigm, Inc.
6.63%, 3/1/2032
(1)
16,145 $ 16,291
BROADLINE RETAIL - 1 .7%
Nordstrom, Inc.
4.00%, 3/15/2027 14,636 13,971
4.25%, 8/1/2031 21,278 18,609
4.38%, 4/1/2030 56,341 51,154
5.00%, 1/15/2044 98,226 73,435
157,169
BUILDING PRODUCTS - 0 .4%
Eco Material Technologies, Inc.
7.88%, 1/31/2027
(1)
35,525 36,099
CHEMICALS - 1 .7%
Methanex Corp.
5.13%, 10/15/2027
(2)
28,114 27,515
5.25%, 12/15/2029
(2)
91,452 88,128
5.65%, 12/1/2044
(2)
4,854 4,165
SK Invictus Intermediate II SARL
5.00%, 10/30/2029
(1)
35,487 33,061
152,869
COMMERCIAL SERVICES & SUPPLIES - 0 .4%
Veritiv Operating Co.
10.50%, 11/30/2030
(1)
29,753 32,043
CONSTRUCTION & ENGINEERING - 0 .3%
Signature Aviation US Holdings, Inc.
4.00%, 3/1/2028
(1)
32,372 28,892
CONSUMER FINANCE - 0 .2%
OneMain Finance Corp.
6.63%, 5/15/2029 7,802 7,899
7.88%, 3/15/2030 8,312 8,671
16,570
CONTAINERS & PACKAGING - 1 .8%
Ardagh Metal Packaging Finance USA LLC
3.00%, 9/1/2029 EUR 8,242 7,277
3.25%, 9/1/2028
(1)
41,534 37,159
4.00%, 9/1/2029
(1)
53,994 46,381
6.00%, 6/15/2027
(1)
6,023 5,976
Canpack SA
3.88%, 11/15/2029
(1)(2)
3,536 3,184
Iris Holding, Inc.
10.00%, 12/15/2028
(1)
39,938 37,958
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027
(1)
26,608 26,388
164,323
DISTRIBUTORS - 0 .8%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029
(1)
4,150 3,764
Gates Corp.
6.88%, 7/1/2029
(1)
28,074 28,557
Windsor Holdings III LLC
8.50%, 6/15/2030
(1)
43,264 45,523
77,844
Principal
Amount Value
DIVERSIFIED CONSUMER SERVICES - 0 .4%
Wand NewCo 3, Inc.
7.63%, 1/30/2032
(1)
32,851 $ 33,742
DIVERSIFIED REITS - 0 .8%
Global Net Lease, Inc.
3.75%, 12/15/2027
(1)
53,117 48,476
Necessity Retail REIT, Inc. (The)
4.50%, 9/30/2028
(1)
31,343 28,695
77,171
DIVERSIFIED TELECOMMUNICATION SERVICES - 8 .4%
Altice France SA
5.13%, 1/15/2029
(1)(2)
4,830 3,636
5.13%, 7/15/2029
(1)(2)
46,069 34,500
5.50%, 10/15/2029
(1)(2)
110,981 83,128
CCO Holdings LLC
4.25%, 2/1/2031
(1)
95,593 83,312
4.25%, 1/15/2034
(1)
24,208 19,640
4.50%, 8/15/2030
(1)
108,069 97,002
4.50%, 5/1/2032 94,019 80,872
4.75%, 3/1/2030
(1)
39,605 36,166
5.00%, 2/1/2028
(1)
18,210 17,552
5.13%, 5/1/2027
(1)
26,053 25,600
6.38%, 9/1/2029
(1)
19,741 19,572
Virgin Media Finance plc
5.00%, 7/15/2030
(1)(2)
147,527 124,859
Virgin Media Secured Finance plc
4.50%, 8/15/2030
(1)(2)
25,800 22,283
5.50%, 5/15/2029
(1)(2)
27,393 25,693
Zayo Group Holdings, Inc.
4.00%, 3/1/2027
(1)
51,798 47,771
6.13%, 3/1/2028
(1)
53,801 45,731
767,317
ELECTRICAL EQUIPMENT - 1 .2%
Regal Rexnord Corp.
6.05%, 2/15/2026 1,768 1,784
6.05%, 4/15/2028 3,998 4,066
6.30%, 2/15/2030 52,835 54,350
6.40%, 4/15/2033 46,270 47,741
107,941
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0 .1%
Insight Enterprises, Inc.
6.63%, 5/15/2032
(1)
7,247 7,288
FINANCIAL SERVICES - 0 .4%
Block, Inc.
3.50%, 6/1/2031 7,513 6,615
6.50%, 5/15/2032
(1)
20,070 20,264
Shift4 Payments LLC
6.75%, 8/15/2032
(1)
11,704 11,904
38,783
FOOD PRODUCTS - 0 .3%
Chobani Holdco II LLC
8.75% Cash, 9.50% PIK, 10/1/2029
(1)
15,318 15,912
Fiesta Purchaser, Inc.
9.63%, 9/15/2032
(1)
4,659 4,881

Artisan Partners Funds
Principal
Amount Value
FOOD PRODUCTS (continued)
H-Food Holdings LLC
8.50%, 6/1/2026
(1)(3)
78,005 $ 2,340
23,133
HEALTH CARE EQUIPMENT & SUPPLIES - 2 .8%
Medline Borrower LP
3.88%, 4/1/2029
(1)
175,967 162,943
5.25%, 10/1/2029
(1)
59,998 57,902
6.25%, 4/1/2029
(1)
30,184 30,502
251,347
HEALTH CARE PROVIDERS & SERVICES - 0 .2%
HCA, Inc.
3.50%, 9/1/2030 14,382 13,062
Surgery Center Holdings, Inc.
7.25%, 4/15/2032
(1)
6,505 6,636
19,698
HOTEL & RESORT REITS - 0 .6%
XHR LP
4.88%, 6/1/2029
(1)
56,701 53,491
6.63%, 5/15/2030
(1)
5,449 5,467
58,958
HOTELS, RESTAURANTS & LEISURE - 13 .4%
Allwyn Entertainment Financing UK plc
7.88%, 4/30/2029
(1)(2)
4,660 4,791
Brinker International, Inc.
8.25%, 7/15/2030
(1)
3,399 3,590
Carnival Corp.
4.00%, 8/1/2028
(1)
13,445 12,743
5.75%, 3/1/2027
(1)
120,587 120,321
6.00%, 5/1/2029
(1)
147,473 147,124
7.63%, 3/1/2026
(1)
7,882 7,894
10.50%, 6/1/2030
(1)
18,945 20,235
Carnival Holdings Bermuda Ltd.
10.38%, 5/1/2028
(1)
4,169 4,442
Churchill Downs, Inc.
4.75%, 1/15/2028
(1)
18,039 17,401
5.75%, 4/1/2030
(1)
8,334 8,179
Flutter Treasury DAC
6.38%, 4/29/2029
(1)(2)
16,286 16,525
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/2028
(1)
21,875 22,802
Lindblad Expeditions LLC
6.75%, 2/15/2027
(1)
39,985 40,000
Merlin Entertainments Group US Holdings, Inc.
7.38%, 2/15/2031
(1)(2)
39,437 38,073
MGM Resorts International
4.63%, 9/1/2026 4,758 4,692
4.75%, 10/15/2028 40,099 38,397
5.50%, 4/15/2027 2,484 2,469
Motion Bondco DAC
6.63%, 11/15/2027
(1)(2)
42,716 40,164
NCL Corp. Ltd.
5.88%, 3/15/2026
(1)
54,925 54,850
5.88%, 2/15/2027
(1)
6,824 6,803
7.75%, 2/15/2029
(1)
72,482 76,108
8.13%, 1/15/2029
(1)
16,983 17,896
NCL Finance Ltd.
6.13%, 3/15/2028
(1)
135,465 135,900
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026
(1)
19,431 19,064
5.38%, 7/15/2027
(1)
8,553 8,500
5.50%, 8/31/2026
(1)
26,365 26,339
5.50%, 4/1/2028
(1)
49,465 49,095
Principal
Amount Value
HOTELS, RESTAURANTS & LEISURE (continued)
Royal Caribbean Cruises Ltd. (continued)
6.00%, 2/1/2033
(1)
12,378 $ 12,349
6.25%, 3/15/2032
(1)
13,336 13,496
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029
(1)
27,708 26,447
Station Casinos LLC
4.63%, 12/1/2031
(1)
29,589 26,506
TKC Holdings, Inc.
6.88%, 5/15/2028
(1)
71,891 71,077
10.50%, 5/15/2029
(1)
103,265 103,961
Vail Resorts, Inc.
6.50%, 5/15/2032
(1)
32,460 32,824
1,231,057
HOUSEHOLD DURABLES - 0 .2%
Tempur Sealy International, Inc.
3.88%, 10/15/2031
(1)
19,694 17,182
INSURANCE - 13 .0%
Acrisure LLC
4.25%, 2/15/2029
(1)
20,011 18,813
6.00%, 8/1/2029
(1)
100,689 96,571
7.50%, 11/6/2030
(1)
37,584 38,701
8.25%, 2/1/2029
(1)
50,006 51,781
8.50%, 6/15/2029
(1)
35,984 37,499
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027
(1)
11,678 11,147
5.88%, 11/1/2029
(1)
29,048 27,906
6.50%, 10/1/2031
(1)
54,287 53,751
6.75%, 10/15/2027
(1)
79,202 78,547
7.00%, 1/15/2031
(1)
16,488 16,552
7.38%, 10/1/2032
(1)
13,184 13,305
AmWINS Group, Inc.
4.88%, 6/30/2029
(1)
7,360 6,911
6.38%, 2/15/2029
(1)
11,301 11,370
Ardonagh Finco Ltd.
7.75%, 2/15/2031
(1)(2)
86,056 88,621
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032
(1)(2)
245,066 254,621
AssuredPartners, Inc.
5.63%, 1/15/2029
(1)
1,469 1,484
Baldwin Insurance Group Holdings LLC
7.13%, 5/15/2031
(1)
61,130 62,388
BroadStreet Partners, Inc.
5.88%, 4/15/2029
(1)
65,204 63,084
HUB International Ltd.
7.25%, 6/15/2030
(1)
54,194 55,535
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030
(1)(2)
82,197 86,455
10.50%, 12/15/2030
(1)(2)
60,806 65,739
Ryan Specialty LLC
4.38%, 2/1/2030
(1)
7,638 7,171
5.88%, 8/1/2032
(1)
27,358 27,069
1,175,021
IT SERVICES - 1 .8%
Arches Buyer, Inc.
4.25%, 6/1/2028
(1)
173,635 159,472
MACHINERY - 2 .5%
Calderys Financing II LLC
11.75% Cash, 12.50% PIK, 6/1/2028
(1)
32,672 33,222
Calderys Financing LLC
11.25%, 6/1/2028
(1)(2)
38,672 41,394
Chart Industries, Inc.
7.50%, 1/1/2030
(1)
18,527 19,262

Artisan Partners Funds
Principal
Amount Value
MACHINERY (continued)
Chart Industries, Inc. (continued)
9.50%, 1/1/2031
(1)
12,093 $ 12,960
Werner FinCo. LP
8.75% Cash, 5.75% PIK, 10/15/2028
(1)
50,444 50,196
11.50%, 6/15/2028
(1)
55,221 61,230
218,264
MEDIA - 3 .8%
CSC Holdings LLC
3.38%, 2/15/2031
(1)
2,366 1,660
4.13%, 12/1/2030
(1)
3,919 2,815
4.50%, 11/15/2031
(1)
16,836 12,122
4.63%, 12/1/2030
(1)
103,809 54,235
5.38%, 2/1/2028
(1)
8,953 7,724
5.50%, 4/15/2027
(1)
12,343 11,047
6.50%, 2/1/2029
(1)
21,242 17,832
7.50%, 4/1/2028
(1)
57,856 39,641
11.25%, 5/15/2028
(1)
16,145 15,934
11.75%, 1/31/2029
(1)
11,465 11,323
DISH Network Corp.
11.75%, 11/15/2027
(1)
33,558 35,544
Sinclair Television Group, Inc.
5.13%, 2/15/2027
(1)
42,744 38,897
5.50%, 3/1/2030
(1)
22,198 14,984
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028
(1)(2)
22,722 21,421
Ziggo Bond Co. BV
5.13%, 2/28/2030
(1)(2)
18,989 17,109
6.00%, 1/15/2027
(1)(2)
27,070 26,851
Ziggo BV
4.88%, 1/15/2030
(1)(2)
24,246 22,278
351,417
METALS & MINING - 1 .2%
Commercial Metals Co.
3.88%, 2/15/2031 3,702 3,271
4.13%, 1/15/2030 12,069 11,093
Compass Minerals International, Inc.
6.75%, 12/1/2027
(1)
94,942 93,508
107,872
OIL, GAS & CONSUMABLE FUELS - 1 .8%
Comstock Resources, Inc.
6.75%, 3/1/2029
(1)
36,594 35,573
CrownRock LP
5.00%, 5/1/2029
(1)
29,058 29,422
Magnolia Oil & Gas Operating LLC
6.88%, 12/1/2032
(1)
7,783 7,705
MEG Energy Corp.
5.88%, 2/1/2029
(1)(2)
66,098 64,519
Strathcona Resources Ltd.
6.88%, 8/1/2026
(1)(2)
28,417 28,467
165,686
PAPER & FOREST PRODUCTS - 0 .4%
Ahlstrom Holding 3 Oy
4.88%, 2/4/2028
(1)(2)
33,404 31,734
PASSENGER AIRLINES - 4 .3%
Delta Air Lines, Inc.
3.75%, 10/28/2029 54,212 50,579
4.38%, 4/19/2028 9,849 9,605
7.38%, 1/15/2026 37,312 38,115
VistaJet Malta Finance plc
6.38%, 2/1/2030
(1)(2)(4)
249,609 218,114
7.88%, 5/1/2027
(1)(2)(4)
57,489 55,958
Principal
Amount Value
PASSENGER AIRLINES (continued)
VistaJet Malta Finance plc (continued)
9.50%, 6/1/2028
(1)(2)(4)
19,631 $ 19,754
392,125
PERSONAL CARE PRODUCTS - 1 .1%
BellRing Brands, Inc.
7.00%, 3/15/2030
(1)
77,724 79,603
Prestige Brands, Inc.
3.75%, 4/1/2031
(1)
22,886 20,094
99,697
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029
(1)
36,031 28,812
SOFTWARE - 0 .9%
Castle US Holding Corp.
9.50%, 2/15/2028
(1)
25,953 11,993
SS&C Technologies, Inc.
6.50%, 6/1/2032
(1)
20,066 20,241
UKG, Inc.
6.88%, 2/1/2031
(1)
56,607 57,430
89,664
SPECIALIZED REITS - 0 .2%
Iron Mountain, Inc.
5.00%, 7/15/2028
(1)
2,053 1,984
5.25%, 7/15/2030
(1)
16,752 15,991
17,975
SPECIALTY RETAIL - 2 .0%
Asbury Automotive Group, Inc.
4.63%, 11/15/2029
(1)
27,360 25,463
Bath & Body Works, Inc.
6.63%, 10/1/2030
(1)
9,413 9,481
6.75%, 7/1/2036 10,753 10,928
6.88%, 11/1/2035 26,806 27,428
Cougar JV Subsidiary LLC
8.00%, 5/15/2032
(1)
20,809 21,592
Evergreen Acqco 1 LP
9.75%, 4/26/2028
(1)
15,068 15,843
Gap, Inc. (The)
3.63%, 10/1/2029
(1)
38,970 34,993
3.88%, 10/1/2031
(1)
26,947 23,302
Specialty Building Products Holdings LLC
7.75%, 10/15/2029
(1)
15,552 15,783
184,813
TEXTILES, APPAREL & LUXURY GOODS - 0 .3%
S&S Holdings LLC
8.38%, 10/1/2031
(1)
23,096 23,259
TRADING COMPANIES & DISTRIBUTORS - 0 .3%
United Rentals North America, Inc.
6.00%, 12/15/2029
(1)
23,069 23,274
WIRELESS TELECOMMUNICATION SERVICES - 1 .1%
Altice France Holding SA
6.00%, 2/15/2028
(1)(2)
89,835 23,710
10.50%, 5/15/2027
(1)(2)
25,971 7,572
Vmed O2 UK Financing I plc
4.25%, 1/31/2031
(1)(2)
42,712 36,450
7.75%, 4/15/2032
(1)(2)
32,524 32,780
100,512
Total corporate bonds
(
Cost
$6,690,807) 6,485,314

Artisan Partners Funds
Principal
Amount Value
BANK LOANS - 17.6%
AUTOMOBILE COMPONENTS - 0 .5%
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 6.00%), 10.55%, 12/3/2029
(5)
48,224 $ 48,224
CAPITAL MARKETS - 0 .5%
CPI Holdco B LLC First Lien Term Loan B
(SOFR + 2.25%), 6.03%, 5/19/2031
(5)
23,225 23,196
Summit Acquisition, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.08%, 10/16/2031
(5)
15,495 15,572
38,768
COMMERCIAL SERVICES - 0 .3%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.71%, 12/21/2028
(5)
28,397 27,545
COMMUNICATIONS EQUIPMENT - 0 .9%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.20%, 11/30/2029
(5)
25,632 25,818
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.95%, 12/24/2030
(5)
51,167 51,832
77,650
CONTAINERS & PACKAGING - 0 .9%
Iris Holdings, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.44%, 6/28/2028
(5)
86,036 82,717
DISTRIBUTORS - 0 .5%
Verde Purchaser LLC First Lien Term Loan
(SOFR + 4.50%), 8.83%, 11/30/2030
(5)
33,714 33,791
Verde Purchaser LLC First Lien Term Loan B
(SOFR + 4.50%), 8.81%, 11/29/2030
(5)
5,766 5,780
39,571
DIVERSIFIED CONSUMER SERVICES - 0 .6%
Wand NewCo 3, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.61%, 1/30/2031
(5)
50,303 50,458
DIVERSIFIED TELECOMMUNICATION SERVICES - 0 .3%
Zayo Group Holdings, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.47%, 3/9/2027
(5)
32,169 30,065
ENTERTAINMENT - 0 .6%
J&J Ventures Gaming LLC Delayed Draw First Lien Term Loan
(SOFR + 4.25%), 8.72%, 4/26/2028
(5)
41,152 41,255
J&J Ventures Gaming LLC First Lien Term Loan
(SOFR + 4.00%), 8.47%, 4/26/2028
(5)
13,139 13,200
54,455
FOOD PRODUCTS - 2 .0%
1440 Foods Topco LLC First Lien Term Loan
(SOFR + 5.00%), 9.36%, 11/5/2031
(5)
136,185 129,546
H-Food Holdings LLC First Lien Term Loan
(US Prime Rate + 4.69%), 12.19%, 5/23/2025
(5)
47,942 30,203
H-Food Holdings LLC First Lien Term Loan B2
(US Prime Rate + 3.00%), 10.50%, 5/23/2025
(5)
32,745 20,629
H-Food Holdings LLC First Lien Term Loan B3
(SOFR + 5.00%), 9.57%, 5/23/2025
(5)
11,004 6,932
187,310
FOOD SERVICE - 1 .0%
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.36%, 5/15/2028
(5)
70,883 71,636
TKC Midco 1 LLC First Lien Term Loan
12.00% Cash, 13.50% PIK, 2/16/2027 23,234 20,969
92,605
GROUND TRANSPORTATION - 0 .2%
Vortex Opco LLC First Lien Term Loan
(SOFR + 6.25%), 10.58%, 4/30/2030
(5)
15,607 16,114
Principal
Amount Value
HEALTH CARE PROVIDERS & SERVICES - 0 .3%
Surgery Center Holdings, Inc. First Lien Term Loan
(SOFR + 2.75%), 7.09%, 12/19/2030
(5)
23,559 $ 23,720
HOTELS, RESTAURANTS & LEISURE - 0 .4%
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.11%, 9/30/2030
(5)
40,710 39,820
INSURANCE - 1 .2%
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B
(SOFR + 3.75%), 8.51%, 2/18/2031
(2)(5)
39,731 39,930
AssuredPartners, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.86%, 2/14/2031
(5)
3,073 3,077
Goosehead Insurance Holdings LLC First Lien Term Loan B
(SOFR + 3.50%), 7.67%, 12/11/2031
(5)
9,493 9,540
HUB International Ltd. First Lien Term Loan
(SOFR + 2.75%), 7.37%, 6/20/2030
(5)
5,700 5,728
OneDigital Borrower LLC Second Lien Term Loan
(SOFR + 5.25%), 9.61%, 7/2/2032
(5)
14,040 13,961
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 9.08%, 5/6/2032
(5)
25,439 25,985
98,221
INVESTMENT COMPANIES - 1 .4%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 4.00%), 8.36%, 7/31/2031
(5)
61,719 61,874
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 6.25%), 10.71%, 11/1/2029
(5)
62,871 62,680
124,554
IT SERVICES - 0 .5%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.71%, 12/6/2027
(5)
49,508 48,284
LEISURE PRODUCTS - 1 .8%
Bulldog Purchaser, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.06%, 6/30/2031
(5)
1,155 1,162
(SOFR + 4.25%), 8.85%, 6/27/2031
(5)
11,089 11,154
Bulldog Purchaser, Inc. Second Lien Term Loan
(SOFR + 6.75%), 11.35%, 6/28/2032
(5)
9,545 9,513
GSM Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.33%, 9/29/2031
(5)
149,975 146,413
168,242
RETAIL - CONSUMER STAPLES - 0 .0%
^
Arthur US Finco, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.85%, 12/14/2029
(5)
8 7
SOFTWARE - 3 .2%
Applied Systems, Inc. First Lien Term Loan B
(SOFR + 3.00%), 7.33%, 2/24/2031
(5)
44,408 44,807
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.58%, 2/23/2032
(5)
19,044 19,568
Castle US Holding Corp. First Lien Term Loan
(SOFR + 3.75%), 8.53%, 1/29/2027
(5)
4,802 2,813
Constant Contact, Inc. Second Lien Term Loan
(SOFR + 7.50%), 12.42%, 2/12/2029
(5)
28,018 22,508
Ellucian Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 9.11%, 11/15/2032
(5)
7,727 7,856
Orchid Merger Sub II LLC First Lien Term Loan
(SOFR + 4.75%), 9.21%, 7/27/2027
(5)
21,753 13,052
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.00%), 8.36%, 4/5/2030
(5)
61,047 60,852
Reorg Mobileum Acquisitionco LLC First Lien Term Loan A
(SOFR + 1.00%), 5.45%, 9/11/2029
(5)
7,806 7,455
Rithum Holdings, Inc. Second Lien Term Loan
(SOFR + 7.00%), 11.80%, 12/29/2028
(5)
10,610 8,736

Artisan Partners Funds
Security
Country
Trading
Currency
Ahlstrom Holding 3 Oy, 4.88%, 2/4/2028
Finland
USD
Allwyn Entertainment Financing UK plc, 7.88%, 4/30/2029
Czech Republic
USD
Altice France Holding SA, 10.50%, 5/15/2027
Luxembourg
USD
Altice France Holding SA, 6.00%, 2/15/2028
Luxembourg
USD
Altice France SA, 5.13%, 1/15/2029
France
USD
Altice France SA, 5.13%, 7/15/2029
France
USD
Altice France SA, 5.50%, 10/15/2029
France
USD
Ardonagh Finco Ltd., 7.75%, 2/15/2031
United Kingdom
USD
Ardonagh Group Finance Ltd., 8.88%, 2/15/2032
United Kingdom
USD
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 8.51%, 2/18/2031
United Kingdom
USD
Calderys Financing LLC, 11.25%, 6/1/2028
France
USD
Canpack SA, 3.88%, 11/15/2029
Poland
USD
Flutter Treasury DAC, 6.38%, 4/29/2029
Ireland
USD
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/2030
Canada
USD
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030
Canada
USD
MEG Energy Corp., 5.88%, 2/1/2029
Canada
USD
Merlin Entertainments Group US Holdings, Inc., 7.38%, 2/15/2031
United Kingdom
USD
Methanex Corp., 5.13%, 10/15/2027
Canada
USD
Methanex Corp., 5.25%, 12/15/2029
Canada
USD
Methanex Corp., 5.65%, 12/1/2044
Canada
USD
Motion Bondco DAC, 6.63%, 11/15/2027
United Kingdom
USD
Strathcona Resources Ltd., 6.88%, 8/1/2026
Canada
USD
Virgin Media Finance plc, 5.00%, 7/15/2030
United Kingdom
USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029
United Kingdom
USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030
United Kingdom
USD
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028
United Kingdom
USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027
Switzerland
USD
VistaJet Malta Finance plc, 9.50%, 6/1/2028
Switzerland
USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030
Switzerland
USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031
United Kingdom
USD
Vmed O2 UK Financing I plc, 7.75%, 4/15/2032
United Kingdom
USD
Ziggo Bond Co. BV, 6.00%, 1/15/2027
Netherlands
USD
Ziggo Bond Co. BV, 5.13%, 2/28/2030
Netherlands
USD
Ziggo BV, 4.88%, 1/15/2030
Netherlands
USD
Principal
Amount Value
SOFTWARE (continued)
UKG, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.62%, 2/10/2031
(5)
105,213 $ 105,880
293,527
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0 .2%
Ivanti Software, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.90%, 12/1/2027
(5)
23,959 16,322
Ivanti Software, Inc. First Lien Term Loan B1
(SOFR + 4.25%), 9.12%, 12/1/2027
(5)
4,674 3,202
Ivanti Software, Inc. Second Lien Term Loan
(SOFR + 7.25%), 12.12%, 12/1/2028
(5)
6,435 3,523
23,047
TRANSPORTATION - 0 .2%
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 12.35%, 8/20/2029
(5)
10,330 10,072
(SOFR + 8.00%), 12.52%, 8/20/2029
(5)
24,590 10,082
20,154
WIRELESS TELECOMMUNICATION SERVICES - 0 .1%
CCI Buyer, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.33%, 12/17/2027
(5)
11,447 11,443
Total bank loans
(
Cost
$1,647,999) 1,596,501
Shares
Held
COMMON STOCKS - 0.2%
MACHINERY - 0.1%
Utex Equity
(3) *
364 13,331
SOFTWARE - 0.1%
Matrix Exit Equity
*
355 5,500
TRANSPORTATION - 0.0%
^
SIRVA Worldwide, Inc.
*
47 118
Total common stocks
(
Cost
$12,310) 18,949
PREFERRED STOCK - 0.0%
^
TRANSPORTATION - 0.0%
^
Sirva Worldwide Preferred Stock (Cost $1,216)
*
11 2,174
No. of
Warrants
‡
WARRANTS - 0.0%
FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027,
strike price 10
(Cost $—)
(3)(6)(7) *
71 —
Shares
Held
SHORT-TERM INVESTMENT - 11.5%
INVESTMENT COMPANY - 11.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(8)(9)
(Cost $1,044,901)
1,044,901 1,044,901
Total investments - 100.6%
(Cost $9,397,233) 9,147,839
Other assets less liabilities - (0.6%) (58,775)
Total net assets - 100.0%
#
$ 9,089,064
(1)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)
The Fund considers the company to be from outside the United States.
(3)
Defaulted securities.
(4)
All or a portion of security is on loan at December 31, 2024.
(5)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of December 31, 2024.
(6)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (2) and (3) in the accompanying notes.
(8)
Security is partially used as collateral for securities lending. At December 31, 2024, the Fund had loaned securities with a total value of $47,034. This was collateralized by cash of $48,068 which was subsequently invested in an investment company.
(9)
Represents the current yield as of December 31, 2024.

Artisan Partners Funds
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 1,315,209 14 .4%
Consumer Discretionary 2,071,381 22 .7
Consumer Staples 402,752 4 .4
Energy 165,686 1 .8
Financials 1,491,917 16 .3
Health Care 294,765 3 .2
Industrials 934,365 10 .2
Information Technology 704,432 7 .7
Materials 539,515 5 .9
Real Estate 182,916 2 .0
Short-Term Investment 1,044,901 11 .4
Total investments $ 9,147,839 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
EUR $ 7,277 0 .1%
USD 9,140,562 99 .9
Total investments $ 9,147,839 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
USD 7,860 EUR 7,176 BOA 1/14/2025 $ 424
Total unrealized appreciation 424
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 92.5%
BELGIUM - 4 .3%
Anheuser-Busch InBev SA/NV 940 $ 46,978
Anheuser-Busch InBev SA/NV, ADR 455 22,788
UCB SA 716 142,552
212,318
CANADA - 3 .1%
Canadian Pacific Kansas City Ltd. 1,769 128,067
TransAlta Corp. 1,813 25,642
153,709
CHINA - 0 .9%
Tencent Music Entertainment Group, ADR 3,794 43,067
DENMARK - 5 .6%
Danske Bank A/S
(1)
3,459 97,865
NKT A/S
(1) *
513 36,729
Novo Nordisk A/S, Class B
(1)
1,193 102,690
Novonesis (Novozymes) B, Class B
(1)
693 39,122
276,406
FRANCE - 12 .0%
Accor SA 1,056 51,462
Air Liquide SA 909 147,693
AXA SA 1,484 52,742
BNP Paribas SA 796 48,841
Bureau Veritas SA 1,070 32,507
Cie de Saint-Gobain SA 673 59,764
Engie SA 4,263 67,612
EssilorLuxottica SA 41 9,940
Pernod Ricard SA 245 27,634
Safran SA 408 89,617
587,812
GERMANY - 11 .2%
Allianz SE
(1)
308 94,306
Deutsche Boerse AG
(1)
694 159,810
Deutsche Telekom AG
(1)
6,922 207,145
Vonovia SE
(1)
2,840 86,197
547,458
IRELAND - 2 .0%
Ryanair Holdings plc, Equity-Linked Security
(1)(2)(3) *
4,906 96,882
ITALY - 3 .4%
BFF Bank SpA
(1)(4)
4,599 43,987
Mediobanca Banca di Credito Finanziario SpA
(1)
3,383 49,297
UniCredit SpA
(1)
621 24,793
Wizz Air Holdings plc
(4) *
2,682 48,319
166,396
JAPAN - 6 .3%
Coca-Cola Bottlers Japan Holdings, Inc.
(1)
1,778 28,045
Mitsubishi UFJ Financial Group, Inc.
(1)
7,433 87,167
Nippon Sanso Holdings Corp.
(1)
2,181 60,562
Otsuka Holdings Co. Ltd.
(1)
766 41,527
Sumitomo Mitsui Financial Group, Inc.
(1)
2,721 65,532
Tokyo Gas Co. Ltd.
(1)
885 24,578
307,411
MEXICO - 1 .4%
Cemex SAB de CV, ADR 6,347 35,798
Wal-Mart de Mexico SAB de CV 12,245 32,230
68,028
Shares
Held Value
NETHERLANDS - 4 .2%
Argenx SE
*
102 $ 63,166
Argenx SE, ADR
*
204 125,624
Heineken NV 266 18,894
207,684
RUSSIA - 0 .0%
Sberbank of Russia PJSC
(1)(5)(6)
38,445 —
SOUTH KOREA - 2 .8%
Hanwha Aerospace Co. Ltd.
(1) *
225 49,589
LIG Nex1 Co. Ltd.
(1) *
330 49,220
Samsung Electronics Co. Ltd.
(1)
1,100 39,690
138,499
SPAIN - 1 .8%
Aena SME SA
(4)
424 86,740
SWITZERLAND - 9 .1%
Galderma Group AG
(1) *
470 52,124
Medacta Group SA
(1)(4)
329 38,629
SGS SA
(1)
895 89,606
UBS Group AG
(1)
8,650 263,785
444,144
UNITED KINGDOM - 17 .0%
3i Group plc 1,050 46,855
British American Tobacco plc 3,166 114,133
Flutter Entertainment plc (LSE)
*
21 5,570
Flutter Entertainment plc (NYSE)
*
153 39,454
London Stock Exchange Group plc 466 65,842
Melrose Industries plc 20,121 139,499
National Grid plc 20,216 240,435
Reckitt Benckiser Group plc 1,080 65,330
RELX plc 2,488 113,041
830,159
UNITED STATES - 7 .4%
Amazon.com, Inc.
*
663 145,413
Aon plc, Class A 373 133,833
Nestle SA
(1)
547 44,851
Swiss Re AG
(1)
265 38,325
362,422
Total common stocks and equity-linked security
(
Cost
$3,889,889) 4,529,135
SHORT-TERM INVESTMENT - 6.9%
2
INVESTMENT COMPANY - 6.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(7)
(Cost $336,201)
336,201 336,201
Total investments - 99.4%
(Cost $4,226,090) 4,865,336
Other assets less liabilities - 0.6% 27,647
Total net assets - 100.0%
#
$ 4,892,983
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,012,053, or 41.1% of total net assets. See notes (2) and (3) in the accompanying notes.

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Ryanair Holdings plc, Equity-Linked
Security
11/14/2013 - 10/22/2024
$ 76,103
$ 96,882
2.0%
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Sberbank of Russia PJSC
9/16/2021 - 2/11/2022
$ 159,810
$ –
0.0%
(2)
Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.
(3)
Security is an equity-linked security issued by HSBC Bank plc. Eequity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024,
the value of these securities was $217,675 or 4.4% of net assets.
(5)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)
Security is restricted.
(7)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 250,212 5 .1%
Consumer Discretionary 241,899 5 .0
Consumer Staples 400,883 8 .2
Financials 1,272,980 26 .2
Health Care 576,252 11 .8
Industrials 1,019,580 21 .0
Information Technology 39,690 0 .8
Materials 283,175 5 .8
Real Estate 86,197 1 .8
Utilities 358,267 7 .4
Short-Term Investment 336,201 6 .9
Total investments $ 4,865,336 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CAD $ 153,709 3 .2%
CHF 527,320 10 .8
DKK 276,406 5 .7
EUR 1,611,677 33 .1
GBP 839,024 17 .3
JPY 307,411 6 .3
KRW 138,499 2 .8
MXN 32,230 0 .7
RUB – 0 .0
USD 979,060 20 .1
Total investments $ 4,865,336 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL EXPLORER FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 85.1%
ARGENTINA - 4 .0%
Despegar.com Corp.
*
410 $ 7,891
AUSTRALIA - 2 .8%
Steadfast Group Ltd. 1,564 5,615
BRAZIL - 1 .2%
Pluxee NV 121 2,354
CANADA - 2 .4%
Knight Therapeutics, Inc.
*
685 2,544
Real Matters, Inc.
*
468 2,130
4,674
DENMARK - 0 .4%
ALK-Abello A/S, Class B
(1) *
33 728
FRANCE - 4 .9%
Alten SA 118 9,626
GERMANY - 3 .7%
AlzChem Group AG
(1)
66 3,910
Hensoldt AG
(1)
94 3,350
7,260
INDIA - 1 .2%
Care Ratings Ltd. 145 2,332
INDONESIA - 1 .7%
Mitra Adiperkasa Tbk. PT
(1)
39,010 3,390
IRELAND - 10 .0%
Glenveagh Properties plc
(2) *
11,907 19,735
ITALY - 0 .8%
Sesa SpA
(1)
24 1,565
JAPAN - 12 .0%
Kansai Paint Co. Ltd.
(1)
404 5,774
Sato Holdings Corp.
(1)
506 7,042
Zuken, Inc.
(1)
415 10,856
23,672
NORWAY - 1 .1%
Spir Group ASA
(1) *
2,925 2,180
SOUTH AFRICA - 1 .3%
Famous Brands Ltd. 730 2,669
SOUTH KOREA - 1 .8%
Vitzrocell Co. Ltd.
(1) *
251 3,606
SWITZERLAND - 3 .2%
Medmix AG
(1)(2)
263 2,549
u-blox Holding AG
(1) *
47 3,805
6,354
UNITED KINGDOM - 24 .8%
Allfunds Group plc 362 1,893
Essentra plc 1,882 3,134
FD Technologies plc
*
101 2,448
FDM Group Holdings plc 1,027 4,050
IDOX plc 6,129 4,911
IQE plc
*
14,659 2,037
Kingfisher plc 1,411 4,394
LSL Property Services plc 469 1,785
Luxfer Holdings plc 395 5,174
M&C Saatchi plc
(3)
7,736 16,463
Shares
Held Value
UNITED KINGDOM (continued)
Sabre Insurance Group plc
(2)
1,550 $ 2,677
48,966
UNITED STATES - 5 .7%
Impro Precision Industries Ltd.
(2)
20,266 5,088
Signify NV
(2)
278 6,219
11,307
VIRGIN ISLANDS, BRITISH - 2 .1%
AdvancedAdvT Ltd.
*
2,067 4,076
Total common stocks
(
Cost
$165,953) 168,000
SHORT-TERM INVESTMENT - 14.3%
2
INVESTMENT COMPANY - 14.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(4)
(Cost $28,222)
28,222 28,222
Total investments - 99.4%
(Cost $194,175) 196,222
Other assets less liabilities - 0.6% 1,207
Total net assets - 100.0%
#
$ 197,429
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $48,755, or 24.7% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024,
the value of these securities was $36,268 or 18.4% of net assets.
(3)
Affiliated company as defined under the Investment Company Act of 1940.
(4)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 16,463 8 .4%
Consumer Discretionary 38,079 19 .4
Financials 14,871 7 .6
Health Care 5,821 3 .0
Industrials 30,479 15 .5
Information Technology 45,554 23 .2
Materials 12,818 6 .5
Real Estate 3,915 2 .0
Short-Term Investment 28,222 14 .4
Total investments $ 196,222 100 .0%

Artisan Partners Funds
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
AUD $ 5,615 2 .9%
CAD 4,674 2 .4
CHF 6,354 3 .2
DKK 728 0 .4
EUR 48,652 24 .8
GBP 45,975 23 .4
HKD 5,088 2 .6
IDR 3,390 1 .7
INR 2,332 1 .2
JPY 23,672 12 .1
KRW 3,606 1 .8
NOK 2,180 1 .1
USD 41,287 21 .0
ZAR 2,669 1 .4
Total investments $ 196,222 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL SMALL-MID FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 97.4%
BELGIUM - 1 .0%
Azelis Group NV 2,314 $ 45,550
BRAZIL - 1 .1%
Hapvida Participacoes e Investimentos SA
(1)(2) *
18,923 6,830
Rumo SA
(1)
5,970 17,304
Vibra Energia SA
(1)
7,520 21,791
45,925
CANADA - 5 .4%
Altus Group Ltd. 771 30,033
CAE, Inc.
*
3,184 80,838
Descartes Systems Group, Inc. (The)
*
171 19,401
Docebo, Inc.
*
253 11,333
Kinaxis, Inc.
*
367 44,164
Lightspeed Commerce, Inc.
*
2,996 45,685
231,454
CHINA - 0 .8%
BeiGene Ltd., ADR
*
185 34,172
DENMARK - 5 .5%
ALK-Abello A/S, Class B
(1) *
1,245 27,679
Ambu A/S, Class B
(1)
5,277 76,224
DSV A/S
(1)
131 27,798
FLSmidth & Co. A/S
(1)
1,099 54,426
Genmab A/S
(1) *
184 38,343
Vestas Wind Systems A/S
(1) *
831 11,381
Zealand Pharma A/S, Class A
(1) *
39 3,843
239,694
FINLAND - 2 .6%
Cargotec OYJ, Class B
(1)
290 15,436
Huhtamaki OYJ
(1)
855 30,231
Kalmar OYJ, Class B
(1) *
195 6,413
Metso Oyj
(1)
6,628 62,113
114,193
FRANCE - 0 .8%
Lectra 1,309 35,264
GERMANY - 3 .8%
AIXTRON SE
(1)
1,690 26,592
Brenntag SE
(1)
456 27,338
Fresenius Medical Care AG
(1)
365 16,625
Hannover Rueck SE
(1)
122 30,545
Hensoldt AG
(1)
1,295 46,268
Immatics NV
*
435 3,092
Symrise AG, Class A
(1)
110 11,681
162,141
ICELAND - 0 .5%
Embla Medical HF
(1) *
4,032 19,938
INDIA - 2 .2%
PB Fintech Ltd.
*
753 18,545
Tech Mahindra Ltd. 565 11,266
WNS Holdings Ltd.
*
1,350 63,998
93,809
IRELAND - 0 .9%
AerCap Holdings NV 344 32,941
COSMO Pharmaceuticals NV
(1)
88 6,170
39,111
Shares
Held Value
ISRAEL - 6 .6%
Kornit Digital Ltd.
*
2,191 $ 67,798
Nice Ltd., ADR
*
849 144,250
Radware Ltd.
*
1,398 31,487
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 176 11,976
Tel Aviv Stock Exchange Ltd. 2,629 30,543
286,054
ITALY - 0 .8%
Davide Campari-Milano NV
(1)
2,703 16,972
Ermenegildo Zegna NV 1,795 14,823
Moncler SpA
(1)
22 1,171
32,966
JAPAN - 17 .3%
Ariake Japan Co. Ltd.
(1)
1,226 43,351
Azbil Corp.
(1)
9,178 70,376
CKD Corp.
(1)
2,443 39,426
Daikokutenbussan Co. Ltd.
(1)
506 30,722
Daiseki Co. Ltd.
(1)
455 10,340
DMG Mori Co. Ltd.
(1)
2,346 37,927
en Japan, Inc.
(1)
390 5,252
GMO Financial Gate, Inc.
(1)
252 11,257
GMO Payment Gateway, Inc.
(1)
876 43,986
Hamamatsu Photonics KK
(1)
989 10,973
Harmonic Drive Systems, Inc.
(1)
1,243 26,148
Japan Elevator Service Holdings Co. Ltd.
(1)
2,154 39,568
MatsukiyoCocokara & Co.
(1)
2,755 40,082
Menicon Co. Ltd.
(1)
1,240 10,925
Money Forward, Inc.
(1) *
718 21,785
MonotaRO Co. Ltd.
(1)
655 11,010
Morinaga Milk Industry Co. Ltd.
(1)
1,827 33,903
NOF Corp.
(1)
3,019 41,861
PILLAR Corp.
(1)
411 11,155
Rohm Co. Ltd.
(1)
1,803 16,969
Rohto Pharmaceutical Co. Ltd.
(1)
2,661 48,115
Sawai Group Holdings Co. Ltd.
(1)
1,834 24,976
SCSK Corp.
(1)
1,513 31,730
SG Holdings Co. Ltd.
(1)
2,808 26,771
Suntory Beverage & Food Ltd.
(1)
1,117 35,466
Toyo Suisan Kaisha Ltd.
(1)
318 21,579
745,653
MEXICO - 0 .5%
Qualitas Controladora SAB de CV 2,724 22,793
NETHERLANDS - 1 .2%
IMCD NV 225 33,439
Koninklijke Philips NV
*
783 19,797
53,236
SOUTH KOREA - 0 .1%
Hanmi Pharm Co. Ltd.
(1)
18 3,336
SPAIN - 0 .5%
Fluidra SA 918 22,376
SWEDEN - 3 .6%
AAK AB
(1)
533 15,200
Beijer Ref AB, Class B
(1)
1,681 24,728
Fortnox AB
(1)
3,403 22,117
Swedish Orphan Biovitrum AB
(1) *
3,248 93,310
155,355

Artisan Partners Funds
Shares
Held Value
SWITZERLAND - 2 .2%
Baloise Holding AG
(1)
134 $ 24,266
Burckhardt Compression Holding AG
(1)
14 9,995
dormakaba Holding AG
(1)
43 30,335
Inficon Holding AG
(1)
12 14,049
On Holding AG, Class A
*
317 17,385
96,030
THAILAND - 1 .3%
Fabrinet
*
256 56,366
UNITED KINGDOM - 20 .7%
Alphawave IP Group plc
*
16,968 17,908
Aviva plc 2,569 15,080
Balfour Beatty plc 8,221 46,810
Chemring Group plc 8,060 33,149
ConvaTec Group plc
(2)
45,277 125,381
Direct Line Insurance Group plc 18,151 57,990
Games Workshop Group plc 148 24,675
Howden Joinery Group plc 2,966 29,465
Intertek Group plc 3 177
ITM Power plc
*
4,194 1,874
JD Sports Fashion plc 16,943 20,341
JET2 plc 5,342 105,857
LondonMetric Property plc, REIT 4,790 10,800
MONY Group plc 2,315 5,567
Pearson plc 3,349 53,742
Rotork plc 16,734 65,738
Smiths Group plc 3,095 66,608
Spirax Group plc 197 16,926
St. James's Place plc 5,482 59,568
Subsea 7 SA
(1)
2,071 32,781
Taylor Wimpey plc 16,932 25,881
Trainline plc
(2) *
8,333 45,066
Weir Group plc (The) 861 23,549
WH Smith plc 586 8,723
893,656
UNITED STATES - 18 .0%
Agilysys, Inc.
*
350 46,153
Agios Pharmaceuticals, Inc.
*
332 10,897
Alcon AG
(1)
936 79,299
Alkermes plc
*
1,321 37,987
Alphatec Holdings, Inc.
*
792 7,273
Avidity Biosciences, Inc.
*
675 19,640
Calix, Inc.
*
739 25,753
Celcuity, Inc.
*
327 4,275
CyberArk Software Ltd.
*
194 64,707
Denali Therapeutics, Inc.
*
486 9,914
Edgewise Therapeutics, Inc.
*
709 18,941
Enphase Energy, Inc.
*
153 10,531
Five9, Inc.
*
484 19,684
Glaukos Corp.
*
314 47,013
Ingersoll Rand, Inc. 169 15,267
Inspire Medical Systems, Inc.
*
150 27,746
Insulet Corp.
*
172 44,852
Ionis Pharmaceuticals, Inc.
*
169 5,911
Legend Biotech Corp., ADR
*
909 29,578
LivaNova plc
*
305 14,128
Madrigal Pharmaceuticals, Inc.
*
138 42,547
Myriad Genetics, Inc.
*
1,837 25,189
Ocular Therapeutix, Inc.
*
886 7,567
Penumbra, Inc.
*
87 20,622
Replimune Group, Inc.
*
406 4,917
RxSight, Inc.
*
1,024 35,203
STAAR Surgical Co.
*
294 7,133
Tarsus Pharmaceuticals, Inc.
*
457 25,314
Shares
Held Value
UNITED STATES (continued)
UiPath, Inc., Class A
*
2,396 $ 30,449
ViewRay, Inc.
*
9,051 —
^
Vir Biotechnology, Inc.
*
606 4,448
WaVe Life Sciences Ltd.
*
1,270 15,716
Wolfspeed, Inc.
*
2,411 16,060
774,714
Total common stocks
(
Cost
$3,898,391) 4,203,786
SHORT-TERM INVESTMENT - 1 .3%
2
INVESTMENT COMPANY - 1.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(3)
(Cost $55,453)
55,453 55,453
Total investments - 98.7%
(Cost $3,953,844) 4,259,239
Other assets less liabilities - 1.3% 55,324
Total net assets - 100.0%
#
$ 4,314,563
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,698,181, or 39.4% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024,
the value of these securities was $177,277 or 4.1% of net assets.
(3)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 5,567 0 .1%
Consumer Discretionary 233,598 5 .5
Consumer Staples 297,366 7 .0
Energy 32,781 0 .8
Financials 314,573 7 .4
Health Care 1,056,751 24 .8
Industrials 1,282,337 30 .1
Information Technology 845,052 19 .8
Materials 94,928 2 .2
Real Estate 40,833 1 .0
Short-Term Investment 55,453 1 .3
Total investments $ 4,259,239 100 .0%

Artisan Partners Funds
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
BRL $ 45,925 1 .1%
CAD 231,454 5 .4
CHF 164,114 3 .9
DKK 259,632 6 .1
EUR 447,811 10 .5
GBP 860,875 20 .2
ILS 42,519 1 .0
INR 29,811 0 .7
JPY 745,653 17 .5
KRW 3,336 0 .1
MXN 22,793 0 .5
NOK 32,781 0 .8
SEK 155,355 3 .6
USD 1,217,180 28 .6
Total investments $ 4,259,239 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL VALUE FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Sodexo SA (Registered shares)
9/4/2020
$ 46,862
$ 60,753
0.2%
Voussoir RE Ltd. (Preferred Shares)
1/13/2023
100,000
146,680
0.4%
Shares
Held Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 84.1%
BELGIUM - 0.9%
Groupe Bruxelles Lambert NV 4,584 $ 313,612
BERMUDA - 0.4%
Voussoir RE Ltd. (Preferred Shares)
(1)(2)(3) *
1 146,680
BRAZIL - 1.0%
Pluxee NV 12,026 233,149
Telefonica Brasil SA, ADR 16,476 124,397
357,546
CANADA - 3.7%
Alimentation Couche-Tard, Inc. 10,737 595,448
Suncor Energy, Inc. 18,914 675,154
1,270,602
CHINA - 2.8%
Alibaba Group Holding Ltd. 74,585 791,302
Anhui Conch Cement Co. Ltd., Class H 45,941 117,594
Hengan International Group Co. Ltd. 18,296 52,886
961,782
FINLAND - 1.7%
Nokia OYJ, ADR 80,868 358,244
Nokia OYJ
(1)
47,841 211,369
569,613
FRANCE - 9.1%
Capgemini SE 2,059 337,357
Danone SA
(1)
22,225 1,499,173
Safran SA 4,152 912,216
Sodexo SA 3,433 282,846
Sodexo SA (Registered shares)
(1)(3)
737 60,753
3,092,345
GERMANY - 2.8%
Brenntag SE
(1)(4)
11,375 681,982
Fresenius Medical Care AG
(1)
6,116 278,464
960,446
INDIA - 3.8%
HCL Technologies Ltd. 57,528 1,288,402
IRELAND - 1.9%
Ryanair Holdings plc 1,846 36,448
Ryanair Holdings plc, Equity-Linked Security
(1)(5)(6) *
31,417 620,444
656,892
JAPAN - 1.4%
Nintendo Co. Ltd.
(1)
2,170 126,417
Seven & i Holdings Co. Ltd.
(1)
22,421 351,471
477,888
MEXICO - 0.5%
Gruma SAB de CV, Class B 10,400 162,279
NETHERLANDS - 4.7%
Koninklijke Philips NV
(4) *
48,484 1,225,432
Universal Music Group NV 15,339 392,777
1,618,209
SOUTH KOREA - 4.9%
NAVER Corp.
(1) *
2,211 298,461
Samsung Electronics Co. Ltd.
(1)
27,531 993,540
Samsung Electronics Co. Ltd. (Preference)
(1)
12,354 370,476
1,662,477
Shares
Held Value
SWITZERLAND - 15.4%
ABB Ltd.
(1)
27,132 1,459,450
Barry Callebaut AG
(1)(4)
372 493,405
Cie Financiere Richemont SA
(1)
4,576 695,495
DSM-Firmenich AG 2,446 247,585
Novartis AG
(1)
12,383 1,205,098
UBS Group AG
(1)
37,655 1,148,241
5,249,274
UNITED KINGDOM - 15.6%
Associated British Foods plc 20,491 524,074
Berkeley Group Holdings plc
(4)
5,739 280,183
Compass Group plc 26,939 897,769
Lloyds Banking Group plc 1,000,665 686,246
Pearson plc 30,892 495,799
RELX plc 20,925 950,633
Unilever plc 26,026 1,481,852
5,316,556
UNITED STATES - 13.5%
Arch Capital Group Ltd. 16,939 1,564,363
CNH Industrial NV 24,620 278,946
Garmin Ltd. 4,365 900,387
Holcim AG
(1)
8,174 783,779
Sensata Technologies Holding plc
(4)
9,305 254,946
Willis Towers Watson plc 2,698 845,191
4,627,612
Total common stocks and equity-linked security
(
Cost
$20,794,910) 28,732,215
SHORT-TERM INVESTMENT - 13.9%
INVESTMENT COMPANY - 13.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional
Class, 4.34%
(7)
(Cost $4,754,495)
4,754,495 4,754,495
MISCELLANEOUS SECURITIES - 1.2%
(8)
Total Miscellaneous Securities
(Cost $441,241) 411,160
T otal investments - 99.2%
(Cost $25,990,646 ) 33,897,870
Other assets less liabilities - 0.8% 266,170
Total net assets - 100.0%
#
$34,164,040
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $11,530,856, or 33.8% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Security is restricted.
(4)
Affiliated company as defined under the Investment Company Act of 1940.

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Ryanair Holdings plc, Equity-Linked
Security
11/14/2013 - 11/6/2024
$ 488,790
$ 620,444
1.8%
(5)
Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.
(6)
Security is an equity-linked security issued by HSBC Bank plc. Eequity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(7)
Represents the current yield as of December 31, 2024.
(8)
Represents unrestricted previously undisclosed common stocks which the Fund has held for less than one year. One or more securities valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 942,052 2 .8%
Consumer Discretionary 4,404,534 13 .0
Consumer Staples 5,160,588 15 .2
Energy 675,154 2 .0
Financials 4,937,482 14 .6
Health Care 2,708,994 8 .0
Industrials 5,195,065 15 .3
Information Technology 3,559,388 10 .5
Materials 1,148,958 3 .4
Miscellaneous  Securities 411,160 1 .2
Short-Term Investment 4,754,495 14 .0
Total investments $ 33,897,870 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CAD $ 1,270,602 3 .7%
CHF 5,785,468 17 .1
EUR 6,713,163 19 .8
GBP 5,621,558 16 .6
HKD 961,782 2 .8
INR 1,288,402 3 .8
JPY 477,888 1 .4
KRW 1,768,635 5 .2
MXN 162,279 0 .5
USD 9,848,093 29 .1
Total investments $ 33,897,870 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN MID CAP FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 98.1%
BANKS - 0 .4%
NU Holdings Ltd., Class A
(1) *
1,388 $ 14,379
BIOTECHNOLOGY - 12 .3%
Argenx SE, ADR
(1) *
335 206,166
Ascendis Pharma A/S, ADR
(1) *
969 133,371
Exact Sciences Corp.
*
485 27,258
Insmed, Inc.
*
755 52,129
Twist Bioscience Corp.
*
1,056 49,059
Veracyte, Inc.
*
960 38,033
506,016
CAPITAL MARKETS - 5 .2%
Ares Management Corp., Class A 244 43,264
LPL Financial Holdings, Inc. 120 39,259
Robinhood Markets, Inc., Class A
*
1,318 49,121
Tradeweb Markets, Inc., Class A 635 83,128
214,772
COMMUNICATIONS EQUIPMENT - 1 .5%
Arista Networks, Inc.
*
554 61,225
CONSTRUCTION & ENGINEERING - 2 .8%
API Group Corp.
*
970 34,877
Quanta Services, Inc. 258 81,490
116,367
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .2%
US Foods Holding Corp.
*
714 48,155
DIVERSIFIED CONSUMER SERVICES - 0 .5%
Bright Horizons Family Solutions, Inc.
*
193 21,432
ELECTRICAL EQUIPMENT - 2 .1%
Hubbell, Inc., Class B 156 65,491
Vertiv Holdings Co., Class A 183 20,790
86,281
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1 .0%
Coherent Corp.
*
408 38,682
ENTERTAINMENT - 9 .6%
Liberty Media Corp-Liberty Formula One, Class C
*
990 91,726
Live Nation Entertainment, Inc.
*
737 95,448
Spotify Technology SA
*
389 174,232
Take-Two Interactive Software, Inc.
*
186 34,168
395,574
GROUND TRANSPORTATION - 1 .9%
Saia, Inc.
*
170 77,415
HEALTH CARE EQUIPMENT & SUPPLIES - 3 .5%
Dexcom, Inc.
*
593 46,155
Insulet Corp.
*
163 42,585
iRhythm Technologies, Inc.
*
623 56,173
144,913
HEALTH CARE TECHNOLOGY - 1 .2%
Veeva Systems, Inc., Class A
*
230 48,263
HOTELS, RESTAURANTS & LEISURE - 4 .0%
Chipotle Mexican Grill, Inc., Class A
*
1,217 73,370
DoorDash, Inc., Class A
*
388 65,116
Shares
Held Value
HOTELS, RESTAURANTS & LEISURE (continued)
Wingstop, Inc. 86 $ 24,534
163,020
HOUSEHOLD DURABLES - 0 .6%
NVR, Inc.
*
3 24,627
INSURANCE - 0 .7%
Arthur J Gallagher & Co. 106 30,120
IT SERVICES - 3 .1%
GoDaddy, Inc., Class A
*
200 39,440
Shopify, Inc., Class A
(1) *
807 85,814
125,254
LIFE SCIENCES TOOLS & SERVICES - 4 .9%
Illumina, Inc.
*
303 40,506
West Pharmaceutical Services, Inc. 486 159,227
199,733
MACHINERY - 4 .5%
Fortive Corp. 517 38,760
Ingersoll Rand, Inc. 427 38,620
Westinghouse Air Brake Technologies Corp. 221 41,883
Xylem, Inc. 553 64,171
183,434
PROFESSIONAL SERVICES - 3 .5%
Equifax, Inc. 210 53,629
Parsons Corp.
*
499 46,055
Verisk Analytics, Inc., Class A 154 42,350
142,034
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1 .4%
CBRE Group, Inc., Class A
*
439 57,666
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8 .7%
Lattice Semiconductor Corp.
*
1,840 104,208
MACOM Technology Solutions Holdings, Inc.
*
500 64,903
Marvell Technology, Inc. 635 70,172
Monolithic Power Systems, Inc. 101 59,724
Onto Innovation, Inc.
*
343 57,246
356,253
SOFTWARE - 17 .2%
Atlassian Corp., Class A
*
470 114,481
CCC Intelligent Solutions Holdings, Inc.
*
4,889 57,345
Datadog, Inc., Class A
*
528 75,516
Gitlab, Inc., Class A
*
861 48,527
Guidewire Software, Inc.
*
122 20,527
HubSpot, Inc.
*
99 69,299
Nutanix, Inc., Class A
*
479 29,292
Samsara, Inc., Class A
*
568 24,825
Synopsys, Inc.
*
133 64,326
Tyler Technologies, Inc.
*
262 150,886
Zscaler, Inc.
*
278 50,189
705,213
SPECIALTY RETAIL - 2 .5%
AutoZone, Inc.
*
17 54,466
Best Buy Co., Inc. 221 18,960
Dick's Sporting Goods, Inc. 131 29,948
103,374

Artisan Partners Funds
Security
Country
Trading
Currency
Argenx SE
Netherlands
USD
Ascendis Pharma A/S
Denmark
USD
NU Holdings Ltd.
Brazil
USD
Shopify, Inc.
Canada
USD
Shares
Held Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1 .5%
Pure Storage, Inc., Class A
*
1,008 $ 61,934
TEXTILES, APPAREL & LUXURY GOODS - 1 .7%
Deckers Outdoor Corp.
*
351 71,264
TRADING COMPANIES & DISTRIBUTORS - 0 .6%
Ferguson Enterprises, Inc. 150 25,962
Total common stocks
(
Cost
$2,496,458) 4,023,362
SHORT-TERM INVESTMENT - 2.1%
INVESTMENT COMPANY - 2.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(2)
(Cost $87,264)
87,264 87,264
Total investments - 100.2%
(Cost $2,583,722) 4,110,626
Other assets less liabilities - (0.2%) (7,614)
Total net assets - 100.0%
#
$ 4,103,012
(1)
The Fund considers the company to be from outside the United States.
(2)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 395,574 9 .6%
Consumer Discretionary 383,716 9 .3
Consumer Staples 48,155 1 .2
Financials 259,272 6 .3
Health Care 898,925 21 .9
Industrials 631,492 15 .4
Information Technology 1,348,562 32 .8
Real Estate 57,666 1 .4
Short-Term Investment 87,264 2 .1
Total investments $ 4,110,626 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN MID CAP VALUE FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 97.1%
AIR FREIGHT & LOGISTICS - 1 .8%
Expeditors International of Washington, Inc. 181 $ 20,089
AUTOMOBILE COMPONENTS - 1 .9%
BorgWarner, Inc. 197 6,279
Gentex Corp. 501 14,404
20,683
BANKS - 7 .6%
Fifth Third Bancorp 334 14,132
First Citizens BancShares, Inc., Class A 20 42,303
M&T Bank Corp. 67 12,647
WaFd, Inc. 445 14,335
83,417
CAPITAL MARKETS - 1 .2%
Moelis & Co., Class A 171 12,666
CONSUMER STAPLES DISTRIBUTION & RETAIL - 5 .1%
Dollar General Corp. 132 10,044
Kroger Co. (The) 447 27,360
Sysco Corp. 240 18,350
55,754
DISTRIBUTORS - 2 .6%
Genuine Parts Co. 69 8,066
LKQ Corp. 555 20,409
28,475
ELECTRIC UTILITIES - 4 .8%
Alliant Energy Corp. 413 24,425
OGE Energy Corp. 691 28,488
52,913
ELECTRICAL EQUIPMENT - 1 .6%
nVent Electric plc 257 17,542
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3 .0%
Vontier Corp. 914 33,319
ENERGY EQUIPMENT & SERVICES - 1 .9%
NOV, Inc. 1,440 21,020
ENTERTAINMENT - 3 .8%
Electronic Arts, Inc. 147 21,519
Warner Music Group Corp., Class A 633 19,616
41,135
FINANCIAL SERVICES - 2 .3%
Corebridge Financial, Inc. 831 24,879
FOOD PRODUCTS - 2 .1%
Tyson Foods, Inc., Class A 410 23,553
GROUND TRANSPORTATION - 3 .2%
U-Haul Holding Co. 549 35,138
HEALTH CARE EQUIPMENT & SUPPLIES - 3 .9%
Baxter International, Inc. 891 25,974
Dentsply Sirona, Inc. 879 16,680
42,654
HEALTH CARE PROVIDERS & SERVICES - 4 .1%
Centene Corp.
*
353 21,407
Shares
Held Value
HEALTH CARE PROVIDERS & SERVICES (continued)
Humana, Inc. 92 $ 23,441
44,848
HOTELS, RESTAURANTS & LEISURE - 8 .0%
Expedia Group, Inc.
*
177 33,029
Marriott International, Inc., Class A 41 11,448
MGM Resorts International
*
478 16,577
Vail Resorts, Inc. 143 26,803
87,857
INDUSTRIAL REITS - 0 .2%
Lineage, Inc. 36 2,107
INSURANCE - 4 .3%
Arch Capital Group Ltd. 169 15,603
Globe Life, Inc. 282 31,395
46,998
INTERACTIVE MEDIA & SERVICES - 1 .5%
IAC, Inc.
*
373 16,096
LEISURE PRODUCTS - 1 .9%
Polaris, Inc. 365 21,055
LIFE SCIENCES TOOLS & SERVICES - 6 .1%
Bio-Rad Laboratories, Inc., Class A
*
61 20,076
ICON plc
*
79 16,565
Waters Corp.
*
81 29,876
66,517
MACHINERY - 1 .9%
Otis Worldwide Corp. 224 20,787
MEDIA - 5 .9%
Cable One, Inc. 61 22,067
News Corp., Class A 838 23,079
Omnicom Group, Inc. 229 19,702
64,848
PROFESSIONAL SERVICES - 2 .8%
Genpact Ltd. 704 30,244
RETAIL REITS - 1 .9%
NNN REIT, Inc. 516 21,084
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .5%
Analog Devices, Inc. 128 27,165
SOFTWARE - 2 .5%
Check Point Software Technologies Ltd.
(1) *
125 23,332
Dolby Laboratories, Inc., Class A 55 4,291
27,623
SPECIALIZED REITS - 4 .8%
Lamar Advertising Co., Class A 278 33,892
Public Storage 61 18,344
52,236
SPECIALTY RETAIL - 1 .9%
Asbury Automotive Group, Inc.
*
84 20,515
Vitamin Oldco Holdings, Inc. (escrow shares)
(2)(3) *
220 —
20,515
Total common stocks
(
Cost
$743,148) 1,063,217

Artisan Partners Funds
Security
Country
Trading
Currency
Check Point Software Technologies Ltd.
Israel
USD
Shares
Held Value
SHORT-TERM INVESTMENT - 2.0%
INVESTMENT COMPANY - 2.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(4)
(Cost $21,647)
21,647 $ 21,647
Total investments - 99.1%
(Cost $764,795) 1,084,864
Other assets less liabilities - 0.9% 9,560
Total net assets - 100.0%
#
$ 1,094,424
(1)
The Fund considers the company to be from outside the United States.
(2)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (2) and (3) in the accompanying notes.
(3)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 122,079 11 .2%
Consumer Discretionary 178,584 16 .5
Consumer Staples 79,307 7 .3
Energy 21,020 1 .9
Financials 167,959 15 .5
Health Care 154,020 14 .2
Industrials 123,800 11 .4
Information Technology 88,108 8 .1
Real Estate 75,427 7 .0
Utilities 52,913 4 .9
Short-Term Investment 21,647 2 .0
Total investments $ 1,084,864 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN SELECT EQUITY FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Security
Country
Trading
Currency
Alibaba Group Holding Ltd.
China
USD
Danone SA
France
EUR
Heidelberg Materials AG
Germany
EUR
Samsung Electronics Co. Ltd.
South Korea
KRW
Shares
Held Value
COMMON STOCKS - 91.3%
AUTOMOBILES - 1 .6%
Harley-Davidson, Inc. 26 $ 796
BANKS - 4 .0%
Citigroup, Inc. 29 2,053
BROADLINE RETAIL - 3 .0%
Alibaba Group Holding Ltd., ADR
(1)
18 1,543
CAPITAL MARKETS - 10 .4%
Bank of New York Mellon Corp. (The) 34 2,600
Charles Schwab Corp. (The) 37 2,709
5,309
CHEMICALS - 4 .2%
Axalta Coating Systems Ltd.
*
63 2,144
CONSTRUCTION MATERIALS - 5 .3%
Heidelberg Materials AG
(1)(2)
22 2,731
CONSUMER FINANCE - 5 .5%
American Express Co. 9 2,789
FINANCIAL SERVICES - 7 .0%
Berkshire Hathaway, Inc., Class B
*
6 2,796
PayPal Holdings, Inc.
*
9 795
3,591
FOOD PRODUCTS - 4 .3%
Danone SA
(1)(2)
32 2,185
HEALTH CARE PROVIDERS & SERVICES - 9 .1%
Elevance Health, Inc. 6 2,198
Henry Schein, Inc.
*
35 2,446
4,644
HOTELS, RESTAURANTS & LEISURE - 5 .1%
Aramark 70 2,598
INSURANCE - 10 .7%
Aon plc, Class A 3 932
Everest Group Ltd. 2 775
Marsh & McLennan Cos., Inc. 8 1,669
Progressive Corp. (The) 9 2,109
5,485
INTERACTIVE MEDIA & SERVICES - 10 .7%
Alphabet, Inc., Class A 16 2,954
Meta Platforms, Inc., Class A 4 2,539
5,493
MACHINERY - 2 .9%
Snap-on, Inc. 4 1,472
PASSENGER AIRLINES - 2 .0%
Southwest Airlines Co. 30 1,018
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .3%
Lam Research Corp. 16 1,169
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3 .2%
Samsung Electronics Co. Ltd.
(1)(2)
45 1,625
Total common stocks
(
Cost
$33,593) 46,645
Shares
Held Value
SHORT-TERM INVESTMENT - 8.3%
INVESTMENT COMPANY - 8.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(3)
(Cost $4,247)
4,247 $ 4,247
Total investments - 99.6%
(Cost $37,840) 50,892
Other assets less liabilities - 0.4% 213
Total net assets - 100.0%
#
$ 51,105
(1)
The Fund considers the company to be from outside the United States.
(2)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,541, or 12.8% of total net assets. See notes (2) and (3) in the accompanying notes.
(3)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 5,493 10 .8%
Consumer Discretionary 4,937 9 .7
Consumer Staples 2,185 4 .3
Financials 19,226 37 .8
Health Care 4,644 9 .1
Industrials 2,490 4 .9
Information Technology 2,795 5 .5
Materials 4,875 9 .6
Short-Term Investment 4,247 8 .3
Total investments $ 50,892 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
EUR $ 4,916 9 .7%
KRW 1,625 3 .2
USD 44,351 87 .1
Total investments $ 50,892 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,588 CNH 11,429 JPM 12/17/2025 $ —
^
Total unrealized appreciation –
CNH 1,043 USD 146 JPM 12/17/2025 (1)
Total unrealized depreciation (1)
Net unrealized depreciation $ (1)
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN SMALL CAP FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 97.1%
AEROSPACE & DEFENSE - 1 .2%
Kratos Defense & Security Solutions, Inc.
*
249 $ 6,581
Loar Holdings, Inc.
*
121 8,926
15,507
AUTOMOBILE COMPONENTS - 2 .2%
Modine Manufacturing Co.
*
242 28,093
BEVERAGES - 2 .5%
Celsius Holdings, Inc.
*
330 8,686
Vita Coco Co., Inc. (The)
*
633 23,378
32,064
BIOTECHNOLOGY - 15 .8%
Ascendis Pharma A/S, ADR
(1) *
391 53,894
Denali Therapeutics, Inc.
*
136 2,780
Exact Sciences Corp.
*
201 11,297
Halozyme Therapeutics, Inc.
*
578 27,629
Insmed, Inc.
*
223 15,383
Iovance Biotherapeutics, Inc.
*
1,886 13,959
Twist Bioscience Corp.
*
775 36,019
Veracyte, Inc.
*
1,137 45,033
205,994
BUILDING PRODUCTS - 1 .0%
Trex Co., Inc.
*
195 13,474
CAPITAL MARKETS - 3 .1%
Hamilton Lane, Inc., Class A 111 16,419
MarketAxess Holdings, Inc. 103 23,370
39,789
COMMERCIAL SERVICES & SUPPLIES - 1 .0%
VSE Corp. 140 13,344
CONSTRUCTION & ENGINEERING - 1 .6%
MYR Group, Inc.
*
136 20,290
DIVERSIFIED CONSUMER SERVICES - 0 .5%
Bright Horizons Family Solutions, Inc.
*
60 6,688
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4 .9%
Flex Ltd.
*
861 33,040
Novanta, Inc.
*
204 31,172
64,212
GROUND TRANSPORTATION - 1 .9%
Saia, Inc.
*
55 25,021
HEALTH CARE EQUIPMENT & SUPPLIES - 6 .9%
Inspire Medical Systems, Inc.
*
94 17,474
Integer Holdings Corp.
*
72 9,583
iRhythm Technologies, Inc.
*
215 19,381
Lantheus Holdings, Inc.
*
142 12,665
Penumbra, Inc.
*
69 16,487
PROCEPT BioRobotics Corp.
*
178 14,360
89,950
HEALTH CARE PROVIDERS & SERVICES - 0 .8%
HealthEquity, Inc.
*
108 10,346
HOTELS, RESTAURANTS & LEISURE - 0 .6%
Dutch Bros, Inc., Class A
*
149 7,796
Shares
Held Value
HOUSEHOLD DURABLES - 3 .6%
Installed Building Products, Inc. 69 $ 12,077
SharkNinja, Inc.
*
272 26,487
Smith Douglas Homes Corp.
*
342 8,759
47,323
LIFE SCIENCES TOOLS & SERVICES - 3 .7%
Repligen Corp.
*
172 24,766
Stevanato Group SpA
(1)
1,052 22,927
47,693
MACHINERY - 5 .3%
Flowserve Corp. 169 9,748
John Bean Technologies Corp. 159 20,245
SPX Technologies, Inc.
*
264 38,357
68,350
PROFESSIONAL SERVICES - 3 .8%
Dayforce, Inc.
*
407 29,577
Parsons Corp.
*
215 19,804
49,381
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1 .4%
Colliers International Group, Inc.
(1)
137 18,664
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11 .1%
Allegro MicroSystems, Inc.
(1) *
588 12,854
Astera Labs, Inc.
*
92 12,191
Lattice Semiconductor Corp.
*
961 54,442
MACOM Technology Solutions Holdings, Inc.
*
342 44,374
Onto Innovation, Inc.
*
123 20,566
144,427
SOFTWARE - 20 .1%
CCC Intelligent Solutions Holdings, Inc.
*
2,565 30,084
Clearwater Analytics Holdings, Inc., Class A
*
1,051 28,932
Confluent, Inc., Class A
*
435 12,160
Elastic NV
*
135 13,400
Freshworks, Inc., Class A
*
419 6,778
Gitlab, Inc., Class A
*
406 22,902
Guidewire Software, Inc.
*
354 59,672
Intapp, Inc.
*
382 24,456
Procore Technologies, Inc.
*
387 29,026
ServiceTitan, Inc., Class A
*
69 7,132
Workiva, Inc., Class A
*
246 26,886
261,428
TEXTILES, APPAREL & LUXURY GOODS - 1 .3%
Crocs, Inc.
*
158 17,272
TRADING COMPANIES & DISTRIBUTORS - 2 .8%
Applied Industrial Technologies, Inc. 101 24,075
SiteOne Landscape Supply, Inc.
*
91 11,963
36,038
Total common stocks
(
Cost
$933,532) 1,263,144
SHORT-TERM INVESTMENT - 2.5%
INVESTMENT COMPANY - 2.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(2)(3)
(Cost $33,095)
33,095 33,095

Artisan Partners Funds
Security
Country
Trading
Currency
Allegro MicroSystems, Inc.
Japan
USD
Ascendis Pharma A/S
Denmark
USD
Colliers International Group, Inc.
Canada
USD
Stevanato Group SpA
Italy
USD
Shares
Held Value
Total investments - 99.6%
(Cost $966,627) $ 1,296,239
Other assets less liabilities - 0.4% 5,829
Total net assets - 100.0%
#
$ 1,302,068
(1)
The Fund considers the company to be from outside the United States.
(2)
Security is partially used as collateral for securities lending. At December 31, 2024, the Fund had loaned securities with a total value of $6,306. This was collateralized by cash of $6,498 which was subsequently invested in an investment company.
(3)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Consumer Discretionary $ 107,172 8 .3%
Consumer Staples 32,064 2 .5
Financials 39,788 3 .1
Health Care 353,982 27 .3
Industrials 241,406 18 .6
Information Technology 470,068 36 .3
Real Estate 18,664 1 .4
Short-Term Investment 33,095 2 .5
Total investments $ 1,296,239 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN SUSTAINABLE EMERGING MARKETS FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 98.0%
ARGENTINA - 2.2%
Vista Energy SAB de CV, ADR
*
67 $ 3,629
BRAZIL - 8.0%
GPS Participacoes e Empreendimentos SA
(1)(2)
769 1,744
Itau Unibanco Holding SA (Preference)
(2)
496 2,468
MercadoLibre, Inc.
*
3 5,382
Vale SA
(2)
201 1,778
Vivara Participacoes SA
(2)
245 756
VTEX, Class A
*
163 960
13,088
CHINA - 17.2%
Alibaba Group Holding Ltd. 506 5,373
Baidu, Inc., Class A
*
125 1,328
China Traditional Chinese Medicine Holdings Co. Ltd.
*
4,713 1,402
Estun Automation Co. Ltd., Class A 1,537 3,897
NIO, Inc., ADR
(3) *
97 425
Prosus NV 122 4,856
Trip.com Group Ltd.
*
55 3,856
Wuxi Biologics Cayman, Inc.
(4) *
1,072 2,422
Zhuzhou CRRC Times Electric Co. Ltd., Class H 1,133 4,786
28,345
EGYPT - 0.7%
Commercial International Bank - Egypt (CIB), GDR
(4)
741 1,099
GEORGIA - 0.5%
Bank of Georgia Group plc 15 865
GREECE - 2.2%
Alpha Services and Holdings SA 850 1,424
Metlen Energy & Metals SA 63 2,192
3,616
HONG KONG - 1.4%
AIA Group Ltd. 312 2,261
INDIA - 11.1%
Dabur India Ltd. 235 1,391
Havells India Ltd. 161 3,142
ICICI Bank Ltd. 460 6,882
Infosys Ltd. 121 2,649
Reliance Industries Ltd. 290 4,111
18,175
INDONESIA - 1.7%
Bank Rakyat Indonesia Persero Tbk. PT
(2)
6,237 1,574
Indofood CBP Sukses Makmur Tbk. PT
(2)
1,620 1,147
2,721
KAZAKHSTAN - 1.6%
Kaspi.KZ JSC, ADR
(4)
29 2,708
MALAYSIA - 1.7%
Frontken Corp. Bhd. 1,532 1,528
MR DIY Group M Bhd.
(4)
3,061 1,266
2,794
MEXICO - 2.7%
Cemex SAB de CV 2,391 1,342
Gentera SAB de CV 2,044 2,354
Prologis Property Mexico SA de CV, REIT 282 781
4,477
PANAMA - 1.0%
Copa Holdings SA, Class A 19 1,665
Shares
Held Value
PERU - 1.7%
Credicorp Ltd. 15 $ 2,754
POLAND - 1.5%
InPost SA
*
148 2,523
RUSSIA - 0.0%
Sberbank of Russia PJSC
(2)(5)(6) *
265 —
SINGAPORE - 0.7%
Sea Ltd., ADR
*
11 1,116
SOUTH AFRICA - 2.8%
FirstRand Ltd. 719 2,896
MTN Group Ltd. 365 1,779
4,675
SOUTH KOREA - 9.6%
Cosmax, Inc.
(2) *
19 1,956
Doosan Enerbility Co. Ltd.
(2) *
139 1,633
HD Hyundai Electric Co. Ltd.
(2)
5 1,333
Kia Corp.
(2)
34 2,321
LG Energy Solution Ltd.
(2) *
4 921
Samsung Biologics Co. Ltd.
(2)(4) *
5 3,448
Shinhan Financial Group Co. Ltd.
(2)
35 1,108
SK Hynix, Inc.
(2)
27 3,038
15,758
TAIWAN - 22.2%
E Ink Holdings, Inc. 718 5,981
MediaTek, Inc. 142 6,120
Taiwan Semiconductor Manufacturing Co. Ltd. 746 24,450
36,551
THAILAND - 0.6%
Bangkok Bank PCL
(2)
243 1,076
TURKEY - 0.6%
BIM Birlesik Magazalar A/S 66 991
UNITED ARAB EMIRATES - 1.5%
ADNOC Logistics & Services 960 1,420
Borouge plc 1,516 990
2,410
UNITED KINGDOM - 0.7%
Anglogold Ashanti plc 48 1,098
UNITED STATES - 1.6%
Globant SA
*
12 2,565
VIETNAM - 2.5%
Vietnam Technological & Commercial Joint Stock Bank 4,211 4,073
Total common stocks
(
Cost
$128,176) 161,033
SHORT-TERM INVESTMENT - 2.5%
2
INVESTMENT COMPANY - 2.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(7)(8)
(Cost $4,049)
4,049 4,049

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Sberbank of Russia PJSC
1/8/2019 - 3/25/2020
$ 772
$ –
0.0%
Shares
Held Value
Total investments - 100.5%
(Cost $132,225) $ 165,082
Other assets less liabilities - (0.5)% (774)
Total net assets - 100.0%
#
$ 164,308
(1)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $26,301, or 16.0% of total net assets. See notes (2) and (3) in the accompanying notes.
(3)
All or a portion of security is on loan at December 31, 2024.
(4)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024,
the value of these securities was $10,943 or 6.7% of net assets.
(5)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)
Security is restricted.
(7)
Security is partially used as collateral for securities lending. At December 31, 2024, the Fund had loaned securities with a total value of $235. This was collateralized by cash of $243 which was subsequently invested in an investment company.
(8)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 5,183 3 .1%
Consumer Discretionary 24,235 14 .7
Consumer Staples 5,485 3 .3
Energy 9,160 5 .5
Financials 33,542 20 .3
Health Care 7,272 4 .4
Industrials 25,364 15 .4
Information Technology 44,803 27 .1
Materials 5,208 3 .2
Real Estate 781 0 .5
Short-Term Investment 4,049 2 .5
Total investments $ 165,082 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
AED $ 2,410 1 .5%
BRL 6,746 4 .1
CNY 3,897 2 .4
EUR 10,995 6 .7
GBP 865 0 .5
HKD 21,428 13 .0
IDR 2,721 1 .6
INR 18,175 11 .0
KRW 15,758 9 .5
MXN 4,477 2 .7
MYR 2,794 1 .7
THB 1,076 0 .7
TRY 991 0 .6
TWD 36,551 22 .1
USD 27,450 16 .6
VND 4,073 2 .5
ZAR 4,675 2 .8
Total investments $ 165,082 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN VALUE FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Security
Country
Trading
Currency
Airbus SE
France
EUR
Compass Group plc
United Kingdom
GBP
Diageo plc
United Kingdom
GBP
Heineken Holding NV
Netherlands
EUR
Kerry Group plc
Ireland
EUR
Koninklijke Philips NV
Netherlands
EUR
NXP Semiconductors NV
China
USD
Safran SA
France
EUR
Shares
Held Value
COMMON STOCKS - 97.9%
AEROSPACE & DEFENSE - 5 .1%
Airbus SE
(1)
53 $ 8,510
Safran SA
(1)
35 7,763
16,273
AIR FREIGHT & LOGISTICS - 3 .4%
United Parcel Service, Inc., Class B 88 11,095
BANKS - 9 .4%
Bank of America Corp. 167 7,346
PNC Financial Services Group, Inc. (The) 35 6,798
US Bancorp 172 8,225
Wells Fargo & Co. 113 7,955
30,324
BEVERAGES - 6 .5%
Diageo plc
(1)
325 10,314
Heineken Holding NV
(1)
176 10,545
20,859
CAPITAL MARKETS - 7 .6%
CME Group, Inc. 35 8,230
Goldman Sachs Group, Inc. (The) 16 8,936
Morgan Stanley 58 7,325
24,491
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .9%
Dollar General Corp. 37 2,794
ENERGY EQUIPMENT & SERVICES - 2 .5%
Schlumberger NV 208 7,977
ENTERTAINMENT - 4 .1%
Electronic Arts, Inc. 46 6,689
Walt Disney Co. (The) 60 6,683
13,372
FINANCIAL SERVICES - 10 .4%
Berkshire Hathaway, Inc., Class B
*
11 4,944
Fiserv, Inc.
*
42 8,596
PayPal Holdings, Inc.
*
145 12,335
Visa, Inc., Class A 24 7,633
33,508
FOOD PRODUCTS - 3 .4%
Kerry Group plc, Class A
(1)
112 10,823
HEALTH CARE EQUIPMENT & SUPPLIES - 6 .1%
Baxter International, Inc. 238 6,950
Koninklijke Philips NV
(1) *
260 6,570
Medtronic plc 78 6,197
19,717
HEALTH CARE PROVIDERS & SERVICES - 4 .6%
Cigna Group (The) 26 7,184
Humana, Inc. 30 7,634
14,818
HOTELS, RESTAURANTS & LEISURE - 6 .3%
Booking Holdings, Inc. 2 8,148
Compass Group plc
(1)
270 9,000
Marriott International, Inc., Class A 11 3,051
20,199
Shares
Held Value
INSURANCE - 2 .1%
Arch Capital Group Ltd. 72 $ 6,644
INTERACTIVE MEDIA & SERVICES - 7 .6%
Alphabet, Inc., Class C 63 12,008
Meta Platforms, Inc., Class A 21 12,488
24,496
MEDIA - 2 .6%
Comcast Corp., Class A 225 8,452
OIL, GAS & CONSUMABLE FUELS - 4 .5%
Diamondback Energy, Inc. 30 4,914
EOG Resources, Inc. 79 9,639
14,553
PHARMACEUTICALS - 2 .1%
Merck & Co., Inc. 68 6,755
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .8%
NXP Semiconductors NV
(1)
21 4,391
Texas Instruments, Inc. 42 7,907
12,298
TOBACCO - 4 .9%
Altria Group, Inc. 109 5,708
Philip Morris International, Inc. 84 10,159
15,867
Total common stocks
(
Cost
$217,694) 315,315
SHORT-TERM INVESTMENT - 2.0%
INVESTMENT COMPANY - 2.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(2)
(Cost $6,484)
6,484 6,484
Total investments - 99.9%
(Cost $224,178) 321,799
Other assets less liabilities - 0.1% 329
Total net assets - 100.0%
#
$ 322,128
(1)
The Fund considers the company to be from outside the United States.
(2)
Represents the current yield as of December 31, 2024.

Artisan Partners Funds
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 46,320 14 .4%
Consumer Discretionary 20,199 6 .3
Consumer Staples 50,342 15 .7
Energy 22,531 7 .0
Financials 94,968 29 .5
Health Care 41,289 12 .8
Industrials 27,368 8 .5
Information Technology 12,298 3 .8
Short-Term Investment 6,484 2 .0
Total investments $ 321,799 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
EUR $ 44,211 13 .7%
GBP 19,314 6 .0
USD 258,274 80 .3
Total investments $ 321,799 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN VALUE INCOME FUND
Schedule of Investments — December 31, 2024 (Unaudited)
Principal amount, shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 90.8%
AEROSPACE & DEFENSE - 1 .0%
Airbus SE
(1)
1 $ 156
AIR FREIGHT & LOGISTICS - 2 .0%
United Parcel Service, Inc., Class B 3 320
AIRLINES - 2 .1%
Ryanair Holdings plc, Equity-Linked Security
(1)(2)(3)(4)
*
16 324
BANKS - 8 .2%
Bank of America Corp. 7 290
Fifth Third Bancorp 3 127
M&T Bank Corp. 1 144
PNC Financial Services Group, Inc. (The) 1 228
US Bancorp 4 169
Wells Fargo & Co. 5 329
1,287
BEVERAGES - 5 .8%
Coca-Cola Co. (The) 4 235
Diageo plc
(1)
10 323
Heineken Holding NV
(1)
6 357
915
CAPITAL MARKETS - 5 .3%
CME Group, Inc. 1 238
Goldman Sachs Group, Inc. (The)
–
^
186
Moelis & Co., Class A 2 149
Morgan Stanley 2 250
823
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .2%
Sysco Corp. 3 195
DISTRIBUTORS - 1 .9%
Genuine Parts Co. 1 87
LKQ Corp. 6 210
297
ELECTRIC UTILITIES - 9 .6%
Alliant Energy Corp. 5 309
Evergy, Inc. 4 265
IDACORP, Inc. 2 206
OGE Energy Corp. 9 354
PPL Corp. 12 374
1,508
ELECTRICAL EQUIPMENT - 0 .8%
nVent Electric plc 2 123
ENERGY EQUIPMENT & SERVICES - 1 .4%
Schlumberger NV 6 225
ENTERTAINMENT - 1 .5%
Warner Music Group Corp., Class A 8 242
FINANCIAL SERVICES - 3 .3%
Corebridge Financial, Inc. 10 284
Visa, Inc., Class A 1 235
519
FOOD PRODUCTS - 3 .6%
Kerry Group plc, Class A
(1)
3 258
Shares
Held Value
FOOD PRODUCTS (continued)
Tyson Foods, Inc., Class A 5 $ 300
558
GAS UTILITIES - 1 .1%
Atmos Energy Corp. 1 167
HEALTH CARE EQUIPMENT & SUPPLIES - 5 .0%
Baxter International, Inc. 8 239
Koninklijke Philips NV
(1)
*
9 234
Medtronic plc 4 313
786
HEALTH CARE REITS - 1 .6%
Universal Health Realty Income Trust 7 243
HOTELS, RESTAURANTS & LEISURE - 5 .0%
Compass Group plc
(1)
8 265
MGM China Holdings Ltd.
(1)
191 244
Vail Resorts, Inc. 1 276
785
INDUSTRIAL REITS - 1 .3%
Lineage, Inc. 3 202
LEISURE PRODUCTS - 1 .9%
Polaris, Inc. 5 300
MACHINERY - 2 .1%
Otis Worldwide Corp. 4 334
MEDIA - 5 .3%
Cable One, Inc.
–
^
165
Comcast Corp., Class A
(5)
11 410
Omnicom Group, Inc. 3 252
827
OIL, GAS & CONSUMABLE FUELS - 4 .2%
Diamondback Energy, Inc. 2 247
EOG Resources, Inc. 3 411
658
PHARMACEUTICALS - 1 .9%
Merck & Co., Inc. 3 294
RETAIL REITS - 1 .5%
NNN REIT, Inc. 6 235
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1 .6%
Texas Instruments, Inc. 1 249
SPECIALIZED REITS - 5 .0%
Lamar Advertising Co., Class A 5 576
Public Storage 1 203
779
TOBACCO - 5 .6%
Altria Group, Inc. 6 334
Philip Morris International, Inc.
(5)
5 545
879
Total common stocks and equity-linked security
(
Cost
$13,354) 14,230

Artisan Partners Funds
Security
Country
Trading
Currency
Airbus SE
France
EUR
Compass Group plc
United Kingdom
GBP
Diageo plc
United Kingdom
GBP
Heineken Holding NV
Netherlands
EUR
Kerry Group plc
Ireland
EUR
Koninklijke Philips NV
Netherlands
EUR
MGM China Holdings Ltd.
Macau
HKD
Ryanair Holdings plc, Equity-Linked Security
Ireland
USD
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Ryanair Holdings plc, Equity-Linked
Security
3/12/2024 - 10/22/2024
$ 296
$ 324
2.1%
Principal
Amount Value
CONVERTIBLE BONDS - 2.5%
MEDIA - 1 .1%
Cable One, Inc.
Zero Coupon, 3/15/2026 106 $ 98
1.13%, 3/15/2028 97 80
178
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .4%
Redwood Trust, Inc.
7.75%, 6/15/2027 215 211
Total convertible bonds
(
Cost
$394) 389
CORPORATE BONDS - 2.4%
BROADLINE RETAIL - 1 .3%
ANGI Group LLC
3.88%, 8/15/2028
(6)
228 203
MEDIA - 1 .1%
Cable One, Inc.
4.00%, 11/15/2030
(6)
209 175
Total corporate bonds
(
Cost
$362) 378
Shares
Held
PREFERRED STOCK - 1.8%
BANKS - 1 .8%
WaFd, Inc. Series A, 4.88%
(7)
(Cost $234) 17 289
CONVERTIBLE PREFERRED STOCK - 1.0%
AEROSPACE & DEFENSE - 1 .0%
Boeing Co. (The)
6.00%, 10/15/2027 (Cost $132) 3 152
SHORT-TERM INVESTMENT - 1.4%
INVESTMENT COMPANY - 1.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.34%
(8)
(Cost $226)
226 226
Total investments - 99.9%
(Cost $14,702) 15,664
WRITTEN OPTION CONTRACTS - (0.1)%
(Premiums received $(20)) (15)
Other assets less liabilities - 0.2% 31
Total net assets - 100.0%
#
$ 15,680
(1)
The Fund considers the company to be from outside the United States.
(2)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $324, or 2.1% of total net assets. See notes (2) and (3) in the accompanying notes.
(3)
Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.
(4)
Security is an equity-linked security issued by HSBC Bank plc. Eequity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)
At December 31, 2024, all or a portion of this security was pledged to cover collateral requirements for written options.
(6)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)
Perpetual security. The rate reflected was the rate in effect on December 31, 2024.
(8)
Represents the current yield as of December 31, 2024.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 1,422 9 .1%
Consumer Discretionary 1,585 10 .1
Consumer Staples 2,548 16 .3
Energy 883 5 .6
Financials 3,129 20 .0
Health Care 1,081 6 .9
Industrials 1,408 9 .0
Information Technology 249 1 .6
Real Estate 1,458 9 .3
Utilities 1,675 10 .7
Short-Term Investment 226 1 .4
Total investments $ 15,664 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
EUR $ 1,005 6 .4%
GBP 588 3 .7
HKD 244 1 .6
USD 13,827 88 .3
Total investments $ 15,664 100 .0%

Artisan Partners Funds
WRITTEN OPTION CONTRACTS
Dollar values in thousands except exercise price
Call Options
Number of
Contracts ‡ Description
Exercise
Price
Notional
Amount Expiration Date
Premiums Paid
(Received)
by Fund
Market
Value
Unrealized
Appreciation
(Depreciation)
8 Altria Group, Inc. $ 52.50 $ 42 03/21/25 $ (2) $ (2) $ –
^
8 Altria Group, Inc. 55.00 42 06/20/25 (2) (1) 1
7 Coca-Cola Co. (The) 67.50 44 06/20/25 (1) (1) –
2 Compass Group plc
(1)
GBP 26.00 67 06/20/25 (2) (4) (2)
7 Lamar Advertising Co. $ 134.75 85 01/17/25 (4) –
^
4
3 Morgan Stanley 150.00 38 06/20/25 (2) (1) 1
10 NNN REIT, Inc. 50.00 41 03/21/25 (1) –
^
1
3 Omnicom Group, Inc. 100.00 26 04/17/25 (2) –
^
2
5 Philip Morris International, Inc. 120.00 60 01/17/25 (3) (2) 1
1 Visa, Inc. 280.00 32 01/17/25 (1) (4) (3)
Total written option contracts $ – $ – $ –
Total written option contracts $ (20) $ (15) $ 5
(1)
One contract is equal to 1000 shares.
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN PARTNERS FUNDS
Notes to N-PORT Part F — December 31, 2024 (UNAUDITED)

Artisan Partners Funds
As of December 31, 2024, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of twenty-one series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial
Services – Investment Companies.
(1) Investments in Subsidiaries:
Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through investments in Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. and
Artisan Global Unconstrained Subsidiary Ltd., respectively, each a wholly owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each referred to herein as the “Subsidiary” or collectively the “Subsidiaries”). The consolidated Schedules of Investments include the holdings of each Fund and its Subsidiary. All intercompany transactions and balances have been eliminated. As of December 31, 2024, Artisan Emerging Markets Debt Opportunities Subsidiary
Ltd. had $7,787,942 in net assets, representing 9.78% of Emerging Markets Debt Opportunities Fund’s net assets and
Artisan Global Unconstrained Subsidiary Ltd. had $11,056,267 in net assets, representing 7.95% of Global Unconstrained
Fund’s net assets.
(2) Valuation:
The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of issuance of the Schedules of Investments was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.
In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) held by the Fund traded on a securities exchange, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Securities trading primarily outside the US may have fair value factors applied where the applicable trading market was closed or as a result of significant market movements following the close of local trading. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements and reverse repurchase agreements are valued at cost plus accrued interest. Exchange traded option contracts were valued at the mid price (average of
the
bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Derivatives (including centrally cleared swaps, total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the
Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) were valued at the latest net asset value reported by the investment company.
Fixed income securities, including loan participation notes, are fair valued using prices from the Funds’ pricing vendors. Such prices were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.
Rule 2a-5 under the 1940 Act (“Rule 2a-5”), established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are

Notes to N-PORT Part F

Artisan Partners Funds
not readily available. Separately, Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy compliant with Rule 2a-5 and Rule 31a-4 without resulting in a material impact to the Funds. Artisan Partners was designated by the board of directors as the valuation designee for the Funds pursuant to Rule 2a-5. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing a valuation committee to establish fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Procedures for Valuation of Portfolio Securities by Artisan Partners Limited Partnership and under the general oversight of Artisan Partners Funds’ board of directors. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices (unadjusted) in active markets for identical investments that a
Fund can access at the measurement date, and/or any such quotation is not deemed reliable.
When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the applicable Fund.
(3) Fair Value Measurements:
Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements.
In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an asset or purchasing a liability in an orderly transaction to/from an independent buyer/seller in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets is found in Note
(2). A description of the fair value leveling techniques is described below:
Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, treasury bills, other derivatives, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2.
Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.
The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2024 (in thousands). Refer to each Fund’s Schedule of Investments for industry or country classifications.

Notes to N-PORT Part F

Artisan Partners Funds
.
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Developing World
Assets Description
Common Stocks
Americas $ 1,253,398 $ – $ – $ 1,253,398
Emerging Markets 1,440,188 – – 1,440,188
Europe 324,260 – – 324,260
Pacific Basin 415,057 – – 415,057
Investment Company 110,672 – – 110,672
Total Assets 3,543,575 – – 3,543,575
Total Liabilities – – – –
Total 3,543,575 – – 3,543,575
0
Emerging Markets Debt Opportunities
Assets Description
Sovereign Government Bonds and Credit-Linked Notes – 47,208 811 48,019
Corporate Bonds – 14,552 – 14,552
Bank loans – – 1,971 1,971
Sovereign Government Treasury Bills – 5,362 – 5,362
U.S. Treasury Obligations
– 3,076 – 3,076
Investment Companies 226 – – 226
Forward Currency Contracts
(1)
– 357 – 357
Futures
(1)
328 – – 328
Centrally Cleared Credit Default Swaps
(1)
– 12 – 12
Centrally Cleared Interest Rate Swaps
(1)
– 375 – 375
Total Assets 554 70,942 2,782 74,278
Liabilities Description
Forward Currency Contracts
(1)
– (397) – (397)
Centrally Cleared Credit Default Swaps
(1)
– (64) – (64)
Centrally Cleared Interest Rate Swaps
(1)
– (88) – (88)
Total Liabilities – (549) – (549)
Total 554 70,393 2,782 73,729
0
Floating Rate
Assets Description
Bank loans – 64,012 – 64,012
Corporate Bonds – 2,796 – 2,796
Common Stocks – 245 – 245
Preferred Stock – 73 – 73
Warrants – – –
(2)
–
Investment Company 11,468 – – 11,468
Total Assets 11,468 67,126 – 78,594
Total Liabilities – – – –
Total 11,468 67,126 – 78,594
0
Focus
Assets Description
Common Stocks 864,615 30,315 – 894,930
Options Purchased 84,501 – – 84,501
Investment Company 17,460 – – 17,460
Forward Currency Contracts
(1)
– 5 , 212 – 5 , 212
Total Assets 966,576 35,527 – 1,002,103
Liabilities Description
Forward Currency Contracts
(1)
– (2,238) – (2,238)
Written Options (3,442) – – (3,442)
Total Liabilities (3,442) (2,238) – (5,680)
Total 963,134 33,289 – 996,423
0

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Global Discovery
Assets Description
Common Stocks
Americas $ 142,086 $ – $ – $ 142,086
Emerging Markets 2,581 – – 2,581
Europe 47,360 38,377 – 85,737
Pacific Basin 9,534 – – 9,534
Investment Company 4,242 – – 4,242
Total Assets 205,803 38,377 – 244,180
Total Liabilities – – – –
Total 205,803 38,377 – 244,180
0
Global Equity
Assets Description
Common Stocks
Americas 60,387 1,329 – 61,716
Emerging Markets 7,708 4,969 –
(2)
12,677
Europe 47,111 34,790 – 81,901
Pacific Basin – 6,685 – 6,685
Investment Company 5,589 – – 5,589
Total Assets 120,795 47,773 – 168,568
Total Liabilities – – – –
Total 120,795 47,773 – 168,568
0
Global Opportunities
Assets Description
Common Stocks
Americas 1,263,375 – – 1,263,375
Emerging Markets 218,657 – – 218,657
Europe 366,559 184,038 – 550,597
Pacific Basin 92,664 79,636 – 172,300
Investment Company 73,133 – – 73,133
Total Assets 2,014,388 263,674 – 2,278,062
Total Liabilities – – – –
Total 2,014,388 263,674 – 2,278,062
0
Global Unconstrained
Assets Description
Sovereign Government Bonds and Credit-Linked Notes – 72,663 1,070 73,733
Corporate Bonds – 22,316 – 22,316
Common Stocks 7,127 – – 7,127
Bank loans – – 2,694 2,694
Exchange Traded Funds 1,493 – – 1,493
Closed End Fund 584 – – 584
Sovereign Government Treasury Bills – 9,762 – 9,762
U.S. Treasury Obligations
– 8,417 – 8,417
Repurchase Agreements – 6,936 – 6,936
Investment Companies 1,132 – – 1,132
Forward Currency Contracts
(1)
– 1,419 – 1,419
Futures
(1)
535 – – 535
Centrally Cleared Credit Default Swaps
(1)
– 347 – 347
Centrally Cleared Interest Rate Swaps
(1)
– 221 – 221
Total Assets 10,871 122,081 3,764 136,716
Liabilities Description
Exchange Traded Fund (1,346) – – (1,346)
Corporate Bond – (1,327) – (1,327)
Common Stocks (4,224) – – (4,224)

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Global Unconstrained (continued)
Sovereign Government Bonds $ – $ (5,229) $ – $ (5,229)
Forward Currency Contracts
(1)
– (367) – (367)
Centrally Cleared Credit Default Swaps
(1)
– (774) – (774)
Centrally Cleared Interest Rate Swaps
(1)
– (165) – (165)
OTC Credit Default Swaps
(1)
– (10) – (10)
OTC Interest Rate Swaps
(1)
– (22) – (22)
Total Liabilities (5,570) (7,894) – (13,464)
Total 5,301 114,187 3,764 123,252
0
Global Value
Assets Description
Common Stocks and Equity-Linked Security
Americas 1,137,713 – – 1,137,713
Emerging Markets 53,887 71,670 – 125,557
Europe 492,533 462,206 – 954,739
Investment Company 112,505 – – 112,505
Forward Currency Contracts
(1)
– 16 – 16
Total Assets 1,796,638 533,892 – 2,330,530
Liabilities Description
Forward Currency Contracts
(1)
– (41) – (41)
Total Liabilities – (41) – (41)
Total 1,796,638 533,851 – 2,330,489
0
High Income
Assets Description
Corporate Bonds – 6,485,314 – 6,485,314
Bank loans – 1,596,501 – 1,596,501
Common Stocks – 18,949 – 18,949
Preferred Stock – 2,174 – 2,174
Warrants – – –
(2)
–
Investment Company 1,044,901 – – 1,044,901
Forward Currency Contracts
(1)
– 424 – 424
Total Assets 1,044,901 8,103,362 – 9,148,263
Total Liabilities – – – –
Total 1,044,901 8,103,362 – 9,148,263
0
International
Assets Description
Common Stocks and Equity-Linked Security
Americas 432,955 83,176 – 516,131
Emerging Markets 111,095 138,499 –
(2)
249,594
Europe 1,973,032 1,482,967 – 3,455,999
Pacific Basin – 307,411 – 307,411
Investment Company 336,201 – – 336,201
Total Assets 2,853,283 2,012,053 – 4,865,336
Total Liabilities – – – –
Total 2,853,283 2,012,053 – 4,865,336
0
International Explorer
Assets Description
Common Stocks
Americas 15,981 – – 15,981
Emerging Markets 15,246 6,996 – 22,242
Europe 82,403 18,087 – 100,490
Pacific Basin 5,615 23,672 – 29,287
Investment Company 28,222 – – 28,222
Total Assets 147,467 48,755 – 196,222

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
International Explorer (continued)
Total Liabilities $ – $ – $ – $ –
Total 147,467 48,755 – 196,222
0
International Small-Mid
Assets Description
Common Stocks
Americas 926,869 79,299 – 1,006,168
Emerging Markets 207,140 69,199 – 276,339
Europe 1,085,542 804,030 – 1,889,572
Middle East 286,054 – – 286,054
Pacific Basin – 745,653 – 745,653
Investment Company 55,453 – – 55,453
Total Assets 2,561,058 1,698,181 – 4,259,239
Total Liabilities – – – –
Total 2,561,058 1,698,181 – 4,259,239
0
International Value
Assets Description
Common Stocks and Equity-Linked Security
Americas 5,114,435 783,779 – 5,898,214
Emerging Markets 2,770,009 1,662,477 146,680 4,579,166
Europe 9,423,073 8,353,874 – 17,776,947
Pacific Basin – 477,888 – 477,888
Investment Company 4,754,495 – – 4,754,495
Miscellaneous Securities 305,002 106,158 – 411,160
Total Assets 22,367,014 11,384,176 146,680 33,897,870
Total Liabilities – – – –
Total 22,367,014 11,384,176 146,680 33,897,870
0
Mid Cap
Assets Description
Common Stocks 4,023,362 – – 4,023,362
Investment Company 87,264 – – 87,264
Total Assets 4,110,626 – – 4,110,626
Total Liabilities – – – –
Total 4,110,626 – – 4,110,626
0
Mid Cap Value
Assets Description
Common Stocks 1,063,217 – –
(2)
1,063,217
Investment Company 21,647 – – 21,647
Total Assets 1,084,864 – – 1,084,864
Total Liabilities – – – –
Total 1,084,864 – – 1,084,864
0
Select Equity
Assets Description
Common Stocks 40,103 6,542 – 46,645
Investment Company 4,247 – – 4,247
Forward Currency Contracts
(1)
– –
^
– –
^
Total Assets 44,350 6,542 – 50,892
Liabilities Description
Forward Currency Contracts
(1)
– (1) – (1)
Total Liabilities – (1) – (1)
Total 44,350 6,541 – 50,891
0

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Small Cap
Assets Description
Common Stocks $ 1,263,144 $ – $ – $ 1,263,144
Investment Company 33,095 – – 33,095
Total Assets 1,296,239 – – 1,296,239
Total Liabilities – – – –
Total 1,296,239 – – 1,296,239
0
Sustainable Emerging Markets
Assets Description
Common Stocks
Americas 2,565 – – 2,565
Emerging Markets 127,692 26,301 –
(2)
153,993
Europe 1,098 – – 1,098
Pacific Basin 3,377 – – 3,377
Investment Company 4,049 – – 4,049
Total Assets 138,781 26,301 – 165,082
Total Liabilities – – – –
Total 138,781 26,301 – 165,082
0
Value
Assets Description
Common Stocks 315,315 – – 315,315
Investment Company 6,484 – – 6,484
Total Assets 321,799 – – 321,799
Total Liabilities – – – –
Total 321,799 – – 321,799
0
Value Income
Assets Description
Common Stocks and Equity-Linked Security 13,906 324 – 14,230
Convertible Bonds – 389 – 389
Corporate Bonds – 378 – 378
Preferred Stock 289 – – 289
Convertible Preferred Stock 152 – – 152
Investment Company 226 – – 226
Total Assets 14,573 1,091 – 15,664
Liabilities Description
Written Options (15) – – (15)
Total Liabilities (15) – –
(15)
Total 14,558 1,091 – 15,649
(1)
Foreign currency forward contracts, futures contracts, OTC swap contracts and centrally cleared swap contracts are valued at unrealized appreciation (depreciation).
(2)
Includes one or more securities valued at $0.
^
Amount rounds to less than $1.

Notes to N-PORT Part F

Artisan Partners Funds
Information about Level 3 fair value measurements (dollar values in thousands):
.
Assets
Fair Value at
December 31, 2024 Unobservable Input(s) Range
Weighted
Average
Impact to Fair
Value from an
Increase in
Input
Emerging Markets Debt Opportunities
Credit-Linked Notes $ 811 Single broker quote $88.72 - $95.50 $93.27 Increase
Bank loans 1,971 Single broker quote
(1)
$85.50 - $99.38 $95.62 Increase
Total 2,782
Floating Rate
Warrant
–
(2)
100% discount for uncertainty of liquidation
value N/A N/A N/A
Global Equity
Common Stock
–
(2)
Last quote in restricted market less 100%
discount N/A N/A N/A
Global Unconstrained
Credit-Linked Notes 1,070 Single broker quote $88.72 - $95.50 $93.25 Increase
Bank loans 2,694 Single broker quote
(3)
$85.50 - $99.38 $95.70 Increase
Total 3,764
High Income
Warrant
–
(2)
100% discount for uncertainty of liquidation
value N/A N/A N/A
International
Common Stock
–
(2)
Last quote in restricted market less 100%
discount N/A N/A N/A
International Value
Common Stock
146,680
Net collateral, net earned premiums, and fair
value of loss reserves $127,120 - $147,700 $135,739 Increase
Mid Cap Value
Common Stock
–
(2)
100% discount for uncertainty of liquidation
value N/A N/A N/A
Sustainable Emerging Markets
Common Stock
–
(2)
Last quote in restricted market less 100%
discount N/A N/A N/A
(1)
At times during the period, unobservable input(s) were model-derived based on change in option-adjusted spread of comparables with a range of $82.12 - $100.60 and weighted average of $95.87.
(2)
Includes one or more securities valued at $0.
(3)
At times during the period, unobservable input(s) were model-derived based on change in option-adjusted spread of comparables with a range of $82.12 - $100.60 and weighted average of $95.95.
Emerging Markets Debt
Opportunities Fund Floating Rate Fund Global Equity Fund Global Unconstrained Fund
Balance as of  September 30, 2024 $ 2,756 $ –
(1)
$ –
(1)
$ 3,730
Transfers into Level 3 – – – –
Net change in unrealized appreciation (depreciation) 26 – – 34
Purchases – – – –
Sales – – – –
Accrued Amortization –
(2)
– – –
(2)
Realized Gain/Loss – – – –
Transfers out of Level 3 – – – –
Balance as of  December 31, 2024 $ 2,782 $ –
(1)
$ –
(1)
$ 3,764
Net change in unrealized appreciation (depreciation) for
investments held as of  December 31, 2024 $ 26 $ – $ – $ 34

Notes to N-PORT Part F

Artisan Partners Funds
(4) Transactions in securities of affiliates:
The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended December 31,
2024 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities
(as defined by the 1940 Act) during the period ended December 31, 2024.
Transactions in securities of affiliates:
High Income Fund International Fund International Value Fund Mid Cap Value Fund
Sustainable Emerging
Markets Fund
Balance as of  September 30, 2024 $ –
(1)
$ –
(1)
$ 146,720 $ –
(1)
$ –
(1)
Transfers into Level 3 – – – – –
Net change in unrealized appreciation (depreciation) – – (40) – –
Purchases – – – – –
Sales – – – – –
Accrued Amortization – – – – –
Realized Gain/Loss – – – – –
Transfers out of Level 3 – – – – –
Balance as of  December 31, 2024 $ –
(1)
$ –
(1)
$ 146,680 $ –
(1)
$ –
(1)
Net change in unrealized appreciation (depreciation) for
investments held as of  December 31, 2024 $ – $ – $ (40) $ – $ –
(1)
Includes one or more securities valued at $0.
(2)
Amount rounds to less than $1
As of
09/30/2024
Net
Net
Net
Net Increase (Decrease) in
Unrealized
As of
12/31/2024
Funds
Shares
Balance Value Purchases at Cost
Proceeds from
Sales
Realized Gain
(Loss)
Appreciation or
Depreciation Share Balance Value
Dividend
Income
@
International Explorer
M&C Saatchi plc 6,358 $ 15,472 $ 3,545 $ — $ — $ (2,554) 7,736 $ 16,463 $ —
Total $15,472 $3,545 $— $— $(2,554) $16,463 $—
International Value
Barry Callebaut AG
(1)‡
260 480,483 168,884 — — (155,962) 372 493,405 —
Berkeley Group Holdings plc 5,739 362,130 — — — (81,947) 5,739 280,183 —
Brenntag SE
(1)
9,844 733,975 93,782 — — (145,775) 11,375 681,982 —
Koninklijke Philips NV*
‡
45,331 1,484,541 84,429 — — (343,538) 48,484 1,225,432 —
Sensata Technologies
Holding plc 9,305 333,662 — — — (78,716) 9,305 254,946 1,117
Total $3,394,791 $347,095 $— $— $(805,938) $2,935,948 $1,117
@
Net of foreign taxes withheld, if any.
‡
Issuer was not an affiliate as of September 30, 2024.
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes (2) and (3).
*
Non-income producing security.